As filed with the Securities and Exchange Commission on 2/7/2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22761

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period: November 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2019

Elements U.S. Portfolio

Elements U.S. Small Cap Portfolio

Elements International Portfolio

Elements International Small Cap Portfolio

Elements Emerging Markets Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Portfolios’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT NOVEMBER 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$208,787,657	18.6%

Consumer Discretionary	179,057,168	16.0%

Consumer Staples	154,069,620	13.7%

Financials	136,159,756	12.1%

Industrials	133,149,950	11.8%

Communication Services	102,928,679	9.2%

Health Care	95,959,604	8.5%

Materials	45,023,341	4.0%

Energy	23,492,313	2.1%

Utilities	7,193,113	0.6%

Real Estate	50,016	0.0%

Other(1)	38,621,164	3.4%
	$1,124,492,381

ELEMENTS INTERNATIONAL PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$82,679,012	18.9%

Consumer Staples	73,043,306	16.7%

Consumer Discretionary	61,094,607	13.8%

Financials	52,129,695	11.9%

Health Care	50,335,992	11.5%

Information Technology	40,041,970	9.1%

Communication Services	21,729,200	5.0%

Materials	20,466,440	4.7%

Energy	18,868,019	4.3%

Real Estate	5,690,045	1.3%

Utilities	4,846,826	1.1%

Other(1)	7,476,808	1.7%
	$438,401,920

ELEMENTS U.S. SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$86,711,903	24.9%

Consumer Discretionary	67,059,256	19.2%

Information Technology	50,852,149	14.6%

Financials	44,645,439	12.7%

Health Care	27,827,659	8.0%

Consumer Staples	17,545,106	5.0%

Materials	11,355,084	3.3%

Energy	10,684,568	3.1%

Communication Services	7,898,720	2.3%

Real Estate	3,424,731	1.0%

Utilities	2,285,354	0.7%

Other(1)	18,088,430	5.2%
	$348,378,399

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$63,963,227	21.9%

Consumer Discretionary	49,626,246	17.1%

Consumer Staples	31,676,252	10.9%

Information Technology	29,578,845	10.1%

Financials	28,373,875	9.7%

Energy	18,793,601	6.4%

Materials	17,535,424	6.0%

Communication Services	16,642,407	5.7%

Health Care	11,018,789	3.8%

Utilities	4,524,201	1.6%

Real Estate	1,577,281	0.5%

Other(1)	18,376,326	6.3%
	$291,686,474

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

ALLOCATION OF PORTFOLIO HOLDINGS AT NOVEMBER 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$57,381,619	15.6%

Consumer Discretionary	54,296,056	14.8%

Financials	46,382,193	12.6%

Energy	37,651,162	10.2%

Consumer Staples	36,963,359	10.0%

Communication Services	33,927,163	9.2%

Health Care	28,584,088	7.8%

Materials	23,318,799	6.3%

Industrials	23,202,181	6.3%

Real Estate	10,864,658	2.9%

Utilities	4,096,084	1.1%

Other(1)	11,780,978	3.2%
	$368,448,340

(1)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 97.4%
Automobiles & Components - 1.0%
BorgWarner, Inc.	31,999	$1,345,558
Ford Motor Co.	253,453	2,296,284
Gentex Corp.	166,828	4,737,915
Goodyear Tire & Rubber Co.	16,538	264,443
Lear Corp.	17,363	2,088,943

		10,733,143

Banks - 4.0%
Associated Banc-Corp.	79,096	1,695,818
Bank of Hawaii Corp.	7,818	704,480
Bank OZK	47,702	1,415,795
BankUnited, Inc.	5,300	185,818
Citizens Financial Group, Inc.	23,000	884,580
Comerica, Inc.	1,000	70,410
Commerce Bancshares, Inc.	3,298	221,065
Cullen/Frost Bankers, Inc.	441	41,260
East West Bancorp, Inc.	24,603	1,127,309
Fifth Third Bancorp	429	12,952
First Citizens BancShares, Inc. - Class A	3,912	2,033,458
First Horizon National Corp.	76,039	1,222,707
First Republic Bank	600	65,940
Huntington Bancshares, Inc.	84,596	1,259,634
KeyCorp	175,228	3,397,671
LendingTree, Inc. (a)	100	36,053
M&T Bank Corp.	1,100	181,214
MGIC Investment Corp.	178,105	2,566,493
PacWest Bancorp	100	3,724
People’s United Financial, Inc.	3,700	61,050
Popular, Inc. (b)	33,443	1,849,732
Prosperity Bancshares, Inc.	1,700	119,425
Regions Financial Corp.	129,414	2,153,449
Sterling Bancorp	2,600	53,092
SVB Financial Group (a)	700	162,211
Synovus Financial Corp.	291	11,084
TCF Financial Corp.	18,153	771,321
Texas Capital Bancshares, Inc. (a)	10,677	617,131
Umpqua Holdings Corp.	132,315	2,165,997
Webster Financial Corp.	4,797	233,566
Wells Fargo & Co.	327,147	17,816,426
Western Alliance Bancorp	29,383	1,532,617
Wintrust Financial Corp.	1,077	73,139

		44,746,621

Capital Goods - 8.8%
3M Co.	7,830	1,329,299
Acuity Brands, Inc.	13,289	1,737,935
AECOM (a)	35,376	1,532,842
AGCO Corp.	31,189	2,436,797
Allegion PLC (b)	5,547	665,806
Allison Transmission Holdings, Inc.	21,829	1,056,524
AMETEK, Inc.	17,352	1,718,022
AO Smith Corp.	58,819	2,846,840
Arconic, Inc.	1,300	40,248
Armstrong World Industries, Inc.	89	8,546
Carlisle Cos., Inc.	10,200	1,590,996
Caterpillar, Inc.	6,678	966,507
Colfax Corp. (a)	34,139	1,150,484

	SHARES	FAIR VALUE
Capital Goods - 8.8% (continued)
Crane Co.	26,345	$2,188,479
Cummins, Inc.	18,317	3,349,447
Curtiss-Wright Corp.	6,032	828,254
Donaldson Co., Inc.	19,240	1,078,979
Dover Corp.	9,647	1,075,448
Eaton Corp. PLC (b)	2,723	251,878
Emerson Electric Co.	6,500	480,090
Fastenal Co.	9,594	340,779
Flowserve Corp.	1,900	92,530
Fluor Corp.	417	7,272
Fortive Corp.	745	53,767
Fortune Brands Home & Security, Inc.	20,537	1,299,171
Gardner Denver Holdings, Inc. (a)	46,999	1,591,856
Gates Industrial Corp. PLC (a)(b)	70,026	832,609
General Dynamics Corp.	800	145,392
Graco, Inc.	54,974	2,655,794
GrafTech International Ltd. (c)	107,606	1,516,169
HD Supply Holdings, Inc. (a)	40,484	1,612,073
HEICO Corp.	16,515	2,145,133
HEICO Corp. - Class A	34,374	3,452,525
Hexcel Corp.	21,718	1,729,404
Honeywell International, Inc.	6,009	1,072,907
Hubbell, Inc.	15,157	2,228,382
Huntington Ingalls Industries, Inc.	2,104	529,514
IDEX Corp.	12,669	2,061,753
Illinois Tool Works, Inc.	443	77,228
ITT, Inc.	36,416	2,541,108
Jacobs Engineering Group, Inc.	22,451	2,067,513
Johnson Controls International PLC (b)	29,370	1,257,917
L3Harris Technologies, Inc.	5,950	1,196,485
Lincoln Electric Holdings, Inc.	13,673	1,261,471
Lockheed Martin Corp.	4,425	1,730,308
Masco Corp.	5,166	240,477
Middleby Corp. (a)	300	34,728
MSC Industrial Direct Co., Inc.	35,116	2,577,866
nVent Electric PLC (b)	71,553	1,768,075
Oshkosh Corp.	23,611	2,135,851
Owens Corning	3,555	238,398
PACCAR, Inc.	800	65,096
Parker-Hannifin Corp.	1,950	387,640
Pentair PLC (b)	28,714	1,273,466
Raytheon Co.	24,686	5,367,230
Regal Beloit Corp.	14,825	1,211,647
Resideo Technologies, Inc. (a)	35,764	349,772
Rockwell Automation, Inc.	4,526	886,372
Roper Technologies, Inc.	600	216,222
Sensata Technologies Holding PLC (a)(b)	1,639	84,392
Snap-on, Inc.	4,370	701,210
Spirit AeroSystems Holdings, Inc.	30,184	2,625,706
Stanley Black & Decker, Inc.	100	15,774
Teledyne Technologies, Inc. (a)	4,810	1,644,972
Textron, Inc.	15,510	717,182
Timken Co.	4,900	257,691
Toro Co.	26,873	2,100,931
Univar, Inc. (a)	12,573	294,460
Valmont Industries, Inc.	14,306	2,047,761
WABCO Holdings, Inc. (a)	5,822	784,514

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 8.8% (continued)
Wabtec Corp.	292	$22,942
Watsco, Inc.	7,206	1,282,452
WESCO International, Inc. (a)	58,658	3,086,584
Woodward, Inc.	13,266	1,549,336
WW Grainger, Inc.	9,358	2,966,018
Xylem, Inc.	11,352	879,894

		97,647,140

Commercial & Professional Services - 1.4%
ADT, Inc. (c)	19,600	181,104
Cintas Corp.	6,012	1,545,445
Clean Harbors, Inc. (a)	17,081	1,411,745
Copart, Inc. (a)	20,863	1,856,807
CoStar Group, Inc. (a)	900	551,574
Equifax, Inc.	180	25,135
IHS Markit Ltd. (a)(b)	13,800	1,002,570
KAR Auction Services, Inc.	41,837	883,597
ManpowerGroup, Inc.	29,249	2,709,627
Republic Services, Inc.	9,441	836,945
Robert Half International, Inc.	52,621	3,062,542
Rollins, Inc.	36,670	1,314,620
TransUnion	2,600	224,406
Verisk Analytics, Inc.	2,074	305,874
Waste Management, Inc.	996	112,458

		16,024,449

Consumer Durables & Apparel - 4.7%
Brunswick Corp.	301	17,690
Capri Holdings Ltd. (a)(b)	471	17,493
Carter’s, Inc.	3,252	335,964
Columbia Sportswear Co.	31,599	2,922,908
DR Horton, Inc.	13,200	730,620
Garmin Ltd. (b)	33,454	3,268,121
Hanesbrands, Inc.	2,946	44,396
Hasbro, Inc.	8,335	847,670
Lennar Corp. - A Shares	40,292	2,403,418
Lennar Corp. - B Shares	1,418	66,887
Lululemon Athletica, Inc. (a)	13,376	3,018,829
Newell Brands, Inc.	101,854	1,957,634
NIKE, Inc.	134,105	12,537,477
NVR, Inc. (a)	1,198	4,542,684
PulteGroup, Inc.	87,204	3,457,639
PVH Corp.	6,615	641,390
Ralph Lauren Corp.	33,159	3,559,287
Skechers U.S.A., Inc. (a)	76,031	3,057,967
Tapestry, Inc.	83,616	2,248,434
Toll Brothers, Inc.	35,083	1,409,284
Under Armour, Inc. - Class A (a)	60,887	1,150,155
Under Armour, Inc. - Class C (a)	109,691	1,897,654
VF Corp.	31,239	2,765,901

		52,899,502

Consumer Services - 1.6%
Aramark	34,308	1,497,201
Choice Hotels International, Inc.	11,892	1,156,497
Darden Restaurants, Inc.	3,432	406,486
Domino’s Pizza, Inc.	994	292,534
Extended Stay America, Inc.	45,775	675,639

	SHARES	FAIR VALUE
Consumer Services - 1.6% (continued)
Frontdoor, Inc. (a)	42,840	$1,938,939
Graham Holdings Co.	2,519	1,591,026
Hilton Grand Vacations, Inc. (a)	610	21,124
Hyatt Hotels Corp.	25,923	2,094,578
Las Vegas Sands Corp.	4,400	276,100
Service Corp International	1,310	57,666
ServiceMaster Global Holdings, Inc. (a)	38,304	1,501,134
Starbucks Corp.	59,452	5,078,984
Wyndham Destinations, Inc.	12,932	627,202
Yum China Holdings, Inc.	12,375	550,935

		17,766,045

Diversified Financials - 3.1%
Affiliated Managers Group, Inc.	3,392	289,575
Ally Financial, Inc.	23,371	744,133
Bank of New York Mellon Corp.	1,100	53,867
Berkshire Hathaway, Inc. (a)	49,069	10,809,901
BGC Partners, Inc.	168,100	974,980
BlackRock, Inc.	393	194,500
Capital One Financial Corp.	1,300	130,013
Cboe Global Markets, Inc.	11,785	1,401,236
Discover Financial Services	3,000	254,610
E*TRADE Financial Corp.	48,461	2,146,822
Evercore, Inc.	20,137	1,558,201
FactSet Research Systems, Inc.	2,619	680,023
Franklin Resources, Inc.	2,644	72,684
Janus Henderson Group PLC (b)	73,900	1,877,060
Legg Mason, Inc.	25,467	995,250
LPL Financial Holdings, Inc.	5,753	531,290
MarketAxess Holdings, Inc.	1,100	444,202
Morgan Stanley	2,300	113,804
Morningstar, Inc.	14,569	2,288,790
MSCI, Inc.	99	25,660
Nasdaq, Inc.	800	83,840
Raymond James Financial, Inc.	9,631	865,056
SEI Investments Co.	52,316	3,375,951
State Street Corp.	4,000	300,400
Synchrony Financial	55,709	2,084,074
T. Rowe Price Group, Inc.	3,400	420,104
TD Ameritrade Holding Corp.	10,600	549,398
The Charles Schwab Corp.	3,400	168,300
Voya Financial, Inc.	24,733	1,441,439

		34,875,163

Energy - 2.1%
Antero Midstream Corp. (c)	16,200	74,196
Apergy Corp. (a)	52,050	1,329,357
Baker Hughes a GE Co.	19,814	444,230
Cabot Oil & Gas Corp.	113,701	1,812,394
Chevron Corp.	57,168	6,696,088
ConocoPhillips	39,996	2,397,360
Devon Energy Corp.	7,810	170,961
EOG Resources, Inc.	1,300	92,170
EQT Corp.	49,700	433,881
Halliburton Co.	5,585	117,229
HollyFrontier Corp.	20,400	1,051,620
Marathon Oil Corp.	6,693	77,974
Marathon Petroleum Corp.	4,129	250,383

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Energy - 2.1% (continued)
Occidental Petroleum Corp.	18,100	$698,117
Patterson-UTI Energy, Inc.	59,300	530,142
PBF Energy, Inc.	21,788	681,964
Phillips 66	6,000	688,320
Schlumberger Ltd. (b)	77,265	2,796,993
Valero Energy Corp.	32,929	3,144,390
Williams Cos., Inc.	200	4,544

		23,492,313

Food & Staples Retailing - 7.0%
Casey’s General Stores, Inc.	11,036	1,917,726
Costco Wholesale Corp.	39,070	11,713,577
Grocery Outlet Holding Corp. (a)	1,700	56,321
Kroger Co.	176,958	4,838,032
Sprouts Farmers Market, Inc. (a)	87,359	1,729,708
Sysco Corp.	63,311	5,099,701
U.S. Foods Holding Corp. (a)	144,591	5,750,384
Walgreens Boots Alliance, Inc.	142,270	8,479,292
Walmart, Inc.	324,841	38,685,314

		78,270,055

Food, Beverage & Tobacco - 4.1%
Altria Group, Inc.	880	43,736
Beyond Meat, Inc. (a)	300	24,888
Brown-Forman Corp. - Class A	8,790	560,802
Brown-Forman Corp. - Class B	22,739	1,542,159
Bunge Ltd. (b)	53,630	2,862,769
Campbell Soup Co.	6,600	307,362
Flowers Foods, Inc.	86,939	1,871,797
General Mills, Inc.	45,496	2,425,847
Hain Celestial Group, Inc. (a)	32,925	813,906
Hershey Co.	23,174	3,433,460
Hormel Foods Corp.	63,566	2,830,594
Ingredion, Inc.	13,585	1,129,864
JM Smucker Co.	300	31,527
Kraft Heinz Co.	97,304	2,967,772
Lamb Weston Holdings, Inc.	2,404	201,888
Mondelez International, Inc.	48,625	2,554,758
Monster Beverage Corp. (a)	24,388	1,458,890
PepsiCo., Inc.	59,456	8,075,908
Philip Morris International, Inc.	67,757	5,619,088
Pilgrim’s Pride Corp. (a)	56,604	1,783,026
Post Holdings, Inc. (a)	5,275	557,040
Seaboard Corp.	32	131,570
TreeHouse Foods, Inc. (a)	16,896	826,045
Tyson Foods, Inc.	37,650	3,384,359

		45,439,055

Health Care Equipment & Services - 6.3%
Acadia Healthcare Co., Inc. (a)	100	3,216
Align Technology, Inc. (a)	2,754	763,794
Anthem, Inc.	16,660	4,809,076
Baxter International, Inc.	30,353	2,488,035
Cantel Medical Corp.	2,939	226,009
Cardinal Health, Inc.	304	16,729
Centene Corp. (a)	24,222	1,464,704
Cerner Corp.	5,900	422,381
Change Healthcare, Inc. (a)	6,700	89,646

	SHARES	FAIR VALUE
Health Care Equipment & Services - 6.3% (continued)
Chemed Corp.	5,111	$2,197,832
Cigna Corp.	200	39,984
Cooper Cos., Inc.	2,543	796,188
Covetrus, Inc. (a)	17,806	254,804
CVS Health Corp.	69,270	5,213,953
Danaher Corp.	10,172	1,484,908
DENTSPLY SIRONA, Inc.	33,126	1,872,944
Edwards Lifesciences Corp. (a)	8,420	2,062,395
Encompass Health Corp.	3,384	239,283
Henry Schein, Inc. (a)	35,049	2,414,876
Hill-Rom Holdings, Inc.	13,613	1,459,450
Hologic, Inc. (a)	2,100	107,772
Humana, Inc.	16,851	5,750,067
ICU Medical, Inc. (a)	4,058	760,794
IDEXX Laboratories, Inc. (a)	6,125	1,540,927
Integra LifeSciences Holdings Corp. (a)	32,148	1,960,706
Laboratory Corp of America Holdings (a)	1,700	292,893
Masimo Corp. (a)	20,581	3,191,496
McKesson Corp.	1,100	159,104
MEDNAX, Inc. (a)	70,590	1,843,811
Medtronic PLC (b)	5,300	590,367
Molina Healthcare, Inc. (a)	17,770	2,407,835
Premier, Inc. (a)	70,837	2,517,547
Quest Diagnostics, Inc.	13,878	1,478,701
ResMed, Inc.	4,554	681,278
Steris PLC (b)	15,927	2,407,207
Teleflex, Inc.	300	106,002
UnitedHealth Group, Inc.	42,711	11,953,528
Universal Health Services, Inc.	7,447	1,038,782
Varian Medical Systems, Inc. (a)	5,970	798,368
Veeva Systems, Inc. (a)	4,000	596,720
WellCare Health Plans, Inc. (a)	210	67,635
West Pharmaceutical Services, Inc.	8,594	1,263,576
Zimmer Biomet Holdings, Inc.	900	130,752

		69,966,075

Household & Personal Products - 2.7%
Church & Dwight Co., Inc.	20,042	1,407,750
Clorox Co.	6,966	1,032,570
Colgate-Palmolive Co.	110,150	7,470,373
Coty, Inc.	159	1,835
Estee Lauder Cos., Inc.	18,336	3,584,138
Herbalife Nutrition Ltd. (a)(b)	10,533	480,410
Kimberly-Clark Corp.	24,061	3,280,477
Nu Skin Enterprises, Inc.	47,303	1,808,866
Procter & Gamble Co.	92,529	11,294,090

		30,360,509

Insurance - 5.1%
Aflac, Inc.	45,116	2,474,161
Allstate Corp.	27,917	3,108,558
American Financial Group, Inc.	26,372	2,893,272
American National Insurance Co.	4,899	578,082
Arthur J Gallagher & Co.	9,903	923,653
Assurant, Inc.	16,597	2,205,243
Athene Holding Ltd. (a)(b)	2,100	94,542
Brown & Brown, Inc.	57,352	2,164,464
Cincinnati Financial Corp.	17,197	1,840,939

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Insurance - 5.1% (continued)
CNA Financial Corp.	55,201	$2,468,589
Erie Indemnity Co.	1,697	287,302
Fidelity National Financial, Inc.	56,463	2,689,333
First American Financial Corp.	50,490	3,212,174
Hanover Insurance Group, Inc.	22,583	3,069,707
Hartford Financial Services Group, Inc.	51,455	3,183,006
Kemper Corp.	15,526	1,147,682
Loews Corp.	47,555	2,420,550
Marsh & McLennan Cos., Inc.	3,639	393,267
Mercury General Corp.	26,118	1,279,260
MetLife, Inc.	63,657	3,177,121
Old Republic International Corp.	138,919	3,134,013
Principal Financial Group, Inc.	18,381	1,012,793
Progressive Corp.	53,327	3,895,537
Reinsurance Group of America, Inc.	12,587	2,082,645
RenaissanceRe Holdings Ltd. (b)	5,571	1,049,186
Travelers Cos., Inc.	15,126	2,068,027
Unum Group	20,449	628,602
White Mountains Insurance Group Ltd. (b)	100	110,692
Willis Towers Watson PLC (b)	3,300	648,252
WR Berkley Corp.	33,384	2,270,112

		56,510,764

Materials - 4.0%
Air Products & Chemicals, Inc.	160	37,813
Amcor PLC (b)	235,329	2,414,476
AptarGroup, Inc.	15,361	1,722,275
Ardagh Group SA (b)	9,527	177,107
Ashland Global Holdings, Inc.	9,148	655,912
Avery Dennison Corp.	21,461	2,797,871
Axalta Coating Systems Ltd. (a)(b)	68,123	1,939,462
Ball Corp.	1,109	73,261
Berry Global Group, Inc. (a)	7,528	351,482
Cabot Corp.	23,412	1,100,130
Celanese Corp.	2,726	342,304
Corteva, Inc.	29,600	770,192
Domtar Corp.	67,873	2,533,020
Dow, Inc.	15,500	827,235
DuPont de Nemours, Inc.	22,400	1,451,744
Eastman Chemical Co.	600	47,022
Ecolab, Inc.	3,700	690,679
Freeport-McMoRan, Inc.	3,796	43,198
Graphic Packaging Holding Co.	20,700	336,789
Huntsman Corp.	57,819	1,307,866
International Paper Co.	13,448	623,180
LyondellBasell Industries N.V. (b)	2,973	275,121
Martin Marietta Materials, Inc.	100	26,840
Mosaic Co.	25,420	484,251
NewMarket Corp.	1,700	839,749
Newmont Mining Corp.	64,746	2,486,246
Nucor Corp.	51,853	2,922,435
Olin Corp.	44,550	780,516
Packaging Corp of America	19,902	2,227,034
PPG Industries, Inc.	3,900	502,476
Reliance Steel & Aluminum Co.	24,183	2,853,110
Royal Gold, Inc.	11,005	1,290,556
RPM International, Inc.	18,031	1,329,426

	SHARES	FAIR VALUE
Materials - 4.0% (continued)
Scotts Miracle-Gro Co.	300	$30,324
Sealed Air Corp.	3,337	125,905
Silgan Holdings, Inc.	30,281	932,958
Sonoco Products Co.	35,202	2,130,777
Steel Dynamics, Inc.	86,746	2,925,943
Valvoline, Inc.	53,768	1,217,845
Westlake Chemical Corp.	15,452	1,061,243
Westrock Co.	5,056	203,908
WR Grace & Co.	2,000	133,660

		45,023,341

Media & Entertainment - 8.1%
Activision Blizzard, Inc.	66,217	3,630,678
Alphabet, Inc. - Class A (a)	10,860	14,162,417
Alphabet, Inc. - Class C (a)	10,095	13,173,571
Altice USA, Inc. (a)	5,900	150,922
AMC Networks, Inc. (a)	21,411	822,825
Cable One, Inc.	75	115,125
CBS Corp.	99	3,998
Discovery Communications, Inc. - Class A (a)	233	7,675
Discovery Communications, Inc. - Class C (a)	268	8,179
DISH Network Corp. (a)	3,597	122,909
Electronic Arts, Inc. (a)	32,853	3,318,481
Facebook, Inc. (a)	80,172	16,165,882
Fox Corp. - Class A	20,472	732,079
Fox Corp. - Class B	40,222	1,406,966
IAC InterActive Corp. (a)	51	11,358
Interpublic Group of Cos., Inc.	1,300	29,120
John Wiley & Sons, Inc.	57,919	2,737,252
Liberty Media Corp. - Liberty SiriusXM - Class A (a)	47,244	2,300,783
Liberty Media Corp - Liberty Formula One (a)	7,392	318,373
Lions Gate Entertainment Corp. - Class A (a)(b)(c)	128,862	1,204,860
Lions Gate Entertainment Corp. - Class B (a)(b)	148,064	1,283,715
Madison Square Garden Co. (a)	3,747	1,055,830
Match Group, Inc. (c)	53,190	3,748,831
News Corp. - Class A	213,968	2,755,908
News Corp. - Class B	67,226	885,366
Nexstar Media Group, Inc.	1,251	134,745
Roku, Inc. (a)	200	32,074
Sinclair Broadcast Group, Inc.	1,505	52,419
Take-Two Interactive Software, Inc. (a)	6,592	799,939
The New York Times Co. - Class A	18,747	604,591
TripAdvisor, Inc.	769	21,840
Viacom, Inc. - Class B	155,372	3,739,804
Walt Disney Co.	86,288	13,079,535
Zillow Group, Inc. - Class A (a)	212	8,281
Zynga, Inc. (a)	245,105	1,527,004

		90,153,335

Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Agilent Technologies, Inc.	13,543	1,093,868
Allergan PLC (b)	18,207	3,367,203

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 2.3% (continued)
Bio-Techne Corp.	150	$32,738
Bristol-Myers Squibb Co.	65,585	3,734,410
Bruker Corp.	68,182	3,490,237
Jazz Pharmaceuticals PLC (a)(b)	2,200	332,464
Johnson & Johnson	47,203	6,489,940
Merck & Co., Inc.	12	1,046
Mettler-Toledo International, Inc. (a)	300	215,823
Mylan N.V. (a)(b)	31,591	593,279
PerkinElmer, Inc.	17,189	1,596,858
Pfizer, Inc.	46,212	1,780,086
QIAGEN N.V. (a)(b)	46,995	2,011,386
Thermo Fisher Scientific, Inc.	100	31,395
Waters Corp. (a)	5,235	1,162,536
Zoetis, Inc.	500	60,260

		25,993,529

Real Estate - 0.0% (d)
Jones Lang LaSalle, Inc.	300	49,899
Newmark Group, Inc.	9	118

		50,017

Retailing - 8.8%
Advance Auto Parts, Inc.	10,327	1,622,165
Amazon.com, Inc. (a)	14,217	25,601,974
AutoNation, Inc. (a)	12,154	620,948
AutoZone, Inc. (a)	3,064	3,609,147
Best Buy Co., Inc.	44,471	3,586,141
Booking Holdings, Inc. (a)	863	1,643,178
Dollar General Corp.	11,820	1,859,995
eBay, Inc.	91,541	3,251,536
Expedia Group, Inc.	10,709	1,088,677
Foot Locker, Inc.	20,523	821,946
Gap, Inc.	22,900	380,369
Genuine Parts Co.	16,255	1,696,534
Home Depot, Inc.	43,570	9,607,621
Kohl’s Corp.	41,177	1,935,731
L Brands, Inc.	45,254	866,162
LKQ Corp. (a)	85,555	3,018,380
Lowe’s Cos., Inc.	60,672	7,117,432
Macy’s, Inc. (c)	220,888	3,384,004
Nordstrom, Inc. (c)	46,605	1,778,913
O’Reilly Automotive, Inc. (a)	3,615	1,598,842
Penske Automotive Group, Inc.	5,422	273,757
Pool Corp.	8,892	1,835,753
Qurate Retail, Inc. (a)	130,123	1,230,964
Ross Stores, Inc.	31,630	3,673,825
Target Corp.	55,956	6,995,060
TJX Cos., Inc.	1,428	87,294
Tractor Supply Co.	39,238	3,705,637
Ulta Beauty, Inc. (a)	3,834	896,619
Urban Outfitters, Inc. (a)	67,845	1,740,903
Wayfair, Inc. (a)(c)	1,533	130,182
Williams-Sonoma, Inc.	28,801	1,998,789

		97,658,478

Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	2,700	304,965
Applied Materials, Inc.	173,256	10,031,522

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 4.8% (continued)
Cypress Semiconductor Corp.	99,685	$2,337,613
Entegris, Inc.	700	33,124
Intel Corp.	134,686	7,818,522
KLA Corp.	886	145,180
Lam Research Corp.	28,383	7,573,436
Marvell Technology Group Ltd. (b)	28,146	742,210
Maxim Integrated Products, Inc.	11,135	631,020
Micron Technology, Inc. (a)	136,711	6,495,140
MKS Instruments, Inc.	8,381	890,733
Monolithic Power Systems, Inc.	4,635	744,752
NVIDIA Corp.	9,085	1,969,083
QUALCOMM, Inc.	61,100	5,104,905
Skyworks Solutions, Inc.	14,646	1,439,702
Teradyne, Inc.	19,865	1,243,350
Texas Instruments, Inc.	15,317	1,841,257
Xilinx, Inc.	39,725	3,685,686

		53,032,200

Software & Services - 5.7%
Accenture PLC (b)	27,064	5,444,194
Akamai Technologies, Inc. (a)	7,327	638,328
Amdocs Ltd. (b)	53,086	3,678,860
ANSYS, Inc. (a)	9,580	2,439,930
Black Knight, Inc. (a)	83	5,230
Booz Allen Hamilton Holding Corp.	27,913	2,030,950
Broadridge Financial Solutions, Inc.	15,419	1,907,485
CACI International, Inc. (a)	3,134	750,029
CDK Global, Inc.	12,287	657,969
Cerence, Inc. (a)	7,993	124,371
Citrix Systems, Inc.	5,939	669,979
Cognizant Technology Solutions Corp.	44,091	2,826,674
CoreLogic, Inc. (a)	11,935	494,467
DXC Technology Co.	8	299
EPAM Systems, Inc. (a)	4,465	945,910
Euronet Worldwide, Inc. (a)	9,909	1,557,596
Fair Isaac Corp. (a)	1,840	676,660
FireEye, Inc. (a)	1,940	32,514
Fiserv, Inc. (a)	87	10,113
Fortinet, Inc. (a)	5,900	620,149
Gartner, Inc. (a)	81	12,997
Genpact Ltd. (b)	75,282	3,063,977
Global Payments, Inc.	89	16,118
GoDaddy, Inc. (a)	7	465
Guidewire Software, Inc. (a)	1,003	122,196
International Business Machines Corp.	18,674	2,510,719
Intuit, Inc.	5,605	1,451,078
Jack Henry & Associates, Inc.	8,164	1,240,438
Leidos Holdings, Inc.	23,988	2,179,070
LogMeIn, Inc.	8,885	692,852
Manhattan Associates, Inc. (a)	29,233	2,441,248
Mastercard, Inc.	20,943	6,120,173
Medallia, Inc. (a)(c)	4,300	130,548
Microsoft Corp.	17,440	2,640,067
NortonLifeLock, Inc.	124,209	3,092,804
Nuance Communications, Inc. (a)	29,137	522,426
PayPal Holdings, Inc. (a)	11,449	1,236,606
Pegasystems, Inc.	11,143	864,920
Proofpoint, Inc. (a)	4,853	576,003

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Software & Services - 5.7% (continued)
PTC, Inc. (a)	669	$51,245
Sabre Corp.	26,489	594,148
SS&C Technologies Holdings, Inc.	13,019	781,791
Synopsys, Inc. (a)	24,374	3,437,709
Teradata Corp. (a)	25,050	665,328
Tyler Technologies, Inc. (a)	4,561	1,323,465
VeriSign, Inc. (a)	732	139,622
VMware, Inc.	6,660	1,036,429
Western Union Co.	26,854	721,836

		63,177,985

Technology Hardware & Equipment - 8.3%
Amphenol Corp.	8,534	887,536
Apple, Inc.	173,526	46,374,824
Arrow Electronics, Inc. (a)	26,501	2,110,540
Avnet, Inc.	80,423	3,269,195
CDW Corp.	300	40,515
Ciena Corp. (a)	17,191	652,570
Cisco Systems, Inc.	96,808	4,386,371
Cognex Corp.	10,295	516,603
Coherent, Inc. (a)	673	101,529
Dell Technologies, Inc. (a)	5,931	287,594
Dolby Laboratories, Inc.	55,241	3,805,000
EchoStar Corp. (a)	36,321	1,528,024
F5 Networks, Inc. (a)	22,755	3,315,631
FLIR Systems, Inc.	35,825	1,918,787
Hewlett Packard Enterprise Co.	51,492	815,118
HP, Inc.	375,628	7,542,610
IPG Photonics Corp. (a)	400	56,836
Jabil, Inc.	28,295	1,098,978
Juniper Networks, Inc.	52,667	1,319,835
Keysight Technologies, Inc. (a)	611	65,395
Littelfuse, Inc.	100	18,141
National Instruments Corp.	30,529	1,285,882
NCR Corp. (a)	470	15,430
NetApp, Inc.	43,348	2,626,455
Pure Storage, Inc. - Class A (a)	2,900	46,603
SYNNEX Corp.	500	61,405
Trimble, Inc. (a)	3,000	121,590
Ubiquiti, Inc.	2,990	589,628
Western Digital Corp.	48,544	2,443,220
Xerox Holdings Corp.	133,279	5,188,551
Zebra Technologies Corp. (a)	347	87,076

		92,577,472

Telecommunication Services - 1.1%
AT&T, Inc.	208,737	7,802,589
CenturyLink, Inc.	2,280	33,037
Telephone & Data Systems, Inc.	74,470	1,765,684
United States Cellular Corp. (a)	31,425	1,065,622
Verizon Communications, Inc.	34,998	2,108,279

		12,775,211

Transportation - 1.7%
Alaska Air Group, Inc.	3,529	243,536
CH Robinson Worldwide, Inc.	11,371	873,861
Copa Holdings SA (b)	7,118	742,123
Delta Air Lines, Inc.	5,666	324,719

	SHARES	FAIR VALUE
Transportation - 1.7% (continued)
Expeditors International of Washington, Inc.	32,281	$2,413,328
Genesee & Wyoming, Inc. (a)	200	22,290
J.B. Hunt Transport Services, Inc.	1,807	208,925
JetBlue Airways Corp. (a)	39,349	758,255
Knight-Swift Transportation Holdings, Inc.	7,462	276,019
Landstar System, Inc.	29,353	3,270,218
Macquarie Infrastructure Corp.	21,522	902,848
Old Dominion Freight Line, Inc.	7,877	1,509,154
Schneider National, Inc.	105,523	2,400,648
Southwest Airlines Co.	92,706	5,343,574
XPO Logistics, Inc. (a)	2,284	188,864

		19,478,362

Utilities - 0.7%
Avangrid, Inc.	27,069	1,313,929
CMS Energy Corp.	4,342	266,165
DTE Energy Co.	200	24,988
Evergy, Inc.	14,000	885,780
Eversource Energy	2,388	197,344
Exelon Corp.	1,500	66,600
Hawaiian Electric Industries, Inc.	10,721	468,186
IDACORP, Inc.	2,875	302,019
NRG Energy, Inc.	37,365	1,484,511
OGE Energy Corp.	5,346	224,853
Pinnacle West Capital Corp.	1,609	140,611
Public Service Enterprise Group, Inc.	400	23,724
UGI Corp.	10,337	450,176
Vistra Energy Corp.	15,300	405,909
WEC Energy Group, Inc.	400	35,460
Xcel Energy, Inc.	14,683	902,858

		7,193,113

TOTAL COMMON STOCKS (Cost $856,009,598)		1,085,843,877

REAL ESTATE INVESTMENT TRUSTS - 0.0% (d)
Chimera Investment Corp.	1,089	22,183
MFA Financial, Inc.	656	5,025

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,803)		27,208

RIGHTS - 0.0% (d)
Media & Entertainment - 0.0% (d)
DISH Network Corp. (a)	195	132

TOTAL RIGHTS (Cost $430)		132

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 0.5%
Fidelity Investments Money Market Funds - Government Portfolio, 1.53% (e)	1,064,434	1,064,434
First American Government Obligations Fund, 1.56% (e)	1,068,474	1,068,474
First American Treasury Obligations Fund, 1.59% (e)	1,068,474	1,068,474

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Money Market Funds - 0.5% (continued)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.55% (e)	1,068,474	$1,068,474
STIT - Treasury Portfolio - Institutional Class, 1.52% (e)	1,068,474	1,068,474

		5,338,330

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.0%
1.566%, 5/21/2020 (f)(g)	$20,000,000	19,852,512
1.363%, 12/10/2019 (f)	2,800,000	2,798,933

		22,651,445

TOTAL SHORT-TERM INVESTMENTS (Cost $27,989,775)		27,989,775

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.0%
BlackRock Liquidity Funds FedFund Portfolio, 1.55% (e)	548,468	548,468
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.80% (e)	10,077,756	10,082,921

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $10,631,389)		10,631,389

TOTAL INVESTMENTS (Cost $894,655,995) - 100.9%		1,124,492,381

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(9,815,735)

TOTAL NET ASSETS - 100.0%		$1,114,676,646

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $52,459,974 which represents 4.7% of net assets.
(c)	This security or a portion of this security was out on loan as of November 30, 2019. Total loaned securities had a market value of $11,154,866 as of November 30, 2019.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, December 2019 Settlement	200	$31,437,000	$1,746,064

TOTAL FUTURES CONTRACTS PURCHASED		$31,437,000	$1,746,064

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 97.1%
Automobiles & Components - 1.5%
Adient PLC - ADR (a)	11,946	$261,140
Cooper Tire & Rubber Co.	6,806	196,149
Dana, Inc.	2,187	37,070
Dorman Products, Inc. (a)	758	56,335
Fox Factory Holding Corp. (a)	9,985	658,311
Gentherm, Inc. (a)	5,291	221,428
LCI Industries	700	74,522
Modine Manufacturing Co. (a)	24,708	183,333
Spartan Motors, Inc.	80,820	1,434,555
Standard Motor Products, Inc.	8,713	438,874
Stoneridge, Inc. (a)	31,580	951,821
Strattec Security Corp.	4,209	98,406
Unique Fabricating, Inc.	600	2,124
Winnebago Industries, Inc.	11,567	549,779

		5,163,847

Banks - 6.4%
1st Source Corp.	53	2,725
ACNB Corp.	243	8,558
Ameris Bancorp	7,500	327,375
Ames National Corp.	206	5,807
Arrow Financial Corp.	2,020	72,437
Atlantic Capital Bancshares, Inc. (a)	7,452	140,992
Atlantic Union Bankshares Corp.	909	34,360
Banc of California, Inc.	1,300	19,968
BancFirst Corp.	318	18,791
Bank of Commerce Holdings	456	5,221
Bank of Marin Bancorp	6,464	291,720
BankFinancial Corp.	9,699	132,391
Berkshire Hills Bancorp, Inc.	636	20,066
BOK Financial Corp.	2,494	207,850
Boston Private Financial Holdings, Inc.	17,196	201,881
Bridge Bancorp, Inc.	200	6,536
Brookline Bancorp, Inc.	3,100	49,755
Byline Bancorp, Inc. (a)	1,484	27,291
C&F Financial Corp.	1,153	64,914
Cadence Bancorp	1,363	22,503
Capital City Bank Group, Inc.	15,283	442,137
Capstar Financial Holdings, Inc.	600	10,080
Cathay General Bancorp	23	847
CenterState Bank Corp.	5,613	142,739
Central Pacific Financial Corp.	2,355	68,436
Central Valley Community Bancorp	323	6,815
Century Bancorp, Inc. - Class A	696	60,726
Chemung Financial Corp.	4,690	214,661
Citigroup, Inc.	30,937	2,323,987
Citizens & Northern Corp.	9,045	237,883
Civista Bancshares, Inc.	101	2,190
Codorus Valley Bancorp, Inc.	285	6,121
Columbia Banking System, Inc.	222	8,676
Community Bankers Trust Corp.	700	6,083
Community Trust Bancorp, Inc.	82	3,685
ConnectOne Bancorp, Inc.	991	24,963
Customers Bancorp, Inc. (a)	6,146	143,693
CVB Financial Corp.	1,448	30,929
Entegra Financial Corp. (a)	100	3,004
Enterprise Bancorp, Inc.	200	6,378

	SHARES	FAIR VALUE
Banks - 6.4% (continued)
Enterprise Financial Services Corp.	123	$5,560
Essent Group Ltd. (b)	24,196	1,322,311
Farmers National Banc Corp.	337	5,170
FB Financial Corp.	700	26,950
Federal Agricultural Mortgage Corp.	2,183	181,298
Fifth Third Bancorp	43,022	1,298,834
Financial Institutions, Inc.	1,360	44,309
First Bancorp NC	3,606	140,995
First Bancorp Puerto Rico (b)	81,177	852,359
First Bancorp, Inc.	254	7,234
First Busey Corp.	14,239	378,757
First Business Financial Services, Inc.	391	9,767
First Commonwealth Financial Corp.	21,387	303,909
First Community Bankshares, Inc.	7,766	236,785
First Defiance Financial Corp.	1,101	33,195
First Financial Bankshares, Inc. (c)	3,814	131,850
First Financial Northwest, Inc.	427	6,290
First Foundation, Inc.	200	3,278
First Guaranty Bancshares, Inc.	110	2,365
First Interstate BancSystem, Inc.	9,829	413,801
First Merchants Corp.	1,100	44,539
First Midwest Bancorp, Inc.	408	8,796
Flagstar Bancorp, Inc.	384	14,308
Flushing Financial Corp.	1,996	42,315
Fulton Financial Corp.	5,857	100,506
German American Bancorp, Inc.	700	23,590
Glacier Bancorp, Inc.	11,359	498,092
Great Southern Bancorp, Inc.	100	6,103
Great Western Bancorp, Inc.	10,399	357,414
Hancock Whitney Corp.	2,194	89,098
Hanmi Financial Corp.	10,709	210,218
HarborOne Bancorp, Inc. (a)	1,396	14,812
Heartland Financial USA, Inc.	7,502	354,244
Heritage Commerce Corp.	12,792	159,900
Heritage Financial Corp.	3,361	92,696
Hilltop Holdings, Inc.	23,487	578,485
Home BancShares, Inc.	12,786	240,633
HomeStreet, Inc. (a)	12,000	383,040
Hope Bancorp, Inc.	16,061	233,045
Horizon Bancorp	1,501	28,249
IBERIABANK Corp.	1,600	116,784
Independent Bank Corp.	1,073	90,347
Independent Bank Corp. - Michigan	4,101	91,657
Independent Bank Group, Inc.	135	7,780
Investar Holding Corp.	100	2,502
Lakeland Bancorp, Inc.	5,801	96,761
Meta Financial Group, Inc.	13,130	467,034
MidWestOne Financial Group, Inc.	301	10,234
Mr Cooper Group, Inc. (a)	1,000	13,440
MutualFirst Financial, Inc.	200	7,930
National Bank Holdings Corp.	201	7,204
NBT Bancorp, Inc.	900	36,000
NMI Holdings, Inc. (a)	18,091	607,315
Northrim BanCorp, Inc.	7,208	270,084
Northwest Bancshares, Inc.	4,504	74,947
OceanFirst Financial Corp.	700	16,786
Ocwen Financial Corp. (a)	1,760	2,746

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Banks - 6.4% (continued)
OFG Bancorp (b)	34,364	$737,108
Old Second Bancorp, Inc.	8,664	107,000
Opus Bank	11,228	288,672
Pacific Mercantile Bancorp (a)	500	3,580
Pacific Premier Bancorp, Inc.	2,000	64,080
Park National Corp.	493	49,463
PCB Bancorp	422	7,225
Peapack Gladstone Financial Corp.	1,411	42,189
Penns Woods Bancorp, Inc.	150	4,751
PennyMac Financial Services, Inc.	9,476	325,122
Peoples Bancorp, Inc.	2,134	69,803
People’s United Financial, Inc.	16,954	279,741
People’s Utah Bancorp	1,007	29,555
Preferred Bank	900	49,635
Premier Financial Bancorp, Inc.	2,196	39,857
Provident Financial Services, Inc.	1,034	25,147
QCR Holdings, Inc.	286	11,955
Radian Group, Inc.	19,617	506,903
Renasant Corp.	200	7,080
Republic Bancorp, Inc. - Class A	4,460	206,052
Republic First Bancorp, Inc. (a)	1,261	4,994
Riverview Bancorp, Inc.	742	5,365
S&T Bancorp, Inc.	699	26,366
Sandy Spring Bancorp, Inc.	1,100	38,896
Simmons First National Corp.	4,296	111,309
South State Corp.	1,900	158,232
Southern First Bancshares, Inc. (a)	100	4,283
Southern Missouri Bancorp, Inc.	100	3,738
Southern National Bancorp of Virginia, Inc.	199	3,170
Southside Bancshares, Inc.	1,100	38,621
Stock Yards Bancorp, Inc.	500	20,695
SunTrust Banks, Inc.	592	41,937
Territorial Bancorp, Inc.	200	6,338
The Bancorp, Inc. (a)	20,713	229,707
The First of Long Island Corp	1,600	38,768
Towne Bank	5,900	166,085
TriCo Bancshares	99	3,826
TrustCo Bank Corp NY	16,361	143,650
Trustmark Corp.	6,718	230,830
United Bankshares, Inc.	192	7,271
United Community Banks, Inc.	15,202	471,262
United Community Financial Corp.	2,992	33,241
Unity Bancorp, Inc.	300	6,645
Univest Financial Corp.	10,190	266,061
Walker & Dunlop, Inc.	6,079	399,026
Waterstone Financial, Inc.	400	7,548
WesBanco, Inc.	1,100	40,128
West Bancorporation, Inc.	255	6,191
Western New England Bancorp, Inc.	502	4,925
WSFS Financial Corp.	2,015	89,849

		21,673,700

Capital Goods - 13.8%
AAON, Inc.	4,928	243,295
AAR Corp.	11,010	492,037
Advanced Drainage Systems, Inc.	32,167	1,227,493
Aegion Corp. (a)	1,300	28,158
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	755,687

	SHARES	FAIR VALUE
Capital Goods - 13.8% (continued)
Alamo Group, Inc.	5,823	$668,480
Albany International Corp.	2,400	200,832
Allied Motion Technologies, Inc.	10,124	453,555
American Superconductor Corp. (a)	2,600	21,710
American Woodmark Corp. (a)	2,900	298,410
Apogee Enterprises, Inc.	7,742	296,054
Applied Industrial Technologies, Inc.	9,226	589,080
Armstrong Flooring, Inc. (a)	22,009	88,256
Astronics Corp. (a)	10,011	291,821
Atkore International Group, Inc. (a)	3,747	156,325
Axon Enterprise, Inc. (a)(c)	4,421	326,270
AZZ, Inc.	4,520	172,076
Barnes Group, Inc.	4,064	240,548
Beacon Roofing Supply, Inc. (a)	3,526	104,546
Blue Bird Corp. (a)	6,942	141,270
BlueLinx Holdings, Inc. (a)	1,000	10,270
BMC Stock Holdings, Inc. (a)	52,225	1,546,382
Builders FirstSource, Inc. (a)	79,442	2,018,621
Caesarstone Ltd. (b)	9,314	145,857
Chart Industries, Inc. (a)	3,156	174,211
Columbus McKinnon Corp.	20,120	826,530
Comfort Systems USA, Inc.	16,105	822,965
Commercial Vehicle Group, Inc. (a)	50,901	363,433
Construction Partners, Inc. (a)	2,500	49,500
Continental Building Products, Inc. (a)	6,188	227,657
CSW Industrials, Inc.	8,208	605,997
Cubic Corp.	7,703	458,714
Ducommun, Inc. (a)	14,982	732,320
DXP Enterprises, Inc. (a)	493	18,995
EMCOR Group, Inc.	32,665	2,904,898
Encore Wire Corp.	10,880	634,739
Energy Recovery, Inc. (a)	500	4,355
EnerSys	200	14,034
EnPro Industries, Inc.	2,394	158,938
ESCO Technologies, Inc.	5,394	475,050
EVI Industries, Inc.	1,300	39,741
Evoqua Water Technologies Corp. (a)	1,740	32,956
Federal Signal Corp.	31,615	1,041,398
Foundation Building Materials, Inc. (a)	40,553	828,903
Franklin Electric Co., Inc.	7,160	397,165
Gencor Industries, Inc. (a)	444	5,572
Generac Holdings, Inc. (a)	7,807	768,989
Gibraltar Industries, Inc. (a)	8,952	467,473
GMS, Inc. (a)	20,151	623,875
Graham Corp.	53	1,126
Great Lakes Dredge & Dock Corp. (a)	52,890	564,865
Griffon Corp.	298	6,324
Harsco Corp. (a)	33,310	741,147
Hillenbrand, Inc.	28,036	886,510
Hurco Cos., Inc.	8,334	298,191
Hyster-Yale Materials Handling, Inc.	1,362	80,671
IES Holdings, Inc. (a)	3,220	69,842
Insteel Industries, Inc.	13,745	320,671
JELD-WEN Holding, Inc. (a)	2,033	46,251
Kadant, Inc.	8,557	833,452
Kaman Corp.	18,198	1,157,393
Kennametal, Inc.	20,897	727,842

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 13.8% (continued)
Lawson Products, Inc. (a)	17,373	$895,752
LB Foster Co. (a)	575	10,890
Lydall, Inc. (a)	1,100	20,482
Masonite International Corp. (a)(b)	600	43,080
Mercury Systems, Inc. (a)	1,100	80,575
Meritor, Inc. (a)	9,165	231,416
Moog, Inc.	9,755	837,662
MRC Global, Inc. (a)	4,300	57,362
Mueller Industries, Inc.	23,721	744,602
Mueller Water Products, Inc.	21,178	238,888
MYR Group, Inc. (a)	3,883	133,420
National Presto Industries, Inc. (c)	2,766	246,119
Northwest Pipe Co. (a)	1,000	34,330
NOW, Inc. (a)	33,384	374,235
NV5 Global, Inc. (a)	1,838	88,389
Omega Flex, Inc.	976	93,511
Park Aerospace Corp.	8,548	139,418
Parsons Corp. (a)	300	12,009
Patrick Industries, Inc. (a)	9,611	475,937
PGT Innovations, Inc. (a)	11,611	166,966
Powell Industries, Inc.	200	8,318
Primoris Services Corp.	400	8,808
Proto Labs, Inc. (a)	3,792	367,407
Quanex Building Products Corp.	26,070	507,322
Raven Industries, Inc.	9,904	340,400
RBC Bearings, Inc. (a)	900	149,292
Rexnord Corp. (a)	6,098	192,636
Rush Enterprises, Inc.	5,022	229,104
Rush Enterprises, Inc. - Class A	7,231	331,324
Simpson Manufacturing Co., Inc.	20,839	1,692,127
SiteOne Landscape Supply, Inc. (a)	710	63,020
SPX Corp. (a)	3,000	143,340
SPX FLOW, Inc. (a)	2,300	109,020
Standex International Corp.	300	23,154
Sterling Construction Co., Inc. (a)	33,132	482,733
Systemax, Inc.	53,230	1,232,807
Tennant Co.	3,585	266,939
The Gorman-Rupp Co.	17,800	658,778
Thermon Group Holdings, Inc. (a)	11,444	300,291
Titan Machinery, Inc. (a)	10,334	139,199
Trex Co., Inc. (a)	6,446	554,743
TriMas Corp. (a)	21,504	666,194
Tutor Perini Corp. (a)	1,592	25,361
Twin Disc, Inc. (a)	301	3,064
Univar, Inc. (a)	11,025	258,205
Universal Forest Products, Inc.	19,595	971,912
Vectrus, Inc. (a)	20,067	1,022,213
Veritiv Corp. (a)	15,087	276,696
Vicor Corp. (a)	16,479	676,793
Wabash National Corp. (c)	37,294	587,380
Watts Water Technologies, Inc.	6,404	620,932
Wesco Aircraft Holdings, Inc. (a)	7,346	80,512

		46,844,793

Commercial & Professional Services - 10.3%
ABM Industries, Inc. (c)	7,196	273,376
Acacia Research Corp. (a)	3,497	10,386
ACCO Brands Corp.	48,331	442,229

	SHARES	FAIR VALUE
Commercial & Professional Services - 10.3% (continued)
Advanced Disposal Services, Inc. (a)	6,353	$209,331
ASGN, Inc. (a)	17,249	1,155,856
Barrett Business Services, Inc.	3,764	332,587
BG Staffing, Inc.	192	4,147
Brady Corp.	32,525	1,853,925
BrightView Holdings, Inc. (a)	11,830	189,753
Casella Waste Systems, Inc. (a)	11,426	533,709
CBIZ, Inc. (a)	51,064	1,371,579
CECO Environmental Corp. (a)	17,643	138,850
Cimpress, N.V. (a)(b)	844	108,150
CompX International, Inc.	100	1,521
CRA International, Inc.	9,742	499,472
Deluxe Corp. (c)	17,651	901,613
Ennis, Inc. (c)	33,460	690,614
Exponent, Inc.	12,616	801,747
Franklin Covey Co. (a)	18,672	689,184
FTI Consulting, Inc. (a)	11,167	1,217,091
GP Strategies Corp. (a)	580	7,366
Healthcare Services Group, Inc. (c)	5,933	149,215
Heidrick & Struggles International, Inc.	18,522	574,552
Heritage-Crystal Clean, Inc. (a)	25,678	794,221
Herman Miller, Inc.	38,659	1,847,127
HNI Corp.	27,500	1,080,475
Huron Consulting Group, Inc. (a)	6,035	404,647
ICF International, Inc.	18,025	1,617,383
InnerWorkings, Inc. (a)	12,419	58,494
Insperity, Inc.	14,068	1,094,068
Interface, Inc.	2,900	48,691
Kelly Services, Inc.	36,072	790,338
Kforce, Inc.	38,394	1,517,331
Kimball International, Inc.	25,746	550,450
Knoll, Inc.	29,897	823,961
Korn Ferry	20,619	809,914
Matthews International Corp.	7,901	303,003
McGrath RentCorp	13,545	993,390
Mistras Group, Inc. (a)	23,247	307,790
MSA Safety, Inc. (c)	12,710	1,575,150
NL Industries, Inc. (a)	441	1,870
PICO Holdings, Inc. (a)	1,988	21,828
Pitney Bowes, Inc.	13,081	61,612
Quad Graphics, Inc.	7,300	32,777
Resources Connection, Inc.	29,773	459,993
SP Plus Corp. (a)	8,762	384,214
Steelcase, Inc.	63,565	1,151,798
Team, Inc. (a)	5,100	82,467
Tetra Tech, Inc.	17,913	1,581,539
The Brink’s Co.	9,703	902,379
TriNet Group, Inc. (a)	16,243	889,304
TrueBlue, Inc. (a)	40,772	950,395
UniFirst Corp.	5,518	1,138,088
US Ecology, Inc.	1,408	77,426
Viad Corp.	7,482	470,618
Willdan Group, Inc. (a)	3,588	102,294

		35,081,288

Consumer Durables & Apparel - 6.9%
Acushnet Holdings Corp.	43,052	1,294,574
Beazer Homes USA, Inc. (a)	1	15

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 6.9% (continued)
Callaway Golf Co.	53,969	$1,121,476
Cavco Industries, Inc. (a)	1,717	343,417
Clarus Corp.	10,617	133,668
Crocs, Inc. (a)	72,746	2,538,836
Culp, Inc.	400	6,448
Deckers Outdoor Corp. (a)	16,817	2,828,283
Escalade, Inc.	399	4,529
Ethan Allen Interiors, Inc.	12,270	219,388
Flexsteel Industries, Inc.	197	3,621
Fossil Group, Inc. (a)	2,262	16,942
G-III Apparel Group Ltd. (a)	3,359	99,426
GoPro, Inc. (a)	4,250	17,170
Green Brick Partners, Inc. (a)	10,013	114,248
Helen of Troy Ltd. (a)(b)	12,547	2,025,337
Hooker Furniture Corp.	8,543	203,409
Installed Building Products, Inc. (a)	1,700	121,890
iRobot Corp. (a)(c)	493	21,475
Johnson Outdoors, Inc.	14,799	956,015
KB Home	15,214	526,100
La-Z-Boy, Inc.	19,143	604,919
Lifetime Brands, Inc.	300	1,956
M/I Homes, Inc. (a)	6,818	301,833
Malibu Boats, Inc. (a)	19,484	770,397
Marine Products Corp.	6,943	105,048
MasterCraft Boat Holdings, Inc. (a)	23,221	385,701
MDC Holdings, Inc.	2,800	110,796
Meritage Homes Corp. (a)	13,795	917,919
Movado Group, Inc.	12,961	253,388
Oxford Industries, Inc.	9,777	727,604
Rocky Brands, Inc.	2,342	65,295
Skyline Champion Corp. (a)	2,600	86,268
Sonos, Inc. (a)	5,000	69,250
Steven Madden Ltd.	46,674	1,982,245
Sturm Ruger & Co., Inc.	6,194	282,137
Superior Group of Cos, Inc.	300	4,029
Taylor Morrison Home Corp. (a)	22,561	523,867
The Lovesac Co. (a)	2,500	38,150
TopBuild Corp. (a)	300	33,084
TRI Pointe Group, Inc. (a)	51,730	805,953
Tupperware Brands Corp.	26,776	226,257
Universal Electronics, Inc. (a)	6,765	376,134
Vera Bradley, Inc. (a)	73,059	806,571
Vista Outdoor, Inc. (a)	45,990	380,797
Wolverine World Wide, Inc.	19,622	629,866
YETI Holdings, Inc. (a)	3,464	110,225
ZAGG, Inc. (a)	14,099	108,280

		23,304,236

Consumer Services - 3.0%
Adtalem Global Education, Inc. (a)	11,115	374,909
American Public Education, Inc. (a)	17,234	426,714
BBX Capital Corp.	2,000	9,160
BJ’s Restaurants, Inc.	8,156	335,619
Bloomin’ Brands, Inc.	827	19,889
Bluegreen Vacations Corp.	2,471	24,389
Brinker International, Inc.	15,015	672,672
Career Education Corp. (a)	52,323	872,748
Carriage Services, Inc.	5,441	130,856

	SHARES	FAIR VALUE
Consumer Services - 3.0% (continued)
Century Casinos, Inc. (a)	980	$7,938
Chegg, Inc. (a)	400	15,508
Churchill Downs, Inc.	2,370	308,124
Chuy’s Holdings, Inc. (a)	2,068	59,600
Collectors Universe, Inc.	1,500	39,405
Cracker Barrel Old Country Store, Inc.	2,420	372,051
Del Taco Restaurants, Inc. (a)	273	2,045
Denny’s Corp. (a)	34,219	668,639
Dine Brands Global, Inc.	400	33,152
El Pollo Loco Holdings, Inc. (a)	67	1,080
Eldorado Resorts, Inc. (a)	3,706	198,308
Everi Holdings, Inc. (a)	8,200	110,454
Fiesta Restaurant Group, Inc. (a)	3,939	38,996
Houghton Mifflin Harcourt Co. (a)	18,684	109,675
J Alexander’s Holdings, Inc. (a)	24,984	259,084
K12, Inc. (a)	55,330	1,087,234
Laureate Education, Inc. (a)	22,100	383,435
Lindblad Expeditions Holdings, Inc. (a)	2,000	31,000
Luby’s, Inc. (a)	3,220	6,698
McDonald’s Corp.	692	134,580
Monarch Casino & Resort, Inc. (a)	7,357	335,479
Potbelly Corp. (a)	22,890	115,823
Red Robin Gourmet Burgers, Inc. (a)	700	19,089
Regis Corp. (a)	68,830	1,110,228
Ruth’s Hospitality Group, Inc.	1,491	34,845
Select Interior Concepts, Inc. (a)	3,700	38,110
Strategic Education, Inc.	4,517	640,240
Texas Roadhouse, Inc.	5,768	333,967
The Habit Restaurants, Inc. - Class A (a)	519	5,522
Wingstop, Inc.	200	16,000
WW International, Inc. (a)	20,293	878,484

		10,261,749

Diversified Financials - 3.2%
Artisan Partners Asset Management, Inc.	26,418	783,822
B. Riley Financial, Inc.	800	23,368
Blucora, Inc. (a)	5,876	138,321
Cannae Holdings, Inc. (a)	35,789	1,341,730
Cohen & Steers, Inc.	5,717	383,782
Curo Group Holdings Corp. (a)	5,821	79,224
Elevate Credit, Inc. (a)	11,887	49,331
Enova International, Inc. (a)	24,055	553,987
EZCORP, Inc. (a)	35,660	182,579
Federated Investors, Inc.	32,275	1,081,858
FGL Holdings (b)	18,700	170,731
FirstCash, Inc.	6,053	489,324
Green Dot Corp. (a)	6,568	156,056
Greenhill & Co., Inc.	651	11,073
Hamilton Lane, Inc.	9,263	537,254
Hennessy Advisors, Inc.	484	5,750
Houlihan Lokey, Inc.	18,279	871,360
Ladenburg Thalmann Financial Services, Inc.	34,214	119,407
Manning & Napier, Inc.	552	933
Marlin Business Services Corp.	242	5,188
Moelis & Co.	24,449	805,839
NewStar Financial, Inc. (a)(d)	4,220	1,013
On Deck Capital, Inc. (a)	27,301	112,207

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Diversified Financials - 3.2% (continued)
Oppenheimer Holdings, Inc.	13,269	$378,299
Piper Jaffray Cos.	4,910	397,121
PJT Partners, Inc.	530	22,589
Pzena Investment Management, Inc.	64,585	574,161
Regional Management Corp. (a)	5,928	192,660
Silvercrest Asset Management Group, Inc.	4,131	53,496
Waddell & Reed Financial, Inc.	48,957	790,656
Westwood Holdings Group, Inc.	13,682	422,226
World Acceptance Corp. (a)	2,041	193,875

		10,929,220

Energy - 2.9%
Amplify Energy Corp.	2,389	13,139
Arch Coal, Inc. (c)	5,307	393,302
Ardmore Shipping Corp. (a)(b)	1,600	12,784
Cactus, Inc.	900	27,171
Clean Energy Fuels Corp. (a)	600	1,170
CONSOL Energy, Inc. (a)	6,736	85,951
Covia Holdings Corp. (a)	340	506
CVR Energy, Inc.	25,712	1,115,644
Delek US Holdings, Inc.	28,275	970,115
Diamond Offshore Drilling, Inc. (a)	100	565
DMC Global, Inc.	23,700	1,092,333
Dorian LPG Ltd. (a)(b)	200	2,870
Dril-Quip, Inc. (a)	5,026	212,399
Era Group, Inc. (a)	12,672	121,271
Evolution Petroleum Corp.	23,546	122,675
Exterran Corp. (a)	4,965	26,712
Forum Energy Technologies, Inc. (a)	25,700	33,667
FTS International, Inc. (a)	38,617	40,162
Hallador Energy Co.	5,332	15,943
Halliburton Co.	7,481	157,026
Liberty Oilfield Services, Inc.	25,824	228,284
Matrix Service Co. (a)	32,222	674,729
NACCO Industries, Inc.	6,747	317,784
Newpark Resources, Inc. (a)	12,514	73,332
NexTier Oilfield Solutions, Inc. (a)	94,506	452,684
Occidental Petroleum Corp.	1,587	61,210
Oil States International, Inc. (a)	1,400	22,316
Overseas Shipholding Group, Inc. (a)	3,116	5,453
Par Pacific Holdings, Inc. (a)	10,100	251,389
Peabody Energy Corp.	35,122	339,981
Penn Virginia Corp. (a)	100	2,415
Renewable Energy Group, Inc. (a)	30,246	515,997
REX American Resources Corp. (a)	901	82,757
RigNet, Inc. (a)	456	2,371
RPC, Inc. (c)	97,103	374,817
SandRidge Energy, Inc. (a)	11,385	37,456
Select Energy Services, Inc. (a)	20,000	153,600
Teekay Tankers Ltd. (a)(b)	5,088	96,154
Tellurian, Inc. (a)	400	2,916
TETRA Technologies, Inc. (a)	1,021	1,256
W&T Offshore, Inc. (a)	12,000	51,360
World Fuel Services Corp.	35,022	1,484,933

		9,678,599

Food & Staples Retailing - 2.3%
BJ’s Wholesale Club Holdings, Inc. (a)	26,041	617,172

	SHARES	FAIR VALUE
Food & Staples Retailing - 2.3% (continued)
Ingles Markets, Inc.	10,642	$472,930
Natural Grocers by Vitamin Cottage, Inc.	55,382	517,822
Performance Food Group Co. (a)	69,267	3,259,705
PriceSmart, Inc.	13,120	980,589
SpartanNash Co.	27,828	394,044
The Chefs’ Warehouse, Inc. (a)	33,012	1,173,907
Village Super Market, Inc.	213	6,024
Weis Markets, Inc.	6,587	262,360

		7,684,553

Food, Beverage & Tobacco - 2.0%
Altria Group, Inc.	10,102	502,069
Boston Beer Company, Inc. - Class A (a)	1,555	597,618
Calavo Growers, Inc.	789	70,371
Cal-Maine Foods, Inc. (c)	6,696	291,477
Coca-Cola Consolidated, Inc.	2,378	642,440
Craft Brew Alliance, Inc. (a)	3,080	50,758
Darling Ingredients, Inc. (a)	42,568	1,013,118
Farmer Brothers Co. (a)	1,900	28,823
Freshpet, Inc. (a)	281	15,101
Hostess Brands, Inc. (a)	1,300	17,485
J&J Snack Foods Corp.	1,298	240,130
John B Sanfilippo & Son, Inc.	1,563	152,768
Lancaster Colony Corp.	5,291	836,137
Landec Corp. (a)	3,700	42,402
Lifeway Foods, Inc. (a)	1,194	2,436
MGP Ingredients, Inc.	100	4,562
National Beverage Corp. (c)	1,287	63,887
Sanderson Farms, Inc.	3,189	528,035
The Simply Good Foods Co. (a)	3,748	103,557
Tootsie Roll Industries, Inc. (c)	17,778	610,674
Turning Point Brands, Inc. (c)	1,600	44,176
Universal Corp.	9,600	501,312
Vector Group Ltd.	26,476	355,837

		6,715,173

Health Care Equipment & Services - 7.3%
Accuray, Inc. (a)	968	2,981
Addus HomeCare Corp. (a)	4,233	394,558
Allscripts Healthcare Solutions, Inc. (a)	10,500	113,190
Amedisys, Inc. (a)	12,287	2,002,290
American Renal Associates Holdings, Inc. (a)	4,989	47,196
AMN Healthcare Services, Inc. (a)	17,393	1,034,362
AngioDynamics, Inc. (a)	18,723	287,773
AtriCure, Inc. (a)	1,500	44,625
Atrion Corp.	430	303,021
Axogen, Inc. (a)	480	8,318
BioTelemetry, Inc. (a)	1,014	46,958
Cardiovascular Systems, Inc. (a)	2,300	104,788
Computer Programs & Systems, Inc.	6,209	165,097
CONMED Corp.	5,550	628,648
CorVel Corp. (a)	9,728	802,657
Cross Country Healthcare, Inc. (a)	56,938	687,242
CryoLife, Inc. (a)	3,650	90,264
Cutera, Inc. (a)	12,851	492,193
Diplomat Pharmacy, Inc. (a)	54,837	282,411
Enzo Biochem, Inc. (a)	1,592	4,219

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Health Care Equipment & Services - 7.3% (continued)
Genesis Healthcare, Inc. (a)	6,891	$11,577
Glaukos Corp. (a)	5,471	350,855
Globus Medical, Inc. (a)	26,852	1,502,369
Haemonetics Corp. (a)	15,117	1,823,110
HCA Healthcare, Inc.	2,141	296,871
HealthEquity, Inc. (a)	93	5,849
HealthStream, Inc. (a)	13,229	385,361
HMS Holdings Corp. (a)	11,691	353,068
Inogen, Inc. (a)	20	1,472
Integer Holdings Corp. (a)	100	7,585
Invacare Corp.	3,043	26,565
iRadimed Corp. (a)	26,141	574,579
Lantheus Holdings, Inc. (a)	3,900	81,510
LeMaitre Vascular, Inc.	2,001	71,176
LHC Group, Inc. (a)	14,636	1,952,442
LivaNova PLC (a)(b)	5,205	435,971
Magellan Health, Inc. (a)	6,190	481,149
Meridian Bioscience, Inc.	43,032	393,743
Merit Medical Systems, Inc. (a)	100	2,800
Mesa Laboratories, Inc.	100	23,412
National HealthCare Corp.	6,483	551,055
National Research Corp.	15,594	1,005,969
Natus Medical, Inc. (a)	8,731	279,305
Neogen Corp. (a)	2,330	155,108
NextGen Healthcare, Inc. (a)	26,763	492,974
NuVasive, Inc. (a)	2,600	187,824
Omnicell, Inc. (a)	3,846	307,642
Option Care Health, Inc. (a)	100	311
OraSure Technologies, Inc. (a)	32,415	262,562
Orthofix Medical, Inc. (a)	9,605	436,067
Owens & Minor, Inc.	26,711	176,827
Patterson Cos., Inc.	12,114	235,738
PetIQ, Inc. (a)	700	16,100
R1 RCM, Inc. (a)	4,900	63,161
RTI Surgical Holdings, Inc. (a)	1,228	2,272
Select Medical Holdings Corp. (a)	6,278	138,807
Simulations Plus, Inc.	5,384	179,933
STAAR Surgical Co. (a)(c)	9,776	360,343
Stryker Corp.	128	26,222
Surgery Partners, Inc. (a)	700	9,646
Surmodics, Inc. (a)	6,325	259,578
Tabula Rasa HealthCare, Inc. (a)(c)	15,450	689,225
Tactile Systems Technology, Inc. (a)	5,258	337,616
The Ensign Group, Inc.	15,250	662,308
The Pennant Group, Inc. (a)	8,575	200,827
The Providence Service Corp. (a)	8,251	492,502
Triple-S Management Corp. - Class B (a)(b)	1,332	25,508
US Physical Therapy, Inc.	2,501	292,267
Utah Medical Products, Inc.	2,100	224,322
Varex Imaging Corp. (a)	8,179	244,879
Zynex, Inc. (c)	1,500	15,750

		24,656,903

Household & Personal Products - 0.9%
Central Garden & Pet Co. (a)	1,192	31,445
Central Garden & Pet Co. - Class A (a)	29,134	728,641
Edgewell Personal Care Co. (a)	15,577	485,379
elf Beauty, Inc. (a)	4,669	77,365

	SHARES	FAIR VALUE
Household & Personal Products - 0.9% (continued)
Inter Parfums, Inc.	18,955	$1,336,138
Lifevantage Corp. (a)	900	13,563
Medifast, Inc.	1,618	142,239
Nature’s Sunshine Products, Inc. (a)	552	5,545
Oil-Dri Corp of America	190	6,895
USANA Health Sciences, Inc. (a)	1,282	94,355
WD-40 Co.	1,159	223,815

		3,145,380

Insurance - 3.6%
American Equity Investment Life Holding Co. (a)	21,455	637,643
AMERISAFE, Inc.	3,158	213,481
Citizens, Inc. (a)	2,003	13,660
CNO Financial Group, Inc.	3,760	68,131
Crawford & Co.	482	5,283
Donegal Group, Inc.	37	541
eHealth, Inc. (a)	19,644	1,812,355
Employers Holdings, Inc.	13,073	561,747
FBL Financial Group, Inc.	2,280	131,260
FedNat Holding Co.	2,962	44,163
Hallmark Financial Services, Inc. (a)	9,420	179,639
HCI Group, Inc.	2,418	111,953
Heritage Insurance Holdings, Inc.	49,212	673,712
Horace Mann Educators Corp.	4,300	186,663
Independence Holding Co.	800	33,808
Investors Title Co.	36	5,769
James River Group Holdings Ltd. (b)	3,800	150,328
Kemper Corp.	1,970	145,622
Kinsale Capital Group, Inc.	11,157	1,129,758
National General Holdings Corp.	25,283	538,275
NI Holdings, Inc. (a)	400	6,696
ProAssurance Corp.	13,868	521,437
RLI Corp.	9,396	858,513
Safety Insurance Group, Inc.	11,311	1,104,519
Selective Insurance Group, Inc.	12,564	831,988
State Auto Financial Corp.	4,202	137,742
Stewart Information Services Corp.	7,619	325,865
Third Point Reinsurance Ltd. (a)(b)	41,862	399,782
Tiptree, Inc.	1,914	14,910
United Fire Group, Inc.	12,903	566,958
United Insurance Holdings Corp.	785	9,962
Universal Insurance Holdings, Inc.	21,083	613,515

		12,035,678

Materials - 3.5%
AdvanSix, Inc. (a)	267	5,401
Balchem Corp.	300	29,889
Boise Cascade Co.	23,914	906,819
Carpenter Technology Corp.	2,293	120,543
Ferro Corp. (a)	5,700	82,194
Flotek Industries, Inc. (a)	1,900	3,363
FutureFuel Corp.	53,772	603,322
GCP Applied Technologies, Inc. (a)	3,800	85,006
Gold Resource Corp.	6,859	30,591
Greif, Inc. - Class A	3,984	171,910
Greif, Inc. - Class B	100	5,417
Haynes International, Inc.	300	11,016

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Materials - 3.5% (continued)
HB Fuller Co.	400	$19,952
Ingevity Corp. (a)	800	72,248
Innophos Holdings, Inc.	300	9,570
Innospec, Inc.	3,181	313,010
Intrepid Potash, Inc. (a)	1,479	3,372
Kaiser Aluminum Corp.	1,412	154,727
Kraton Corp. (a)	1,531	34,493
Kronos Worldwide, Inc.	401	5,522
Louisiana-Pacific Corp.	24,551	728,183
Materion Corp.	19,671	1,157,835
Miller Industries, Inc.	13,316	488,031
Minerals Technologies, Inc.	2,900	156,600
Myers Industries, Inc.	31,422	520,034
Neenah, Inc.	2,122	154,439
Olympic Steel, Inc.	920	15,419
OMNOVA Solutions, Inc. (a)	59,979	606,988
PH Glatfelter Co.	25,967	463,511
PolyOne Corp.	13,404	422,628
PQ Group Holdings, Inc. (a)	1,500	23,790
Quaker Chemical Corp.	2,600	387,998
Rayonier Advanced Materials, Inc.	5,700	22,344
Ryerson Holding Corp. (a)	5,206	55,496
Schnitzer Steel Industries, Inc.	14,105	303,963
Schweitzer-Mauduit International, Inc.	11,333	497,065
Sensient Technologies Corp.	700	44,303
Stepan Co.	6,956	674,036
SunCoke Energy, Inc.	3,000	15,360
TimkenSteel Corp. (a)	1,500	8,730
Trecora Resources (a)	3,638	28,013
Tredegar Corp.	21,132	454,972
Trinseo S.A. (b)	6,925	263,081
UFP Technologies, Inc. (a)	6,265	290,383
United States Lime & Minerals, Inc.	1,162	119,535
Valhi, Inc.	11,639	22,580
Verso Corp. (a)	13,794	254,637
Warrior Met Coal, Inc.	27,207	558,560
Worthington Industries, Inc.	11,390	436,237

		11,843,116

Media & Entertainment - 2.0%
Actua Corp. (a)(d)	5,440	1,523
Care.com, Inc. (a)	29,309	367,242
Cars.com, Inc. (a)	13,000	172,770
Central European Media Enterprises Ltd. (a)(b)	5,800	26,100
DHI Group, Inc. (a)	3,400	11,458
Emerald Expositions Events, Inc.	7,799	78,068
Entravision Communications Corp.	50,397	143,127
Eros International PLC (a)(b)	10,673	28,497
Fluent, Inc. (a)	34,633	56,798
Gannett Co, Inc. (c)	102,931	654,639
Glu Mobile, Inc. (a)	49,814	275,471
Hemisphere Media Group, Inc. (a)	12,682	177,548
IMAX Corp. (a)(b)	7,373	158,519
Lee Enterprises, Inc. (a)	1,400	2,716
Liberty Latin America Ltd. (a)(b)	1,000	17,940
Liberty Media Corp. - Class A (a)(c)	3,400	96,526
Liberty Media Corp. - Class C (a)	6,500	183,950

	SHARES	FAIR VALUE
Media & Entertainment - 2.0% (continued)
Liberty TripAdvisor Holdings, Inc. (a)	1,702	$11,795
Meredith Corp.	1,600	56,064
National CineMedia, Inc.	5,329	35,758
QuinStreet, Inc. (a)	94,698	1,490,547
Rosetta Stone, Inc. (a)	33,741	524,335
Saga Communications, Inc.	135	4,150
Scholastic Corp.	15,234	565,638
TechTarget, Inc. (a)	22,469	595,878
TEGNA, Inc.	41,046	630,056
The EW Scripps Co. - Class A	5,000	74,600
The Marcus Corp.	3,300	103,818
The Meet Group, Inc. (a)	1,000	4,840
Tribune Publishing Co.	188	2,354
TrueCar, Inc. (a)	27,915	146,554
Yelp, Inc. (a)	888	30,796

		6,730,075

Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
Amneal Pharmaceuticals, Inc. (a)	8,400	31,584
Amphastar Pharmaceuticals, Inc. (a)	5,118	99,852
Assertio Therapeutics, Inc. (a)	36,521	27,756
Codexis, Inc. (a)	400	6,216
Collegium Pharmaceutical, Inc. (a)	28,515	619,631
Corcept Therapeutics, Inc. (a)	23,604	302,839
Fluidigm Corp. (a)	4,200	10,584
Harrow Health, Inc. (a)	10,254	64,088
Innoviva, Inc. (a)	13,660	184,137
Intersect ENT, Inc. (a)	3,354	72,715
Luminex Corp.	16,741	353,737
Mallinckrodt PLC (a)(b)	800	3,016
Medpace Holdings, Inc. (a)	9,273	710,961
NeoGenomics, Inc. (a)	33,867	874,107
Phibro Animal Health Corp.	11,009	267,078
Prestige Consumer Healthcare, Inc. (a)	500	18,885
SIGA Technologies, Inc. (a)	39,604	194,060

		3,841,246

Real Estate - 0.7%
Altisource Portfolio Solutions, S.A. (a)(b)	5	90
eXp World Holdings, Inc. (a)(c)	3,400	37,230
Forestar Group, Inc. (a)	3,362	68,585
Jones Lang LaSalle, Inc.	2,902	482,690
Marcus & Millichap, Inc. (a)	24,245	891,246
Maui Land & Pineapple Co., Inc. (a)	217	2,463
Newmark Group, Inc.	8,500	110,925
RE/MAX Holdings, Inc.	4,466	171,271
Realogy Holdings Corp.	372	3,895
The RMR Group, Inc. - Class A	10,246	481,254

		2,249,649

Retailing - 8.4%
1-800-Flowers.com, Inc. (a)	92,687	1,248,494
Aaron’s, Inc.	37,493	2,189,591
Abercrombie & Fitch Co.	84,822	1,354,607
American Eagle Outfitters, Inc.	109,016	1,631,969
America’s Car-Mart, Inc. (a)	14,733	1,609,728
Asbury Automotive Group, Inc. (a)	5,730	635,113
Ascena Retail Group, Inc. (a)	28,130	12,678

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Retailing - 8.4% (continued)
Bed Bath & Beyond, Inc. (c)	9,272	$135,186
Big Lots, Inc.	2,661	55,615
Boot Barn Holdings, Inc. (a)	9,754	388,404
Caleres, Inc.	13,604	297,792
Citi Trends, Inc.	6,999	143,689
Conn’s, Inc. (a)	2,600	57,018
Core-Mark Holding Co., Inc.	22,170	597,481
Destination XL Group, Inc. (a)	4,244	5,220
Dillard’s, Inc. (c)	11,017	791,021
Duluth Holdings, Inc. (a)	131	1,209
Express, Inc. (a)	11,675	45,883
Funko, Inc. (a)	1,600	22,832
GameStop Corp. (c)	7,306	46,320
Genesco, Inc. (a)	6,012	223,286
GNC Holdings, Inc. (a)	37,491	110,223
Group 1 Automotive, Inc.	1,374	141,646
Groupon, Inc. (a)	94,994	275,483
Guess?, Inc.	30,079	579,021
Haverty Furniture Cos., Inc.	15,966	321,076
Hibbett Sports, Inc. (a)	24,196	686,440
Hudson Ltd. (a)(b)	39,603	550,878
J. Jill, Inc. (c)	69,007	120,072
Lands’ End, Inc. (a)	4,417	52,032
Liquidity Services, Inc. (a)	36,398	254,422
Lithia Motors, Inc.	5,134	824,418
Lumber Liquidators Holdings, Inc. (a)(c)	2,144	19,103
MarineMax, Inc. (a)	11,917	197,345
Michaels Cos., Inc. (a)(c)	48,287	394,988
Monro, Inc.	16,464	1,208,458
Murphy USA, Inc. (a)	7,396	869,252
Office Depot, Inc.	102,400	228,352
PetMed Express, Inc.	639	14,588
Quotient Technology, Inc. (a)	9,800	102,214
Rent-A-Center, Inc.	59,940	1,560,238
RH (a)	5,259	1,081,198
RTW RetailWinds, Inc. (a)	3,035	4,067
Sally Beauty Holdings, Inc. (a)	58,376	1,075,870
Shoe Carnival, Inc. (c)	29,344	1,041,712
Shutterstock, Inc. (a)	3,932	163,493
Sleep Number Corp. (a)	14,699	709,521
Sonic Automotive, Inc.	3,909	128,020
Sportsman’s Warehouse Holdings, Inc. (a)	37,334	272,911
Stamps.com, Inc. (a)	2,977	259,743
Stein Mart, Inc. (a)(c)	3,679	2,639
Stitch Fix, Inc. (a)(c)	3,200	75,456
Tailored Brands, Inc. (c)	46,528	246,133
The Buckle, Inc. (c)	17,332	482,176
The Cato Corp. - Class A	37,881	722,012
The Children’s Place, Inc.	358	25,869
The Container Store Group, Inc. (a)	34,292	142,655
Tilly’s, Inc.	65,970	650,464
Weyco Group, Inc.	7,721	189,551
Winmark Corp.	840	148,680
Zumiez, Inc. (a)	38,546	1,138,649

		28,564,204

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	8,560	549,638

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 2.6% (continued)
Amkor Technology, Inc. (a)	24,400	$294,996
Axcelis Technologies, Inc. (a)	3,285	70,430
Brooks Automation, Inc.	30,991	1,387,467
Cabot Microelectronics Corp.	10,675	1,424,152
CEVA, Inc. (a)	201	5,210
Cirrus Logic, Inc. (a)	18,810	1,348,677
Diodes, Inc. (a)	21,103	973,692
DSP Group, Inc. (a)	1,800	25,506
FormFactor, Inc. (a)	14,111	326,529
GSI Technology, Inc. (a)	505	3,697
Ichor Holdings Ltd. (a)(b)	1,369	43,192
Intel Corp.	1,048	60,836
Lattice Semiconductor Corp. (a)	20,628	389,663
MaxLinear, Inc. (a)	3,882	77,135
NeoPhotonics Corp. (a)	17,200	141,040
Onto Innovation, Inc. (a)	25,903	869,305
PDF Solutions, Inc. (a)	7,675	121,572
Photronics, Inc. (a)	27,092	318,602
Power Integrations, Inc.	173	15,828
Rambus, Inc. (a)	3,958	51,652
Semtech Corp. (a)	1,256	60,866
Sigma Designs, Inc. (a)(c)	19,667	4,420
Silicon Laboratories, Inc. (a)	524	55,507
SMART Global Holdings, Inc. (a)(b)	3,408	104,966
Xperi Corp.	10,974	217,175

		8,941,753

Software & Services - 6.8%
8x8, Inc. (a)	14,282	293,067
A10 Networks, Inc. (a)	47,528	317,012
Agilysys, Inc. (a)	32,420	821,199
American Software, Inc. - Class A	44,082	696,936
Appfolio, Inc. (a)	8,962	1,011,989
Avaya Holdings Corp. (a)	3,600	45,972
Blackline, Inc. (a)	2,307	124,163
Bottomline Technologies de, Inc. (a)	3,781	187,122
Brightcove, Inc. (a)	38,611	345,182
Cardtronics PLC - Class A (a)	3,900	164,658
ChannelAdvisor Corp. (a)	26,750	253,858
CommVault Systems, Inc. (a)	7,525	380,916
Conduent, Inc. (a)	48,400	327,668
Cornerstone OnDemand, Inc. (a)	200	12,334
CSG Systems International, Inc.	1,083	61,937
eGain Corp. (a)	1,500	11,445
Endurance International Group Holdings, Inc. (a)	17,988	72,851
Everbridge, Inc. (a)	4,796	421,760
EVERTEC, Inc. (b)	18,104	586,932
ExlService Holdings, Inc. (a)	5,393	376,485
I3 Verticals, Inc. (a)	417	11,392
Information Services Group, Inc. (a)	859	2,113
Instructure, Inc. (a)(c)	2,201	117,181
J2 Global, Inc.	185	17,949
Leidos Holdings, Inc.	19,000	1,725,960
Limelight Networks, Inc. (a)	7,824	33,408
LivePerson, Inc. (a)	8,527	338,437
LiveRamp Holdings, Inc. (a)	1,778	89,060
Majesco (a)	583	5,224

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Software & Services - 6.8% (continued)
ManTech International Corp. - Class A	23,980	$1,860,368
MAXIMUS, Inc.	33,517	2,502,044
MicroStrategy, Inc. (a)	3,068	461,212
Mitek Systems, Inc. (a)	4,948	35,279
MobileIron, Inc. (a)	44,331	214,119
Model N, Inc. (a)	5,765	175,371
NIC, Inc.	33,638	763,246
OneSpan, Inc. (a)	4,615	86,070
Perficient, Inc. (a)	37,273	1,575,902
Perspecta, Inc.	6,028	166,252
Presidio, Inc.	2,200	36,322
PRGX Global, Inc. (a)	531	2,390
Progress Software Corp.	23,367	981,648
Q2 Holdings, Inc. (a)	500	42,215
QAD, Inc.	16,258	830,946
Rapid7, Inc. (a)	400	22,428
Rimini Street, Inc. (a)	1,400	5,558
Science Applications International Corp.	3,316	283,021
SecureWorks Corp. (a)	20,919	237,221
SPS Commerce, Inc. (a)	2,000	112,660
Sykes Enterprises, Inc. (a)	20,409	717,172
Telaria, Inc. (a)	19,730	164,548
Telenav, Inc. (a)	22,798	130,405
The Hackett Group, Inc.	29,035	445,107
TiVo Corp.	5,500	42,955
TTEC Holdings, Inc.	5,773	265,154
Unisys Corp. (a)	10,119	115,154
Varonis Systems, Inc. (a)	1,886	147,315
Virtusa Corp. (a)	13,010	581,417
Workiva, Inc. (a)	10,242	444,196
Yext, Inc. (a)	1,600	27,616
Zix Corp. (a)	87,352	658,634

		22,988,155

Technology Hardware & Equipment - 5.6%
Acacia Communications, Inc. (a)	1,400	93,296
ADTRAN, Inc.	29,135	267,751
Anixter International, Inc. (a)	6,037	518,216
Apple, Inc.	205	54,786
Avid Technology, Inc. (a)	35,330	278,047
AVX Corp.	48,705	991,147
Badger Meter, Inc.	12,842	796,204
Bel Fuse, Inc.	366	6,065
Belden, Inc.	1,574	84,587
Benchmark Electronics, Inc.	26,077	898,874
Calix, Inc. (a)	34,930	270,707
Clearfield, Inc. (a)	300	4,071
Comtech Telecommunications Corp.	19,634	741,969
CTS Corp.	26,922	737,124
Daktronics, Inc.	98,616	607,474
Digi International, Inc. (a)	51,625	920,990
ePlus, Inc. (a)	8,366	699,147
Extreme Networks, Inc. (a)	74,604	524,466
Fabrinet (a)(b)	12,690	767,618
FARO Technologies, Inc. (a)	3,700	180,264
Fitbit, Inc. (a)(c)	44,083	306,818
Insight Enterprises, Inc. (a)	13,827	906,913
Intevac, Inc. (a)	281	1,678

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 5.6% (continued)
Iteris, Inc. (a)	4,810	$24,868
Itron, Inc. (a)	200	16,016
KEMET Corp.	2,348	62,738
Knowles Corp. (a)	1,059	23,192
KVH Industries, Inc. (a)	37,230	426,283
Methode Electronics, Inc.	6,618	246,256
MTS Systems Corp.	900	40,878
Napco Security Technologies, Inc. (a)	8,013	250,406
NETGEAR, Inc. (a)	2,233	56,071
NetScout Systems, Inc. (a)	620	15,624
Novanta, Inc. (a)(b)	15,942	1,485,476
OSI Systems, Inc. (a)	2,804	278,970
PAR Technology Corp. (a)	1,012	30,451
PC Connection, Inc.	38,399	1,893,839
Plexus Corp. (a)	400	30,360
Ribbon Communications, Inc. (a)	20,721	60,712
Rogers Corp. (a)	1,335	173,577
Sanmina Corp. (a)	4,361	138,723
ScanSource, Inc. (a)	16,503	584,536
Synaptics, Inc. (a)	4,286	244,988
Tech Data Corp. (a)	5,657	819,643
TTM Technologies, Inc. (a)	7,921	106,221
Vishay Intertechnology, Inc.	31,564	627,808
Vishay Precision Group, Inc. (a)	20,662	710,979

		19,006,827

Telecommunication Services - 0.4%
ATN International, Inc.	100	5,615
Bandwidth, Inc. (a)	100	5,593
Consolidated Communications Holdings, Inc.	30,584	111,020
Frontier Communications Corp. (a)(c)	3,000	2,024
IDT Corp. - Class B (a)	811	5,782
Ooma, Inc. (a)	7,644	106,099
ORBCOMM, Inc. (a)	2,800	11,228
Spok Holdings, Inc.	21,970	270,451
Verizon Communications, Inc.	3,608	217,346
Vonage Holdings Corp. (a)	67,533	534,186

		1,269,344

Transportation - 1.2%
ArcBest Corp.	7,311	210,411
Costamare, Inc. (b)	3,281	27,003
Covenant Transportation Group, Inc. (a)	6,472	86,919
Daseke, Inc. (a)	8,835	26,063
Echo Global Logistics, Inc. (a)	26,072	522,222
Forward Air Corp.	11,242	787,277
Heartland Express, Inc.	21,594	462,327
Hub Group, Inc. (a)	12,089	617,385
Marten Transport Ltd.	20,692	437,222
Mesa Air Group, Inc. (a)	3,300	23,991
Radiant Logistics, Inc. (a)	109,156	583,985
Safe Bulkers, Inc. (a)(b)	21,200	37,100
Saia, Inc. (a)	2,434	230,987
Universal Logistics Holdings, Inc.	6,788	135,353
Werner Enterprises, Inc.	679	24,960

		4,213,205

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Utilities - 0.7%
ALLETE, Inc.	999	$80,030
American States Water Co.	3,390	289,133
Atlantic Power Corp. (a)(b)	58,915	139,039
Avista Corp.	200	9,456
Black Hills Corp.	1,180	90,353
California Water Service Group	128	6,579
Clearway Energy, Inc. - Class A	7,113	135,005
Clearway Energy, Inc. - Class C	3,253	64,507
Consolidated Water Co., Ltd. (b)	23,890	398,485
El Paso Electric Co.	600	40,692
Genie Energy Ltd. - Class B	3,300	26,697
MGE Energy, Inc.	300	23,256
New Jersey Resources Corp.	47	1,999
NorthWestern Corp.	170	12,167
ONE Gas, Inc.	550	48,879
Otter Tail Corp.	1,835	90,209
Portland General Electric Co.	14,020	778,250
Pure Cycle Corp. (a)	100	1,242
Spark Energy, Inc.	1,383	15,254
TerraForm Power, Inc.	2,200	34,122

		2,285,354

TOTAL COMMON STOCKS (Cost $233,802,530)		329,108,047

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Diversified Financials - 0.0% (e)
Capstead Mortgage Corp.	117	910
Cherry Hill Mortgage Investment Corp.	100	1,498
Ready Capital Corp.	200	3,154

		5,562

Real Estate - 0.3%
Annaly Capital Management, Inc.	137	1,278
Equity Commonwealth	32,000	1,051,200
Federal Realty Investment Trust	938	123,882

		1,176,360

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,132,127)		1,181,922

RIGHTS - 0.0% (e)
A Schulman, Inc. - Contingent Value Right (a)(d)	8,996	6,927

TOTAL RIGHTS (Cost $0)		6,927

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 0.6%
Fidelity Investments Money Market Funds - Government Portfolio, 1.53% (f)	385,006	385,006
First American Government Obligations Fund, 1.56% (f)	385,006	385,006
First American Treasury Obligations Fund, 1.59% (f)	385,006	385,006
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.55% (f)	385,006	385,006

	SHARES	FAIR VALUE
Money Market Funds - 0.6% (continued)
STIT - Treasury Portfolio - Institutional Class, 1.52% (f)	385,006	$385,006

		1,925,030

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.1%
1.566%, 5/21/2020 (g)(h)	$466,000	462,564
1.363%, 12/10/2019 (g)(h)	6,500,000	6,497,522

		6,960,086

TOTAL SHORT-TERM INVESTMENTS (Cost $8,885,116)		8,885,116

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.7%
BlackRock Liquidity Funds FedFund Portfolio, 1.55% (f)	1,006,820	1,006,820
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.80% (f)	8,186,745	8,189,567

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $9,196,387)		9,196,387

TOTAL INVESTMENTS (Cost $253,016,160) - 102.8%		348,378,399

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%		(9,376,377)

TOTAL NET ASSETS - 100.0%		$339,002,022

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $11,166,262 which represents 3.3% of net assets.
(c)	This security or a portion of this security was out on loan as of November 30, 2019. Total loaned securities had a market value of $8,795,069 as of November 30, 2019.
(d)	Value determined using significant unobservable inputs.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(h)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS U.S. SMALL CAP PORTFOLIO

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, December 2019 Settlement	198	$16,075,620	$821,217

TOTAL FUTURES CONTRACTS PURCHASED		$16,075,620	$821,217

Total Return Swaps - Short

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
GS	Altria Group, Inc.	1-Month LIBOR USD	4/2/2029	Term	$495,604	10,102	$(17,791)
GS	Apple, Inc.	1-Month LIBOR USD	4/2/2029	Term	52,712	205	(2,159)
GS	Citigroup, Inc.	1-Month LIBOR USD	4/2/2029	Term	2,315,016	30,937	(8,249)
GS	Equity Commonwealth	1-Month LIBOR USD	4/2/2029	Term	1,002,240	32,000	(147,096)
GS	Federal Realty Investment Trust	1-Month LIBOR USD	4/2/2029	Term	122,625	938	(1,902)
GS	Halliburton Co.	1-Month LIBOR USD	4/2/2029	Term	159,270	7,481	1,236
GS	HCA Healthcare, Inc.	1-Month LIBOR USD	4/2/2029	Term	287,622	2,141	(10,017)
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	60,312	1,048	(770)
GS	Leidos Holdings, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,236,900	19,000	(484,490)
GS	McDonald’s Corp.	1-Month LIBOR USD	4/2/2029	Term	132,989	692	(2,271)
GS	Occidental Petroleum Corp.	1-Month LIBOR USD	4/2/2029	Term	61,534	1,587	(569)
GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	25,391	128	(795)
GS	Suntrust Banks, Inc.	1-Month LIBOR USD	4/2/2029	Term	42,281	592	25
GS	Verizon Communications, Inc.	1-Month LIBOR USD	4/2/2029	Term	209,733	3,608	(10,200)

					$6,204,229		$(685,048)

(a)	The full legal name of “GS” is “Goldman Sachs International”
(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of November 30, 2019 are as follows:

	VARIABLE RATE AS OF NOVEMBER 30, 2019	FIXED SPREAD RANGE AS OF NOVEMBER 30, 2019
1-Month LIBOR USD	1.70%	0.00% - 0.50%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 94.4%
Australia - 2.1%
BHP Group Ltd.	28,964	$748,971
Caltex Australia Ltd.	16,526	386,317
CIMIC Group Ltd.	28,084	639,024
Cochlear Ltd.	478	75,653
Flight Centre Travel Group Ltd.	25,779	767,745
Harvey Norman Holdings Ltd.	16,254	47,275
Macquarie Group Ltd.	1,723	160,888
Medibank Private Ltd.	237,081	522,777
Origin Energy Ltd.	8,569	50,426
Rio Tinto Ltd.	20,577	1,348,677
Sonic Healthcare Ltd.	4,972	101,295
Tabcorp Holdings Ltd.	56,167	181,978
TPG Telecom Ltd.	4,451	21,044
Wesfarmers Ltd.	49,132	1,408,073
Woolworths Group Ltd.	105,722	2,843,243

		9,303,386

Austria - 0.2%
Andritz AG	2,314	90,254
OMV AG	13,434	765,830
Verbund AG	3,227	167,748

		1,023,832

Belgium - 0.7%
Ageas	610	36,616
Colruyt S.A.	897	46,451
KBC Group N.V.	2,046	149,098
Proximus SADP	33,813	1,020,042
Solvay S.A. - Class A	4,221	483,670
UCB S.A.	12,694	1,028,824
Umicore S.A.	4,237	181,971

		2,946,672

Bermuda - 0.4%
Dairy Farm International Holdings Ltd.	173,200	1,013,220
Jardine Matheson Holdings Ltd.	6,900	387,918
Jardine Strategic Holdings Ltd.	8,100	257,175

		1,658,313

Canada - 4.3%
Air Canada (a)	100	3,768
Alimentation Couche-Tard, Inc. (a)	89,452	2,926,736
Bank of Montreal (a)	109	8,388
Bausch Health Cos., Inc. (a)	1,324	37,399
BCE, Inc.	1,400	67,391
Cenovus Energy, Inc. (a)	7,127	62,991
CGI, Inc. (a)	16,972	1,406,390
CI Financial Corp. (a)	12,418	195,577
Empire Co., Ltd. (a)	82,865	2,219,008
George Weston Ltd. (a)	9,478	770,912
Gildan Activewear, Inc. (a)(b)	17,034	500,132
Great-West Lifeco, Inc. (b)	35,413	891,790
IA Financial Corp, Inc. (a)	7,293	373,352
Imperial Oil Ltd. (a)	38,796	971,433
Intact Financial Corp. (a)	1,600	164,987
Kirkland Lake Gold Ltd. (a)	300	12,600
Loblaw Cos., Ltd. (a)	44,544	2,401,077

	SHARES	FAIR VALUE
Canada - 4.3% (continued)
Magna International, Inc. (a)	34,803	$1,917,401
Manulife Financial Corp. (a)	44,046	866,462
Metro, Inc. (a)	31	1,358
Onex Corp.	4,900	291,794
Power Corp of Canada	1,500	36,407
Power Financial Corp.	34,271	838,005
Royal Bank of Canada (a)	13,554	1,109,483
Saputo, Inc. (a)	4,889	147,778
Sun Life Financial, Inc. (a)	13,133	599,256
Suncor Energy, Inc. (a)	2,800	87,333
TELUS Corp.	741	27,977
Thomson Reuters Corp. (a)	1,900	132,856

		19,070,041

Cayman Islands - 0.3%
CK Hutchison Holdings Ltd.	7,500	68,119
Sands China Ltd.	23,600	111,545
WH Group Ltd. (c)	1,167,500	1,199,088

		1,378,752

Denmark - 2.8%
A.P. Moller - Maersk - Class A	620	805,005
A.P. Moller - Maersk - Class B	683	954,586
Carlsberg A/S	10,569	1,520,488
Coloplast A/S	539	63,681
Danske Bank A/S	364	4,915
Demant A/S (a)	8,078	247,172
DSV A/S	20,177	2,196,978
H. Lundbeck A/S	15,939	610,629
ISS A/S	29,647	680,467
Novo Nordisk A/S	69,359	3,898,820
Novozymes A/S	2,335	111,560
Pandora A/S	26,490	1,066,405
Tryg A/S	7,094	203,987
Vestas Wind Systems A/S	2,695	256,487

		12,621,180

Finland - 1.1%
Elisa OYJ	2,534	135,437
Kone OYJ	23,183	1,451,348
Metso OYJ	6,908	264,870
Neste OYJ	44,265	1,496,293
Orion OYJ - Class B	24,743	1,076,837
Stora Enso OYJ	16,243	218,337
UPM-Kymmene OYJ	10,168	339,677

		4,982,799

Germany - 6.9%
adidas AG	10,542	3,284,175
Allianz SE	11,804	2,826,764
BASF SE	12,286	923,470
Bayer AG	3,806	288,089
Beiersdorf AG	8,951	1,043,910
Brenntag AG	11,814	630,134
Carl Zeiss Meditec AG	2,861	349,898
Commerzbank AG	16,861	97,736
Continental AG	11,521	1,505,482
Covestro AG (c)	21,789	1,020,298

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Germany - 6.9% (continued)
Deutsche Boerse AG	710	$108,932
Deutsche Post AG	10,249	382,131
Deutsche Telekom AG	181,909	3,053,697
Evonik Industries AG	15,551	451,310
GEA Group AG	1,664	53,480
HeidelbergCement AG	10,365	766,289
Henkel AG & Co KGaA	32,522	3,146,100
Hochtief AG	18,181	2,233,538
Infineon Technologies AG	280	5,981
Innogy SE (c)	256	12,473
KION Group AG	1,057	70,132
KNORR BREMSE AG	938	91,236
Merck KGaA	11,210	1,309,219
Metro AG	85,272	1,374,052
MTU Aero Engines AG	124	33,596
Puma SE	12,572	944,690
RWE AG	34,427	1,020,736
SAP SE	2,606	354,545
Siemens AG	7,683	991,431
Telefonica Deutschland Holding AG	218,724	667,780
Uniper SE	30,192	974,676
Zalando SE (a)(c)	18,440	794,399

		30,810,379

Hong Kong - 1.5%
ASM Pacific Technology Ltd.	54,900	716,739
BOC Hong Kong Holdings Ltd.	198,000	672,798
Galaxy Entertainment Group Ltd.	100,000	654,046
HK Electric Investments Ltd.	500	490
HKT Trust & HKT Ltd.	629,000	922,424
Hong Kong & China Gas Co., Ltd.	108,240	206,298
I-CABLE Communications Ltd. (a)	9,655	75
Kerry Properties Ltd.	101,500	327,390
SJM Holdings Ltd.	26,000	26,504
Swire Pacific Ltd.	50,500	454,475
Techtronic Industries Co., Ltd.	173,500	1,304,320
Vitasoy International Holdings Ltd.	156,000	599,831
Yue Yuen Industrial Holdings Ltd.	204,500	604,759

		6,490,149

Israel - 0.4%
Check Point Software Technologies Ltd. (a)	3,536	416,824
Israel Chemicals Ltd.	50,400	236,449
Mizrahi Tefahot Bank Ltd.	25,486	681,309
Nice Ltd. (a)	1,749	265,290

		1,599,872

Italy - 1.3%
Assicurazioni Generali S.p.A.	132,477	2,704,685
Enel S.p.A	51,849	391,662
Eni S.p.A	44,872	678,016
Leonardo S.p.A.	72,358	846,267
Poste Italiane S.p.A. (c)	7,462	87,067
Prysmian S.p.A.	3,981	90,751
Recordati S.p.A.	7,350	308,298
Telecom Italia SpA	990,542	610,078
UniCredit S.p.A.	3,873	53,605

		5,770,429

	SHARES	FAIR VALUE
Japan - 32.0%
ABC-Mart, Inc.	16,300	$1,085,972
Advantest Corp.	5,200	254,250
Aeon Co., Ltd.	56,900	1,161,193
AEON Financial Service Co., Ltd.	9,400	142,177
Air Water, Inc.	3,400	54,626
Aisin Seiki Co., Ltd.	15,300	578,889
Ajinomoto Co., Inc.	29,100	485,089
Alfresa Holdings Corp.	48,300	998,047
Amada Holdings Co., Ltd.	30,200	336,721
ANA Holdings, Inc.	2,000	68,123
Aozora Bank Ltd.	7,800	198,742
Asahi Group Holdings Ltd.	10,600	510,141
Asahi Intecc Co., Ltd.	8,300	241,976
Astellas Pharma, Inc.	115,200	1,966,149
Bandai Namco Holdings, Inc.	19,100	1,158,533
Benesse Holdings, Inc.	29,300	773,336
Bridgestone Corp.	31,400	1,255,483
Brother Industries Ltd.	64,900	1,287,086
Calbee, Inc.	14,900	480,008
Canon, Inc.	53,300	1,475,955
Casio Computer Co., Ltd.	33,000	629,419
Chugai Pharmaceutical Co., Ltd.	12,600	1,100,629
Coca-Cola Bottlers Japan, Inc.	10,900	261,891
CyberAgent, Inc.	6,600	228,002
Dai Nippon Printing Co., Ltd.	16,900	452,077
Daicel Corp.	42,300	415,964
Daifuku Co., Ltd.	1,100	64,038
Daiichi Sankyo Co., Ltd.	31,100	1,950,358
Daikin Industries Ltd.	7,800	1,122,382
Daito Trust Construction Co., Ltd.	7,500	917,451
Daiwa House Industry Co., Ltd.	12,400	379,525
Denso Corp.	33,900	1,514,378
Dentsu, Inc.	200	7,257
Disco Corp.	2,400	518,077
Eisai Co., Ltd.	15,900	1,178,477
FANUC Corp.	500	95,526
Fast Retailing Co., Ltd.	3,000	1,828,459
Fuji Electric Co., Ltd.	13,300	409,623
Fujifilm Holdings Corp.	38,100	1,800,888
Fujitsu Ltd.	12,400	1,127,695
Fukuoka Financial Group, Inc.	4,600	87,653
Hakuhodo DY Holdings, Inc.	47,500	767,936
Hamamatsu Photonics KK	11,100	449,904
Hikari Tsushin, Inc.	4,700	1,096,180
Hino Motors Ltd.	51,700	506,038
Hirose Electric Co., Ltd.	1,770	217,732
Hisamitsu Pharmaceutical Co., Inc.	15,200	745,970
Hitachi Chemical Co., Ltd.	36,200	1,303,491
Hitachi Construction Machinery Co., Ltd.	14,400	379,806
Hitachi High-Technologies Corp.	25,300	1,650,905
Hitachi Ltd.	78,600	3,088,832
Hoshizaki Corp.	7,200	629,720
Hoya Corp.	7,200	657,357
Idemitsu Kosan Co., Ltd.	2,979	81,349
Iida Group Holdings Co., Ltd.	11,800	209,751
Isetan Mitsukoshi Holdings Ltd.	82,700	736,908
Isuzu Motors Ltd.	45,300	530,128

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.0% (continued)
Itochu Corp.	69,600	$1,518,962
Itochu Techno-Solutions Corp.	6,800	181,652
Japan Airlines Co., Ltd.	26,000	808,371
Japan Tobacco, Inc.	33,300	759,156
JGC Holdings Corp.	1,400	20,356
JSR Corp.	6,100	107,985
JTEKT Corp.	33,600	417,620
JXTG Holdings, Inc.	29,200	129,855
Kajima Corp.	45,600	601,360
Kamigumi Co., Ltd.	26,900	596,412
Kansai Electric Power Co., Inc.	100	1,141
Kansai Paint Co., Ltd.	10,200	257,097
Kao Corp.	7,800	613,906
Kawasaki Heavy Industries Ltd.	9,500	213,407
KDDI Corp.	52,100	1,494,625
Keio Corp.	500	32,078
Keyence Corp.	800	273,734
Kikkoman Corp.	17,200	864,559
Kirin Holdings Co., Ltd.	43,100	954,408
Kobayashi Pharmaceutical Co., Ltd.	6,200	508,828
Koito Manufacturing Co., Ltd.	10,600	546,372
Konami Holdings Corp.	11,700	515,390
Konica Minolta, Inc.	98,000	642,168
Kose Corp.	4,500	716,825
Kubota Corp.	2,500	38,578
Kuraray Co., Ltd.	1,300	15,718
Kurita Water Industries Ltd.	7,900	220,929
Kyocera Corp.	13,600	925,600
Kyowa Hakko Kirin Co., Ltd.	19,200	407,618
Kyushu Railway Co.	1,900	64,682
Lawson, Inc.	1,600	87,150
Lion Corp.	29,000	584,400
LIXIL Group Corp.	20,700	349,982
M3, Inc.	14,700	404,378
Makita Corp.	7,500	248,127
Marubeni Corp.	135,400	1,000,094
Maruichi Steel Tube Ltd.	14,200	408,792
Mazda Motor Corp.	69,800	618,772
McDonald’s Holdings Co., Japan Ltd.	7,500	370,819
Medipal Holdings Corp.	58,400	1,253,182
MEIJI Holdings Co., Ltd.	11,100	754,743
MISUMI Group, Inc.	38,700	958,481
Mitsubishi Chemical Holdings Corp.	116,700	865,705
Mitsubishi Corp.	37,700	987,463
Mitsubishi Electric Corp.	116,000	1,602,394
Mitsubishi Gas Chemical Co., Inc.	38,700	605,505
Mitsubishi Heavy Industries Ltd.	5,100	195,200
Mitsubishi Materials Corp.	7,500	200,420
Mitsubishi Motors Corp.	100,100	448,264
Mitsubishi Tanabe Pharma Corp.	67,200	1,230,137
Mitsubishi UFJ Financial Group, Inc.	335,700	1,773,608
Mitsui Chemicals, Inc.	4,900	117,462
Mizuho Financial Group, Inc.	178,100	275,402
MonotaRO Co., Ltd.	12,400	349,040
Nabtesco Corp.	11,600	356,205
NEC Corp.	14,100	563,768
Nexon Co., Ltd. (a)	23,600	322,014

	SHARES	FAIR VALUE
Japan - 32.0% (continued)
NH Foods Ltd.	12,500	$524,356
Nikon Corp.	48,900	670,800
Nintendo Co., Ltd.	1,400	541,857
Nippon Express Co., Ltd.	7,200	456,662
Nippon Paint Holdings Co., Ltd.	2,100	112,082
Nippon Telegraph & Telephone Corp.	8,500	429,350
Nissan Chemical Corp.	12,100	479,378
Nissan Motor Co., Ltd.	128,600	797,785
Nisshin Seifun Group, Inc.	46,300	869,976
Nissin Foods Holdings Co., Ltd.	5,000	374,703
Nitori Holdings Co., Ltd.	7,600	1,191,190
Nitto Denko Corp.	13,200	740,706
Nomura Research Institute Ltd.	43,700	922,165
NSK Ltd.	50,700	490,227
NTT Data Corp.	52,900	721,320
NTT DOCOMO, Inc.	95,700	2,626,459
Obayashi Corp.	37,700	399,671
Obic Co., Ltd.	700	92,954
Olympus Corp.	30,900	458,615
Omron Corp.	22,300	1,310,446
Ono Pharmaceutical Co., Ltd.	13,000	291,674
Oracle Corp.	3,500	322,107
Oriental Land Co., Ltd.	1,300	179,935
Otsuka Corp.	26,900	1,078,016
Otsuka Holdings Co., Ltd.	15,600	680,629
Pan Pacific International Holdings Corp.	1,200	19,455
Panasonic Corp.	106,400	1,003,517
Park24 Co., Ltd.	8,400	203,052
Persol Holdings Co., Ltd.	45,000	827,865
Pigeon Corp.	9,000	418,662
Rakuten, Inc.	54,300	470,944
Recruit Holdings Co., Ltd.	52,300	1,893,736
Renesas Electronics Corp. (a)	8,500	55,388
Resona Holdings, Inc.	4,800	20,359
Ricoh Co., Ltd.	63,900	658,155
Rinnai Corp.	11,700	898,190
Rohm Co., Ltd.	4,200	353,135
Ryohin Keikaku Co., Ltd.	11,700	266,570
Sankyo Co., Ltd.	3,400	114,970
Santen Pharmaceutical Co., Ltd.	13,600	254,798
Secom Co., Ltd.	10,600	901,610
Sega Sammy Holdings, Inc.	21,600	311,702
Seiko Epson Corp.	47,700	726,268
Sekisui Chemical Co., Ltd.	37,400	651,133
Sekisui House Ltd.	23,600	510,090
Seven & i Holdings Co., Ltd.	36,100	1,345,419
SG Holdings Co., Ltd.	3,300	79,198
Shimadzu Corp.	22,000	662,493
Shimamura Co., Ltd.	14,100	1,131,402
Shimano, Inc.	6,200	1,002,925
Shimizu Corp.	8,000	76,622
Shin-Etsu Chemical Co., Ltd.	9,600	1,027,381
Shinsei Bank Ltd.	500	7,873
Shionogi & Co., Ltd.	1,400	82,372
Shiseido Co., Ltd.	8,300	599,630
Showa Denko K.K.	15,300	408,718
SMC Corp.	1,400	634,747

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.0% (continued)
Sohgo Security Services Co., Ltd.	14,000	$728,021
Sompo Holdings, Inc.	13,900	548,276
Sony Corp.	20,600	1,299,784
Sony Financial Holdings, Inc.	10,500	243,740
Stanley Electric Co., Ltd.	21,700	600,905
Subaru Corp.	12,500	327,465
SUMCO Corp.	7,000	108,179
Sumitomo Chemical Co., Ltd.	71,700	323,705
Sumitomo Corp.	40,500	610,350
Sumitomo Dainippon Pharma Co., Ltd.	48,400	914,301
Sumitomo Electric Industries Ltd.	64,100	957,223
Sumitomo Heavy Industries Ltd.	8,500	243,146
Sumitomo Metal Mining Co., Ltd.	3,500	106,068
Sumitomo Mitsui Financial Group, Inc.	1,800	65,621
Sumitomo Mitsui Trust Holdings, Inc.	6,200	237,245
Sumitomo Rubber Industries Ltd.	29,500	375,018
Sundrug Co., Ltd.	32,000	1,123,012
Suntory Beverage & Food Ltd.	19,100	829,145
Suzuken Co., Ltd.	42,200	1,845,431
Suzuki Motor Corp.	29,700	1,318,070
Sysmex Corp.	10,100	700,317
Taiheiyo Cement Corp.	5,800	167,766
Taisei Corp.	17,200	675,142
Taisho Pharmaceutical Holdings Co., Ltd.	5,200	383,988
Taiyo Nippon Sanso Corp.	16,800	374,169
Teijin Ltd.	1,300	24,463
Terumo Corp.	11,700	410,708
THK Co., Ltd.	5,700	160,186
Toho Co., Ltd.	17,300	702,783
Toho Gas Co., Ltd.	11,900	449,703
Tokyo Electric Power Co Holdings, Inc. (a)	31,300	137,306
Tokyo Electron Ltd.	7,700	1,590,386
Tokyo Gas Co., Ltd.	4,600	111,174
Toppan Printing Co., Ltd.	800	15,917
Toshiba Corp.	9,400	337,617
Tosoh Corp.	41,000	610,766
TOTO Ltd.	20,600	901,791
Toyo Seikan Group Holdings Ltd.	32,300	562,933
Toyo Suisan Kaisha Ltd.	18,600	802,340
Toyoda Gosei Co., Ltd.	22,700	530,469
Toyota Industries Corp.	1,300	76,394
Toyota Motor Corp.	16,500	1,151,773
Toyota Tsusho Corp.	1,100	38,453
Trend Micro, Inc.	10,100	545,522
Tsuruha Holdings, Inc.	5,100	607,320
Unicharm Corp.	26,100	855,132
USS Co., Ltd.	21,300	413,074
Welcia Holdings Co., Ltd.	25,700	1,576,010
Yakult Honsha Co., Ltd.	6,100	357,905
Yamada Denki Co., Ltd.	167,300	834,818
Yamaha Corp.	13,000	716,414
Yamaha Motor Co., Ltd.	1,100	22,991
Yamato Holdings Co., Ltd.	19,200	328,481
Yamazaki Baking Co., Ltd.	64,200	1,177,567
Yaskawa Electric Corp.	13,900	510,674
Yokogawa Electric Corp.	28,600	523,541
Yokohama Rubber Co., Ltd.	16,500	340,043

	SHARES	FAIR VALUE
Japan - 32.0% (continued)
ZOZO, Inc. (b)	8,100	$161,304

		142,108,658

Luxembourg - 0.1%
Tenaris S.A.	30,468	324,013

Netherlands - 3.2%
Akzo Nobel N.V.	3,534	338,444
Altice Europe N.V. - Class B (a)	1,534	9,110
ArcelorMittal	6,608	113,054
ASML Holding N.V.	215	58,511
CNH Industrial N.V.	69,487	744,780
EXOR N.V.	16,927	1,295,062
Heineken Holding N.V.	14,725	1,411,482
Heineken N.V.	4,052	419,839
ING Groep N.V.	32,964	379,322
Koninklijke Ahold Delhaize N.V.	124,993	3,220,504
Koninklijke DSM N.V.	171	21,912
Koninklijke KPN N.V.	209,826	646,394
Koninklijke Philips N.V.	24,918	1,157,071
Randstad Holding N.V.	56,378	3,283,504
Wolters Kluwer N.V.	16,718	1,200,235

		14,299,224

Norway - 1.0%
Equinor ASA	88,166	1,623,567
Gjensidige Forsikring ASA	2,800	52,670
Mowi ASA	11,878	294,477
Orkla ASA	19,553	189,279
Schibsted ASA	9,039	232,915
Telenor ASA	121,150	2,209,942

		4,602,850

Portugal - 0.3%
Galp Energia SGPS S.A.	33,455	544,615
Jeronimo Martins SGPS S.A.	43,506	694,813

		1,239,428

Puerto Rico - 0.2%
Popular, Inc.	13,100	724,561

Singapore - 0.8%
ComfortDelGro Corp Ltd.	847,400	1,456,120
Genting Singapore Ltd.	177,600	120,123
Jardine Cycle & Carriage Ltd.	19,000	425,680
Oversea-Chinese Banking Corp Ltd.	46,200	364,168
SATS Ltd.	77,900	283,666
Singapore Technologies Engineering Ltd.	109,700	331,282
Venture Corp., Ltd.	48,700	565,128
Yangzijiang Shipbuilding Holdings Ltd.	40,700	30,653

		3,576,820

Spain - 1.6%
ACS Actividades de Construccion y Servicios, S.A.	29,026	1,129,878
Banco Santander S.A.	5,000	19,485
Bankia S.A.	133,409	258,481
Endesa S.A.	23,764	646,198

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Spain - 1.6% (continued)
Ferrovial S.A.	50,716	$1,505,929
Iberdrola S.A.	38,354	377,281
Industria de Diseno Textil, S.A.	18,637	580,295
Mapfre S.A.	56,758	160,029
Naturgy Energy Group S.A.	13,458	349,940
Repsol S.A.	81,446	1,282,339
Siemens Gamesa Renewable Energy S.A.	11,331	180,837
Telefonica S.A.	75,433	577,792

		7,068,484

Sweden - 3.0%
Assa Abloy AB	17,280	410,331
Atlas Copco AB - Class A	28,981	1,061,932
Atlas Copco AB - Class B	39,629	1,281,192
Boliden AB	2,607	67,242
Electrolux AB	6,894	177,167
Epiroc AB - Class A	47,589	555,582
Epiroc AB - Class B	107,011	1,202,936
Essity AB	7,445	234,008
Hennes & Mauritz AB - Class B	99,852	1,927,315
Husqvarna AB	19,313	150,812
ICA Gruppen AB	33,201	1,449,197
Industrivarden AB	6,499	150,728
L E Lundbergforetagen AB	783	31,037
Sandvik AB	44,689	812,688
Securitas AB - Class B	35,091	581,897
Skanska AB	45,265	1,000,180
SKF AB	34,754	663,771
Swedish Match AB	10,368	496,619
Telefonaktiebolaget LM Ericsson	64,055	577,250
Volvo AB	37,753	583,660

		13,415,544

Switzerland - 12.3%
Adecco Group AG	42,783	2,645,506
Alcon, Inc. (a)	2,225	122,873
Barry Callebaut AG	251	504,636
Chocoladefabriken, Lindt & Spruengli AG - Participation Shares	188	1,433,858
Chocoladefabriken, Lindt & Spruengli AG - Registered Shares	12	1,023,856
Cie Financiere Richemont S.A.	6,904	525,940
Clariant AG	5,235	108,182
Dufry AG	16,036	1,565,184
EMS-Chemie Holding AG	1,478	917,328
Geberit AG	2,493	1,338,577
Kuehne + Nagel International AG	15,068	2,450,670
LafargeHolcim Ltd.	10,288	530,582
Lonza Group AG	185	62,842
Nestle S.A.	65,644	6,823,430
Novartis AG	60,982	5,615,407
Partners Group Holding AG	100	84,341
Roche Holding AG	26,207	8,079,017
Schindler Holding AG - Participation Shares	10,509	2,514,381
Schindler Holding AG - Registered Shares	15,930	3,972,342
SGS S.A.	244	635,047
Sika AG	7,380	1,284,810
Sonova Holding AG	10,875	2,483,383

	SHARES	FAIR VALUE
Switzerland - 12.3% (continued)
Straumann Holding AG	367	$353,142
Swatch Group AG	39,019	2,080,233
Swatch Group AG - Class B	2,469	691,493
Swiss Re AG	1,122	121,543
Swisscom AG	945	489,254
TE Connectivity Ltd. (d)	49,900	4,626,229
UBS Group AG	146,708	1,778,546

		54,862,632

United Kingdom - 0.6%
Coca-Cola European Partners PLC	50,038	2,524,918

United States - 17.3%
Acacia Communications, Inc. (a)	13,400	892,976
Altria Group, Inc. (d)	158,136	7,859,359
Apple, Inc.	2,061	550,802
Chevron Corp. (d)	35,634	4,173,810
Cisco Systems, Inc. (d)	57,500	2,605,325
Citigroup, Inc.	115,326	8,663,289
Corning, Inc.	60,242	1,749,428
Exxon Mobil Corp. (d)	41,000	2,793,330
First American Financial Corp.	24,600	1,565,052
Halliburton Co.	117,096	2,457,845
HCA Healthcare, Inc. (d)	33,510	4,646,497
Home Depot, Inc. (d)	27,000	5,953,770
Intel Corp.	10,535	611,557
McDonald’s Corp.	6,962	1,353,970
Occidental Petroleum Corp. (d)	24,855	958,657
The PNC Financial Services Group Inc	47,253	7,239,632
Raytheon Co. (d)	43,000	9,349,060
Stryker Corp.	1,283	262,835
SunTrust Banks, Inc.	109,955	7,789,212
Verizon Communications, Inc.	56,477	3,402,175
WABCO Holdings, Inc. (a)	14,176	1,910,216

		76,788,797

TOTAL COMMON STOCKS (Cost $367,127,411)		419,191,733

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Fuchs Petrolub SE	22,012	950,706
Henkel AG & Co KGaA - Preferred	28,458	3,006,306

TOTAL PREFERRED STOCKS (Cost $3,875,200)		3,957,012

REAL ESTATE INVESTMENT TRUSTS - 1.7%
United States - 1.7%
Annaly Capital Management, Inc.	269,800	2,517,234
Federal Realty Investment Trust	14,684	1,939,316
New Residential Investment Corp.	106,318	1,647,929
VEREIT, Inc.	171,300	1,671,888

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,659,336)		7,776,367

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. TREASURY BILLS - 1.4%
1.363%, 12/10/2019 (e)	$6,300,000	$6,297,598

TOTAL U.S. TREASURY BILLS (Cost $6,297,598)		6,297,598

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
BlackRock Liquidity Funds FedFund Portfolio, 1.55% (f)	267,640	267,640
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.80% (f)	911,245	911,570

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $1,179,210)		1,179,210

TOTAL INVESTMENTS (Cost $386,138,755) - 98.7%		438,401,920

ASSETS IN EXCESS OF OTHER LIABILITIES - 1.3%		6,020,704

TOTAL NET ASSETS - 100.0%		$444,422,624

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of November 30, 2019. Total loaned securities had a market value of $1,115,835 as of November 30, 2019.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,113,325 or 0.7% of net assets.

(d)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2019.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, December 2019 Settlement	143	$9,676,810	$(160,834)
British Pound, December 2019 Settlement	555	44,875,219	1,948,639
Euro FX, December 2019 Settlement	246	33,908,025	(294,135)
Mini MSCI EAFE Index, December 2019 Settlement	84	8,304,660	466,741

TOTAL FUTURES CONTRACTS PURCHASED		$96,764,714	$1,960,411

Total Return Swaps - Long

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
UBS	3I Group PLC	1-Month LIBOR GBP	9/20/2021	Term	$16,794	1,184	$(443)
GS	AGL Energy Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	415,425	34,695	86,032
UBS	AIB Group PLC	1-Month LIBOR EUR	9/20/2021	Term	108,506	28,500	(15,265)
MS	Air Liquide S.A.	1-Month LIBOR EUR	3/18/2026	Term	202,188	1,794	44,868
UBS	Air Liquide S.A.	1-Month LIBOR EUR	9/20/2021	Term	1,177,811	11,087	350,248
UBS	Alstom	1-Month LIBOR EUR	9/20/2021	Term	72,619	1,720	2,395
UBS	Amundi S.A.	1-Month LIBOR EUR	9/20/2021	Term	2,508	33	(11)
UBS	Antofagasta PLC	1-Month LIBOR GBP	9/20/2021	Term	15,724	1,329	(828)
MS	Arkema S.A.	1-Month LIBOR EUR	3/18/2026	Term	164,823	1,663	11,240
UBS	Arkema S.A.	1-Month LIBOR EUR	9/20/2021	Term	250,987	2,912	56,629
UBS	Associated British Foods PLC	1-Month LIBOR GBP	9/20/2021	Term	1,126,431	37,314	109,434
UBS	Astrazeneca PLC	1-Month LIBOR GBP	9/20/2021	Term	74,481	833	5,706
UBS	Atos SE	1-Month LIBOR EUR	9/20/2021	Term	277,634	4,402	96,222

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Aurizon Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	$41,688	11,186	$2,815
GS	Australia and New Zealand Banking Group	1-Month Bank Bill Swap Rate	6/28/2024	Term	17,336	951	(843)
MS	AXA S.A.	1-Month LIBOR EUR	3/18/2026	Term	1,473,786	58,658	194,273
UBS	Bank of Ireland Group PLC	1-Month LIBOR EUR	9/20/2021	Term	132,778	24,990	(4,794)
MS	Barratt Developments PLC	1-Month LIBOR GBP	3/18/2026	Term	39,690	5,004	6,109
UBS	Barratt Developments PLC	1-Month LIBOR GBP	9/20/2021	Term	759,338	105,437	206,333
GS	Bendigo and Adelaide Bank	1-Month Bank Bill Swap Rate	6/28/2024	Term	172,595	25,903	14,596
GS	BHP Billiton Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,116,276	50,101	291,225
MS	BHP Billiton PLC	1-Month LIBOR GBP	3/18/2026	Term	1,304,042	57,010	(10,516)
UBS	BHP Billiton PLC	1-Month LIBOR GBP	9/20/2021	Term	698,190	34,418	134,893
UBS	BioMerieux	1-Month LIBOR EUR	9/20/2021	Term	33,875	535	14,662
GS	Bluescope Steel Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,102,762	115,486	19,320
MS	Bollore	1-Month LIBOR EUR	3/18/2026	Term	3,866	956	237
UBS	Bollore	1-Month LIBOR EUR	9/20/2021	Term	1,233,754	310,511	99,377
GS	Boral Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	3,933	1,158	93
MS	Bouygues S.A.	1-Month LIBOR EUR	3/18/2026	Term	802,540	22,217	139,643
UBS	Bouygues S.A.	1-Month LIBOR EUR	9/20/2021	Term	545,015	16,171	138,434
UBS	BP PLC	1-Month LIBOR GBP	9/20/2021	Term	827,971	127,374	(20,730)
GS	Brambles Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	67,730	7,812	257
UBS	Bunzl PLC	1-Month LIBOR GBP	9/20/2021	Term	342,095	11,551	(20,096)
UBS	Burberry Group PLC	1-Month LIBOR GBP	9/20/2021	Term	1,483,313	61,388	199,615
GS	Caltex Australia Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	383,314	20,825	112,514
UBS	Carnival PLC	1-Month LIBOR GBP	9/20/2021	Term	658,480	12,908	(101,219)
MS	Carrefour S.A.	1-Month LIBOR EUR	3/18/2026	Term	180,269	10,012	(12,116)
UBS	Carrefour S.A.	1-Month LIBOR EUR	9/20/2021	Term	1,383,313	80,052	(28,688)
UBS	Casino Guichard Perrachon	1-Month LIBOR EUR	9/20/2021	Term	261,820	6,759	43,280
UBS	Centrica PLC	1-Month LIBOR GBP	9/20/2021	Term	463,585	517,693	81,627
UBS	CHR PLC	1-Month LIBOR EUR	9/20/2021	Term	19,412	558	1,940
MS	Christian Dior SE	1-Month LIBOR EUR	3/18/2026	Term	1,546,095	3,417	272,180
GS	Cimic Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	637,565	22,075	(112,719)
GS	Coca-Cola Amatil Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	63,370	11,339	26,420
MS	Coca-Cola HBC AG	1-Month LIBOR GBP	3/18/2026	Term	246,113	7,210	10,417
UBS	Coca-Cola HBC AG	1-Month LIBOR GBP	9/20/2021	Term	94,824	3,017	12,427
GS	Cochlear Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	11,234	74	473
GS	Coles Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,333,972	153,334	385,689
UBS	Compagnie De Saint Gobain	1-Month LIBOR EUR	9/20/2021	Term	231,886	7,143	66,223
UBS	Compass Group Plc	1-Month LIBOR GBP	9/20/2021	Term	169,228	7,802	22,765
GS	Crown Resorts Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	82,110	10,338	10,667
UBS	Danone	1-Month LIBOR EUR	9/20/2021	Term	2,414,957	34,027	447,915
MS	Dassault Aviation S.A.	1-Month LIBOR EUR	3/18/2026	Term	3,103	2	(345)
UBS	Dassault Aviation S.A.	1-Month LIBOR EUR	9/20/2021	Term	537,486	371	(25,301)
UBS	Dassault Systemes S.A.	1-Month LIBOR EUR	9/20/2021	Term	175,545	1,330	34,331
UBS	DCC PLC	1-Month LIBOR GBP	9/20/2021	Term	227,993	2,682	2,235
UBS	Diageo PLC	1-Month LIBOR GBP	9/20/2021	Term	74,711	2,130	13,655
UBS	Direct Line Insurance Group PLC	1-Month LIBOR GBP	9/20/2021	Term	830,002	200,358	16,921
MS	Eiffage S.A.	1-Month LIBOR EUR	3/18/2026	Term	1,490,140	15,426	227,278
UBS	Eiffage S.A.	1-Month LIBOR EUR	9/20/2021	Term	711,279	7,638	139,849
MS	Engie S.A.	1-Month LIBOR EUR	3/18/2026	Term	7,468	502	819
UBS	Engie S.A.	1-Month LIBOR EUR	9/20/2021	Term	945,759	69,677	208,515
UBS	Eutelsat Communications	1-Month LIBOR EUR	9/20/2021	Term	135,356	7,810	2,075
UBS	Evraz PLC	1-Month LIBOR GBP	9/20/2021	Term	1,641,944	209,638	(574,691)
UBS	Experian PLC	1-Month LIBOR GBP	9/20/2021	Term	48,123	1,497	1,353
UBS	Faurecia	1-Month LIBOR EUR	9/20/2021	Term	528,147	13,787	219,243
MS	Ferguson PLC	1-Month LIBOR GBP	3/18/2026	Term	1,004,826	14,553	281,519
UBS	Ferguson PLC	1-Month LIBOR GBP	9/20/2021	Term	1,314,338	19,577	414,139

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Flight Centre Travel Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	$38,698	1,490	$6,507
GS	Fortescue Metals Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	145,802	58,621	294,233
UBS	Glaxosmithkline PLC	1-Month LIBOR GBP	9/20/2021	Term	356,129	18,236	68,093
UBS	Glencore PLC	1-Month LIBOR GBP	9/20/2021	Term	1,128,513	289,038	(167,072)
UBS	GVC Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	5,545	560	615
UBS	Hargreaves Lansdown PLC	1-Month LIBOR GBP	9/20/2021	Term	49,732	2,080	848
GS	Harvey Norman Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	44,211	21,174	21,709
MS	Hermes International	1-Month LIBOR EUR	3/18/2026	Term	787,578	1,228	135,134
UBS	Hermes International	1-Month LIBOR EUR	9/20/2021	Term	5,082	7	162
UBS	Imperial Brands PLC	1-Month LIBOR GBP	9/20/2021	Term	72,147	2,495	(12,347)
GS	Incitec Pivot Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	40,845	18,513	(249)
MS	Kingfisher PLC	1-Month LIBOR GBP	3/18/2026	Term	822,939	260,853	(85,725)
UBS	Kingfisher PLC	1-Month LIBOR GBP	9/20/2021	Term	1,091,556	363,210	(68,321)
UBS	Kingspan Group PLC	1-Month LIBOR EUR	9/20/2021	Term	30,235	607	2,502
UBS	Legrand S.A.	1-Month LIBOR EUR	9/20/2021	Term	237,426	4,405	115,975
MS	L’Oreal S.A.	1-Month LIBOR EUR	3/18/2026	Term	1,367,978	5,278	154,008
UBS	L’Oreal S.A.	1-Month LIBOR EUR	9/20/2021	Term	1,609,115	6,964	389,140
GS	Magellan Financial Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	12,989	379	462
UBS	Marks & Spencer Group PLC	1-Month LIBOR GBP	9/20/2021	Term	65,500	27,236	3,757
GS	Medibank Private Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	457,632	265,719	152,864
UBS	Meggitt PLC	1-Month LIBOR GBP	9/20/2021	Term	1,070	131	19
UBS	Michelin	1-Month LIBOR EUR	9/20/2021	Term	359,102	3,668	90,893
UBS	Micro Focus International	1-Month LIBOR GBP	9/20/2021	Term	39,841	2,213	(6,900)
MS	Mondi PLC	1-Month LIBOR GBP	3/18/2026	Term	299,903	13,215	(4,330)
UBS	Mondi PLC	1-Month LIBOR GBP	9/20/2021	Term	531,711	23,808	(3,553)
UBS	Natixis	1-Month LIBOR EUR	9/20/2021	Term	1,730	395	(79)
MS	Nedbank Group Ltd.	South African Benchmark Overnight Rate	3/18/2026	Term	3,076	3,833	(1,006)
GS	Newcrest Mining Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	2,111	100	(31)
MS	Next PLC	1-Month LIBOR GBP	3/18/2026	Term	646,607	9,457	187,576
UBS	Next PLC	1-Month LIBOR GBP	9/20/2021	Term	190,326	3,523	120,636
UBS	Ocado Group PLC	1-Month LIBOR GBP	9/20/2021	Term	1,921	120	133
GS	Orica Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	162,211	12,720	43,877
GS	Origin Energy Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	29,016	6,069	7,220
MS	Pearson PLC	1-Month LIBOR GBP	3/18/2026	Term	69,873	6,532	(14,274)
UBS	Pearson PLC	1-Month LIBOR GBP	9/20/2021	Term	227,079	22,118	(39,592)
UBS	Pernod Ricard S.A.	1-Month LIBOR EUR	9/20/2021	Term	116,657	770	27,602
MS	Persimmon PLC	1-Month LIBOR GBP	3/18/2026	Term	571,038	19,329	90,771
UBS	Persimmon PLC	1-Month LIBOR GBP	9/20/2021	Term	802,008	29,867	254,309
MS	Publicis Groupe	1-Month LIBOR EUR	3/18/2026	Term	94,891	1,725	(16,105)
UBS	Publicis Groupe	1-Month LIBOR EUR	9/20/2021	Term	313,672	6,016	(37,690)
GS	REA Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	254,072	4,494	63,762
UBS	RELX PLC	1-Month LIBOR GBP	9/20/2021	Term	6,949	287	(8)
UBS	Rentokil Initial PLC	1-Month LIBOR GBP	9/20/2021	Term	1,504	260	(10)
GS	Rio Tinto Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,431,779	28,888	639,449
MS	Rio Tinto PLC	1-Month LIBOR GBP	3/18/2026	Term	554,081	10,039	8,909
UBS	Rio Tinto PLC	1-Month LIBOR GBP	9/20/2021	Term	1,257,158	26,236	319,703
UBS	Royal Bank of Scotland Group	1-Month LIBOR GBP	9/20/2021	Term	12,225	4,643	2,065
MS	Royal Dutch Shell PLC — A Shares	1-Month LIBOR GBP	3/18/2026	Term	2,781,113	88,939	(137,750)
UBS	Royal Dutch Shell PLC — A Shares	1-Month LIBOR GBP	9/20/2021	Term	3,947,559	130,959	(14,575)
MS	Royal Dutch Shell PLC — B Shares	1-Month LIBOR GBP	3/18/2026	Term	2,692,240	85,654	(167,718)
UBS	Royal Dutch Shell PLC — B Shares	1-Month LIBOR GBP	9/20/2021	Term	3,476,109	115,186	(42,227)
UBS	RSA Insurance Group PLC	1-Month LIBOR GBP	9/20/2021	Term	127,525	18,559	5,218

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
UBS	Safran S.A.	1-Month LIBOR EUR	9/20/2021	Term	$3,958	24	$(32)
UBS	Sainsbury PLC	1-Month LIBOR GBP	9/20/2021	Term	180,799	72,916	23,701
MS	Sanofi	1-Month LIBOR EUR	3/18/2026	Term	82,323	943	8,106
UBS	Sanofi	1-Month LIBOR EUR	9/20/2021	Term	722,722	8,871	108,011
UBS	Sartorius AG	1-Month LIBOR EUR	9/20/2021	Term	176,133	1,184	11,865
UBS	Schneider Electric SE	1-Month LIBOR EUR	9/20/2021	Term	979,925	13,109	305,453
UBS	Schroders PLC	1-Month LIBOR GBP	9/20/2021	Term	167,454	4,438	23,064
MS	Scor SE	1-Month LIBOR EUR	3/18/2026	Term	1,012,332	22,909	8,284
MS	Smith & Nephew PLC	1-Month LIBOR GBP	3/18/2026	Term	140,747	7,325	24,618
UBS	Smith & Nephew PLC	1-Month LIBOR GBP	9/20/2021	Term	513,270	28,064	118,732
UBS	Smiths Group PLC	1-Month LIBOR GBP	9/20/2021	Term	201,575	11,433	49,399
UBS	Smurfit Kappa Group PLC	1-Month LIBOR EUR	9/20/2021	Term	178,323	5,745	31,224
UBS	Societe Generale S.A.	1-Month LIBOR EUR	9/20/2021	Term	34,130	1,397	9,833
MS	Sodexo S.A.	1-Month LIBOR EUR	3/18/2026	Term	581,653	5,273	32,401
UBS	Sodexo S.A.	1-Month LIBOR EUR	9/20/2021	Term	180,089	1,771	29,588
GS	Sonic Healthcare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	131,137	8,750	48,972
UBS	Standard Chartered PLC	1-Month LIBOR GBP	9/20/2021	Term	412,711	57,531	114,869
MS	Suez	1-Month LIBOR EUR	3/18/2026	Term	878,592	67,310	157,812
UBS	Suez	1-Month LIBOR EUR	9/20/2021	Term	574,759	45,433	125,408
GS	Tabcorp Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	4,207	1,300	4
UBS	Taylor Wimpey PLC	1-Month LIBOR GBP	9/20/2021	Term	820,285	410,267	193,406
GS	Telstra Corp Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,048,796	546,390	454,269
UBS	Tesco PLC	1-Month LIBOR GBP	9/20/2021	Term	223,074	81,251	22,324
MS	The Berkeley Group Holdings	1-Month LIBOR GBP	3/18/2026	Term	165,474	3,242	26,163
UBS	The Berkeley Group Holdings	1-Month LIBOR GBP	9/20/2021	Term	700,182	15,282	202,941
UBS	The Sage Group PLC	1-Month LIBOR GBP	9/20/2021	Term	907,685	105,953	127,475
MS	Total S.A.	1-Month LIBOR EUR	3/18/2026	Term	1,169,747	20,308	(29,977)
UBS	Total S.A.	1-Month LIBOR EUR	9/20/2021	Term	2,619,444	49,319	52,025
GS	Transurban Group	1-Month Bank Bill Swap Rate	6/28/2024	Term	40,064	5,057	13,439
UBS	Unilever PLC	1-Month LIBOR GBP	9/20/2021	Term	712,753	13,821	126,637
UBS	Valeo S.A.	1-Month LIBOR EUR	9/20/2021	Term	676,057	24,955	336,351
UBS	Veolia Environnement	1-Month LIBOR EUR	9/20/2021	Term	1,103,177	55,121	355,407
MS	Wendel	1-Month LIBOR EUR	3/18/2026	Term	108,475	865	10,236
UBS	Wendel	1-Month LIBOR EUR	9/20/2021	Term	324,550	2,862	68,595
GS	Wesfarmers Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	638,869	29,480	261,197
GS	Westpac Banking Corp.	1-Month Bank Bill Swap Rate	6/28/2024	Term	22,172	1,170	(2,068)
MS	WM Morrison Supermarkets PLC	1-Month LIBOR GBP	3/18/2026	Term	309,092	106,158	(22,212)
UBS	WM Morrison Supermarkets PLC	1-Month LIBOR GBP	9/20/2021	Term	179,320	63,748	(6,153)
UBS	WPP PLC	1-Month LIBOR GBP	9/20/2021	Term	684,945	62,000	160,004

					$84,953,080		$10,322,480

Total Return Swaps - Short

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Acacia Communications, Inc.	1-Month LIBOR USD	4/2/2029	Term	$642,530	13,400	$(243,086)
GS	Altria Group, Inc.	1-Month LIBOR USD	4/2/2029	Term	7,758,152	158,136	(278,498)
GS	Annaly Capital Management, Inc.	1-Month LIBOR USD	4/2/2029	Term	2,509,140	269,800	(114,251)
GS	Apple, Inc.	1-Month LIBOR USD	4/2/2029	Term	529,945	2,061	(21,703)
GS	Chevron Corp.	1-Month LIBOR USD	4/2/2029	Term	4,386,902	35,634	156,878
GS	Cisco Systems, Inc.	1-Month LIBOR USD	4/2/2029	Term	3,237,825	57,500	637,038

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Citigroup, Inc.	1-Month LIBOR USD	4/2/2029	Term	$8,629,845	115,326	$(30,750)
GS	Corning, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,737,379	60,242	(17,770)
GS	Exxon Mobil Corp.	1-Month LIBOR USD	4/2/2029	Term	3,338,630	41,000	484,473
GS	Federal Realty Investment Trust	1-Month LIBOR USD	4/2/2029	Term	1,919,639	14,684	(29,770)
GS	First American Financial Corp.	1-Month LIBOR USD	4/2/2029	Term	1,362,348	24,600	(207,762)
GS	Halliburton Co.	1-Month LIBOR USD	4/2/2029	Term	2,492,974	117,096	19,341
GS	HCA Healthcare, Inc.	1-Month LIBOR USD	4/2/2029	Term	4,501,733	33,510	(156,776)
GS	Home Depot, Inc.	1-Month LIBOR USD	4/2/2029	Term	6,269,400	27,000	317,567
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	606,289	10,535	(7,738)
GS	McDonald’s Corp.	1-Month LIBOR USD	4/2/2029	Term	1,337,957	6,962	(22,843)
GS	New Residential Investment Corp.	1-Month LIBOR USD	4/2/2029	Term	1,765,942	106,318	37,317
GS	Occidental Petroleum Corp.	1-Month LIBOR USD	4/2/2029	Term	963,221	24,855	(9,424)
GS	Popular Inc.	1-Month LIBOR USD	4/2/2029	Term	724,430	13,100	308
GS	Raytheon Co.	1-Month LIBOR USD	4/2/2029	Term	9,162,870	43,000	(183,359)
GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	254,509	1,283	(7,971)
GS	SunTrust Banks, Inc.	1-Month LIBOR USD	4/2/2029	Term	7,852,986	109,955	4,625
GS	TE Connectivity Ltd.	1-Month LIBOR USD	4/2/2029	Term	4,454,573	49,900	(189,489)
GS	The PNC Financial Services Group Inc.	1-Month LIBOR USD	4/2/2029	Term	6,014,834	47,253	(1,291,102)
GS	VEREIT, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,464,615	171,300	(237,603)
GS	Verizon Communications, Inc.	1-Month LIBOR USD	4/2/2029	Term	3,283,008	56,477	(159,664)
GS	WABCO Holdings, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,889,094	14,176	6,286

					$89,090,770		$(1,545,726)

Swaps on Futures

COUNTERPARTY	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Airbus Group Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	$79,580	35	$(3,878)
GS	Airbus Group Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	79,600	30	(706)
GS	Airbus Group Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	79,605	30	(525)
GS	Assicurazioni Generali S.p.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	79,560	74	(1,645)
GS	Assicurazioni Generali S.p.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	79,616	73	(1,109)
GS	Assicurazioni Generali S.p.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	79,571	75	(492)
GS	Banco Santander Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	199,083	825	(4,756)
GS	Banco Santander Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	199,375	866	(1,654)
GS	Banco Santander Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	199,118	899	(6,490)
GS	British American Tobacco — December 2020 Expiration	N/A	12/18/2020	Term	212,594	77	(4,276)
GS	British American Tobacco — December 2021 Expiration	N/A	12/17/2021	Term	212,597	108	26,024
GS	British American Tobacco — December 2022 Expiration	N/A	12/16/2022	Term	212,669	109	(30,660)
GS	Bayer AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	248,693	86	541

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Bayer AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	$248,754	94	$(5,534)
GS	Bayer AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	248,767	102	(7,393)
GS	BBVA Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	79,733	279	(1,818)
GS	BBVA Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	79,477	286	(2,573)
GS	BBVA Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	79,622	305	(542)
GS	BMW AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	79,601	26	(1,688)
GS	BMW AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	79,589	25	321
GS	BMW AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	79,598	25	1,184
GS	BNP Paribas S.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	79,588	23	(1,154)
GS	BNP Paribas S.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	79,577	24	(1,343)
GS	BNP Paribas S.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	79,581	26	83
GS	Carrefour S.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	199,076	357	(6,670)
GS	Carrefour S.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	198,968	363	(6,151)
GS	Carrefour S.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	198,856	344	(8,911)
GS	Daimler AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	248,676	131	(8,828)
GS	Daimler AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	248,762	114	(3,428)
GS	Daimler AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	248,774	112	4,685
GS	Deutsche Lufthansa AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	248,746	300	(3,595)
GS	Deutsche Lufthansa AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	248,841	335	(7,252)
GS	Deutsche Lufthansa AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	248,565	370	(18,825)
GS	E.ON SE Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	198,938	387	(923)
GS	E.ON SE Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	199,054	381	(10,040)
GS	Renault S.A. — December 2020 Expiration	N/A	12/18/2020	Term	248,661	117	(31,469)
GS	Renault S.A. — December 2021 Expiration	N/A	12/17/2021	Term	248,712	146	(1,742)
GS	Renault S.A. — December 2022 Expiration	N/A	12/16/2022	Term	248,712	157	17,827
GS	Repsol S.A. — December 2020 Expiration	N/A	12/18/2020	Term	248,713	274	(8,273)
GS	Repsol S.A. — December 2021 Expiration	N/A	12/17/2021	Term	248,636	246	(19,986)
GS	Repsol S.A. — December 2022 Expiration	N/A	12/16/2022	Term	248,693	259	(5,879)
GS	Société Générale S.A. — December 2020 Expiration	N/A	12/18/2020	Term	248,666	105	(6,354)
GS	Société Générale S.A. — December 2021 Expiration	N/A	12/17/2021	Term	248,740	132	1,027
GS	Société Générale S.A. — December 2022 Expiration	N/A	12/16/2022	Term	248,646	148	(4,864)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Telefónica S.A. — December 2020 Expiration	N/A	12/18/2020	Term	$79,535	183	$(1,976)
GS	Telefónica S.A. — December 2021 Expiration	N/A	12/17/2021	Term	79,584	188	(1,246)
GS	Telefónica S.A. — December 2022 Expiration	N/A	12/16/2022	Term	79,508	193	(102)
GS	Total S.A. Dividend Future — December 2019 Expiration	N/A	12/20/2019	Term	95,691	45	549
GS	Total S.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	96,407	35	8,988
GS	UBS Group AG — December 2020 Expiration	N/A	12/18/2020	Term	174,276	219	(14,102)
GS	UBS Group AG — December 2021 Expiration	N/A	12/17/2021	Term	174,288	231	(23,567)
GS	UBS Group AG — December 2022 Expiration	N/A	12/16/2022	Term	174,147	236	(27,323)
GS	Unibail-Rodamco-Westfield SE Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	79,592	7	(1,203)
GS	Unibail-Rodamco-Westfield SE Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	79,586	7	(1,593)
GS	Unibail-Rodamco-Westfield SE Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	79,582	8	(3,851)
GS	UniCredit S.p.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	248,868	353	(9,313)
GS	UniCredit S.p.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	248,785	332	(2,336)
GS	UniCredit S.p.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	248,898	337	5,828
GS	Vodafone Group PLC — December 2020 Expiration	N/A	12/18/2020	Term	67,819	799	(1,751)
GS	Vodafone Group PLC — December 2021 Expiration	N/A	12/17/2021	Term	68,115	847	(1,386)
GS	Vodafone Group PLC — December 2021 Expiration	N/A	12/16/2022	Term	68,103	896	1,552

					$10,043,765		$(252,566)

							$8,524,188

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”
(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of November 30, 2019 are as follows:

	VARIABLE RATE AS OF NOVEMBER 30, 2019	FIXED SPREAD RANGE AS OF NOVEMBER 30, 2019
1-Month LIBOR USD	1.70%	0.00% - 0.50%
1-Month LIBOR EUR	(0.52)%	0.25% - 0.75%
1-Month LIBOR BP	0.71%	0.25% - 0.75%
1-Month Bank Bill Swap Rate	0.82%	0.25% - 0.50%
South African Benchmark Overnight Rate	6.50%	1.25% - 1.5%

(c)

These swaps do not have any financing accruals. The Portfolio has contracted to receive the total return of the reference entity. To the extent that return is positive, the Portfolio will earn a positive return; to the extent that return is negative, the Portfolio will bear a loss.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 92.9%
Australia - 1.0%
Accent Group Ltd.	125,886	$145,179
ALS Ltd.	621	3,801
Altium Ltd.	3,549	86,059
ARB Corp. Ltd.	4,164	53,514
Breville Group Ltd.	11,280	131,003
Cleanaway Waste Management Ltd.	15,072	21,613
Collins Foods Ltd.	850	5,922
CSR Ltd.	62,112	199,979
Downer EDI Ltd.	23,158	131,108
FlexiGroup Ltd.	2,504	3,311
GDI Property Group	471	492
Growthpoint Properties Australia Ltd.	10,417	31,003
GWA Group Ltd.	37,245	83,135
IDP Education Ltd.	6,652	81,619
Inghams Group Ltd.	15,009	33,299
JB Hi-Fi Ltd.	7,613	192,640
Magellan Financial Group Ltd.	1,791	63,588
Metcash Ltd.	166,927	338,727
Mineral Resources Ltd.	21,059	221,213
Monadelphous Group Ltd.	24,560	271,612
Nanosonics Ltd. (a)	10,625	47,935
Northern Star Resources Ltd.	3,965	25,720
OZ Minerals Ltd.	22,528	160,760
Regis Resources Ltd.	26,745	85,929
Sandfire Resources N.L.	30,820	116,532
Southern Cross Media Group, Ltd.	31,432	20,410
Super Retail Group Ltd.	36,630	247,517
Vita Group Ltd.	77,254	55,651
Whitehaven Coal Ltd.	71,113	151,517

		3,010,788

Austria - 1.4%
Agrana Beteiligungs AG	6,518	131,565
AT&S Austria Technologie & Systemtechnik AG	357	7,237
BAWAG GROUP AG (a)(b)	1,110	45,055
DO & CO AG	902	81,096
EVN AG	5,257	95,454
FACC AG (c)	2,600	35,178
Kapsch TrafficCom AG	452	14,243
Oesterreichische Post AG	17,564	637,646
Porr AG (c)	1,843	34,033
S&T AG (c)	5,105	117,330
Telekom Austria AG	55,437	445,275
UNIQA Insurance Group AG	26,213	260,943
Vienna Insurance Group AG Wiener Versicherung Gruppe	35,139	971,771
Wienerberger AG	39,350	1,079,555
Zumtobel Group AG (a)	2,229	17,732

		3,974,113

Belgium - 1.9%
AGFA-Gevaert N.V. (a)	24,889	127,515
Balta Group S.A. (a)(d)	2,448	6,999
Barco N.V.	3,489	805,352
Bekaert, S.A.	35,632	936,723
Bpost, S.A.	53,771	635,991

	SHARES	FAIR VALUE
Belgium - 1.9% (continued)
D’ieteren, S.A.	17,149	$1,105,339
Econocom Group SE	2,333	6,051
Fagron	1,129	23,050
Ion Beam Applications, S.A. (a)	115	1,750
KBC Ancora	5,228	256,559
Ontex Group N.V.	17,827	339,212
Orange Belgium, S.A.	24,726	548,946
Recticel, S.A.	48,769	428,255
Sioen Industries N.V.	652	15,337
Sofina, S.A.	1,505	326,334
Van de Velde N.V.	521	14,695

		5,578,108

Bermuda - 0.5%
BW LPG Ltd. (d)	24,205	209,085
Emperor International Holdings Ltd.	26,000	6,277
Esprit Holdings Ltd. (a)	100,100	19,820
Golden Ocean Group Ltd.	3,246	19,080
G-Resources Group Ltd. (a)	2,235,000	15,417
Johnson Electric Holdings Ltd.	36,000	80,754
NewOcean Energy Holdings Ltd. (a)	22,000	3,176
Stolt-Nielsen Ltd.	1,596	19,074
VTech Holdings Ltd.	104,400	986,227

		1,358,910

Canada - 4.0%
Aecon Group, Inc. (a)	10,142	140,032
AGF Management Ltd. (a)	23,906	112,304
Aritzia, Inc. (a)	9,376	133,197
ATS Automation Tooling Systems, Inc. (a)	7,974	118,082
B2Gold Corp. (a)	2,900	10,720
Badger Daylighting Ltd. (a)	2,200	60,172
Baytex Energy Corp. (a)	39,900	43,255
BRP, Inc. (a)	13,497	660,675
Canaccord Genuity Group, Inc. (a)(c)	6,377	23,524
Canadian Western Bank (a)	486	13,003
Canfor Corp. (a)	9,045	108,066
Canfor Pulp Products, Inc. (a)	73,973	465,568
Cascades, Inc. (a)	4,300	40,271
Celestica, Inc. (a)	600	4,666
Centerra Gold, Inc. (a)	38,600	330,118
CES Energy Solutions Corp. (a)	7,400	10,418
Cogeco Communications, Inc. (a)	900	77,736
Cogeco, Inc. (a)	4,056	314,422
Colliers International Group, Inc. (a)	1,200	86,854
Computer Modelling Group Ltd. (a)	11,996	76,313
Corby Spirit and Wine Ltd. (a)	300	3,564
Corus Entertainment, Inc. (a)	85,510	370,159
Crescent Point Energy Corp. (a)	100,900	350,184
Descartes Systems Group, Inc. (a)	2,600	111,630
DIRTT Environmental Solutions (a)	2,385	7,990
Dorel Industries, Inc. (a)	5,811	25,899
Dundee Corp. (a)	1,800	1,315
ECN Capital Corp. (a)	50,000	167,507
Enghouse Systems Ltd. (a)	13,776	429,366
Equitable Group, Inc. (a)	5,609	468,212
Evertz Technologies Ltd. (a)	10,200	137,377
Exco Technologies Ltd. (a)	35,911	229,800

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Canada - 4.0% (continued)
First National Financial Corp. (a)	200	$6,313
FirstService Corp. (a)	1,000	95,671
Genworth MI Canada, Inc. (a)(c)	2,698	113,989
Gibson Energy Inc. (a)	7,000	131,537
Great Canadian Gaming Corp. (a)	3,300	105,884
Home Capital Group, Inc.	307	7,971
Hudbay Minerals, Inc. (a)	35,552	115,893
Just Energy Group, Inc. (a)	3,400	9,240
Kirkland Lake Gold Ltd. (a)	8,300	348,609
Labrodor Iron Ore Royalty Corp. (a)	2,290	43,548
Largo Resources Ltd. (a)	353,281	271,284
Linamar Corp. (a)(c)	9,800	329,495
Lucara Diamond Corp. (a)	1,500	926
Magellan Aerospace Corp. (a)	11,200	133,139
Morneau Shepell, Inc. (a)	900	22,332
Norbord, Inc.	1,880	51,306
North West Co., Inc. (a)	7,935	169,238
Northland Power, Inc. (a)	1,517	31,430
OceanaGold Corp. (a)	52,780	105,298
Parex Resources, Inc. (a)	31,100	460,073
Parkland Fuel Corp. (a)	9,003	320,049
Pason Systems, Inc. (a)	11,468	111,373
Pretium Resources, Inc. (a)	900	9,018
Recipe Unlimited Corp. (a)	11,799	178,366
Russel Metals, Inc. (a)	13,199	222,087
Secure Energy Services, Inc. (a)	5,400	17,278
Sierra Wireless, Inc. (a)	8,757	76,606
Silvercorp Metals, Inc. (a)(c)	105,800	536,846
Spin Master Corp. (a)(d)	20,256	606,323
Sprott, Inc. (a)	29,719	64,436
SSR Mining, Inc. (a)	4,100	63,770
Stelco Holdings, Inc. (a)(c)	34,000	272,092
Superior Plus Corp. (a)	3,400	32,175
Taseko Mines Ltd. (a)	7,450	3,057
TFI International, Inc. (a)	2,392	78,785
TMX Group Ltd. (a)	1,000	80,389
Torex Gold Resources, Inc. (a)	2,300	34,613
Toromont Industries Ltd. (a)	3,896	202,089
Total Energy Services, Inc. (a)	5,600	23,440
TransAlta Corp. (a)	15,325	103,374
Transcontinental, Inc. (a)	15,278	169,078
Uni-Select, Inc. (a)	14,256	111,296
WestJet Airlines Ltd. (a)	13,874	317,317
Winpak Ltd. (a)	9,363	326,644
WSP Global, Inc. (a)	2,021	130,438

		11,776,514

Cayman Islands - 0.3%
Bright Smart Securities & Commodities Group Ltd.	118,000	19,445
Crystal International Group Ltd. (d)	12,500	4,982
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,570,000	508,865
Sapiens International Corp., N.V.	1,518	34,874
SITC International Holdings Co., Ltd.	211,000	235,577

		803,743

	SHARES	FAIR VALUE
Denmark - 1.3%
Alm Brand A/S	11,925	$98,035
Ambu A/S (c)	500	8,641
Bang & Olufsen A/S (a)	1,150	6,614
D/S Norden A/S	1,433	21,807
GN Store Nord A/S	11,599	546,473
Matas A/S	32,903	243,081
Nilfisk Holding A/S (a)	587	12,153
NKT A/S (a)	122	2,565
NNIT A/S (d)	189	2,787
Per Aarsleff Holding A/S	17,284	540,328
Rockwool International A/S	4,240	947,231
Royal Unibrew A/S	2,502	225,206
Scandinavian Tobacco Group A/S (d)	34,511	398,980
SimCorp A/S	3,201	342,689
Spar Nord Bank A/S	689	6,167
Topdanmark A/S	11,601	536,132

		3,938,889

Faroe Islands - 0.1%
Bakkafrost P/F	2,400	160,854

Finland - 2.0%
Adapteo OYJ (a)	844	10,135
Aktia Bank OYJ	1,171	11,315
Caverion OYJ (c)	41,587	326,241
Cramo OYJ	18,948	278,914
Finnair OYJ	31,638	206,711
F-Secure OYJ (a)	5,175	18,559
Kesko OYJ	12,074	814,680
Konecranes OYJ	10,456	332,939
Metsa Board OYJ	11,795	77,454
Oriola OYJ - Class B	7,650	17,658
Outokumpu OYJ	82,784	237,240
Outotec OYJ (a)	62,058	366,491
Rovio Entertainment OYJ (d)	53,871	247,628
Sanoma OYJ	58,607	603,756
Tieto OYJ	15,652	449,757
Tokmanni Group Corp.	48,322	645,280
Uponor OYJ	8,652	111,056
Valmet OYJ	8,655	193,772
YIT OYJ	134,164	894,318

		5,843,904

Germany - 4.4%
Aareal Bank AG	4,452	137,345
ADVA Optical Networking SE (a)	47,697	427,776
Aurubis AG	3,470	164,246
BayWa AG	315	9,770
Bechtle AG	2,953	388,480
bet-at-home.com AG	988	52,143
Bilfinger SE	968	34,897
Borussia Dortmund GmbH & Co., KGaA	102,420	947,341
CANCOM SE	10,517	622,832
Ceconomy AG (a)	118,252	569,104
CENTROTEC Sustainable AG	368	6,731
CEWE Stiftung & Co., KGaA	6,284	670,212
CropEnergies AG	1,928	18,056
CTS Eventim AG & Co., KGaA	1,611	98,335

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Germany - 4.4% (continued)
Draegerwerk AG & Co., KGaA	299	$13,145
Duerr AG	8,028	247,135
ElringKlinger AG (a)	12,846	110,965
Freenet AG	7,163	166,761
Gesco AG	426	8,702
Hamburger Hafen und Logistik AG	10,804	291,881
HelloFresh SE (a)	38,874	773,531
Hornbach Holding AG & Co., KGaA	2,856	167,406
Hypoport AG (a)	191	61,449
Indus Holding AG	2,730	115,955
Jenoptik AG	625	18,193
JOST Werke AG (d)	7,477	264,444
Kloeckner & Co. SE	11,958	75,955
Krones AG	13,176	914,587
Manz AG (a)	214	4,244
MBB SE	24	1,936
MLP SE	7,575	39,394
Nemetschek SE	1,071	63,308
New Work SE	239	80,974
Nordex SE (a)(c)	32,691	445,912
Norma Group SE	1,213	50,198
OHB SE	3,043	140,481
ProSiebenSat.1 Media SE	50,291	754,135
Rational AG	1,195	915,068
Rheinmetall AG	5,303	564,650
Rhoen Klinikum AG	299	6,127
Salzgitter AG	17,816	352,351
Siltronic AG	2,142	177,381
SMA Solar Technology AG (a)	582	19,930
Software AG	4,147	139,861
Stroeer SE & Co., KGaA (c)	5,013	391,878
Suedzucker AG	8,986	134,848
Takkt AG	43,326	558,515
Varta AG (a)	467	59,686
VERBIO Vereinigte BioEnergie AG	3,100	35,795
Vossloh AG	280	10,751
Washtec AG	988	57,586
zooplus AG (a)	3,535	350,147

		12,732,533

Hong Kong - 1.4%
Agritrade Resources Ltd.	140,000	11,088
Cafe de Coral Holdings Ltd.	194,000	485,731
Chinese Estates Holdings Ltd.	19,500	15,195
Chong Hing Bank Ltd.	4,000	6,765
Chow Sang Sang Holdings International Ltd.	212,000	244,276
CITIC Telecom International Holdings Ltd.	940,000	341,024
Dah Sing Banking Group Ltd.	12,000	15,283
Fairwood Holdings Ltd.	37,000	99,729
First Pacific Co., Ltd.	90,000	33,111
Giordano International Ltd.	914,000	280,218
Global Brands Group Holding Ltd. (a)	36,600	2,852
Good Resources Holdings Ltd. (a)	220,000	2,136
K Wah International Holdings Ltd.	17,000	9,316
Leyou Technologies Holdings Ltd. (a)(c)	530,000	169,260
Luk Fook Holdings International Ltd. (c)	25,000	69,620
Melco International Development Ltd.	203,000	497,892

	SHARES	FAIR VALUE
Hong Kong - 1.4% (continued)
Nissin Foods Co Ltd. (c)	206,000	$167,101
Pacific Textiles Holdings Ltd.	572,000	425,993
Regal Hotels International Holdings Ltd.	32,000	16,515
Sa Sa International Holdings Ltd. (c)	1,338,000	300,820
SmarTone Telecommunications Holdings Ltd.	465,500	363,328
Sun Hung Kai & Co., Ltd.	5,000	2,191
Texwinca Holdings Ltd.	104,000	29,892
The United Laboratories International Holdings Ltd. (c)	204,000	125,086
Value Partners Group Ltd.	113,000	63,803
VSTECS Holdings Ltd.	128,000	65,568
Xinyi Glass Holdings Ltd.	86,000	101,070

		3,944,863

Israel - 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	509,743	425,030
Caesarstone Ltd.	10,906	170,788
Delek Automotive Systems Ltd.	3,236	15,042
Delek Group Ltd.	764	107,946
Delta Galil Industries Ltd.	508	14,738
Equital Ltd. (a)	5,361	158,775
First International Bank Of Israel Ltd.	17,620	540,102
Formula Systems 1985 Ltd.	1,190	84,599
Hadera Paper Ltd.	318	12,695
Harel Insurance Investments & Financial Services Ltd.	3,322	28,044
Hilan Ltd.	411	16,810
IDI Insurance Co., Ltd.	116	4,140
Israel Corp. Ltd. (a)	1,213	246,971
Matrix IT Ltd.	20,895	383,632
Naphtha Israel Petroleum Corp. Ltd.	4,129	24,648
Nova Measuring Instruments Ltd. (a)	1,588	56,081
Oil Refineries Ltd.	1,119,957	547,987
Partner Communications Co., Ltd. (a)	30,157	140,612
Paz Oil Co., Ltd.	1,895	282,526
Radware Ltd. (a)	5,417	130,496
Rami Levy Chain Stores Ltd.	5,100	292,108
Shikun & Binui Ltd.	4,387	19,293
Shufersal Ltd.	50,654	330,365
Strauss Group Ltd.	11,871	371,054
Tower Semiconductor Ltd. (a)	3,191	70,885

		4,475,367

Italy - 3.8%
A2A S.p.A.	253,568	477,041
ACEA S.p.A.	4,739	98,580
Arnoldo Mondadori Editore S.p.A. (a)	148,106	354,922
Ascopiave S.p.A.	33,239	147,772
ASTM S.p.A.	18,766	573,974
Banca Generali S.p.A.	16,490	544,331
Banca Popolare di Sondrio SCPA	205,519	485,940
Biesse S.p.A.	65,694	1,066,900
Buzzi Unicem S.p.A.	28,602	437,408
Cairo Communication S.p.A.	74,910	229,449
Datalogic S.p.A.	5,872	117,814
DeA Capital S.p.A.	8,875	13,494

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Italy - 3.8% (continued)
El.En. S.p.A.	1,659	$60,868
Enav S.p.A. (d)	93,228	552,624
ERG S.p.A.	2,759	60,402
Fincantieri S.p.A. (c)	8,154	8,131
GEDI Gruppo Editoriale S.p.A. (a)	6,558	2,052
GEOX S.p.A. (c)	147,254	194,368
Hera S.p.A.	138,843	612,518
Iren S.p.A.	157,301	487,704
La Doria S.p.A.	1,220	12,380
Mediaset S.p.A. (a)(c)	103,295	312,294
OVS S.p.A. (a)(d)	179,552	412,277
Piaggio & C. S.p.A.	194,486	627,851
Rai Way S.p.A. (d)	11,619	78,603
Saipem S.p.A. (a)	216,876	991,654
Salini Impregilo S.p.A. (a)(c)	40,253	78,500
Saras S.p.A.	146,487	257,915
Sesa S.p.A.	296	13,877
Societa Iniziative Autostradali e Servizi S.p.A.	15,301	257,599
Sogefi S.p.A. (a)	8,568	14,094
Technogym S.p.A. (d)	16,232	199,947
Tinexta S.p.a.	2,638	36,680
Tod’s S.p.A. (c)	270	11,881
Unipol Gruppo S.p.A.	195,423	1,145,481

		10,977,325

Japan - 32.6%
Achilles Corp.	5,700	95,903
Adastria Co., Ltd.	18,300	410,253
ADEKA Corp.	7,400	110,777
Aeon Delight Co., Ltd.	9,000	319,960
Aeon Fantasy Co., Ltd.	100	2,906
Ai Holdings Corp.	6,700	122,525
Aica Kogyo Co., Ltd.	6,600	210,208
Aichi Corp.	4,200	27,330
Aichi Steel Corp.	600	19,987
Aida Engineering Ltd.	10,800	98,702
Ain Holdings, Inc.	4,600	285,871
Aisan Industry Co., Ltd.	12,700	99,701
Akatsuki, Inc.	1,400	82,014
Alpen Co., Ltd.	10,300	171,510
Alps Alpine Co., Ltd.	60	1,355
Altech Corp.	6,730	110,034
Amano Corp.	6,400	191,555
Amuse, Inc.	5,500	154,816
Anest Iwata Corp.	6,300	58,267
Anicom Holdings, Inc.	1,700	55,854
Anritsu Corp. (c)	6,600	125,522
AOKI Holdings, Inc.	14,600	151,177
Aoyama Trading Co., Ltd.	9,000	137,690
Arata Corp.	8,000	315,116
Arcland Sakamoto Co., Ltd.	12,600	146,244
Arcland Service Holdings Co., Ltd.	7,600	129,399
Arcs Co., Ltd.	16,100	334,595
Argo Graphics, Inc.	4,400	131,091
As One Corp.	2,100	180,982
Asahi Co., Ltd.	6,100	70,076
Asahi Diamond Industrial Co., Ltd.	15,700	93,408

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Asics Corp.	4,100	$67,934
ASKUL Corp.	10,000	268,689
Ateam, Inc.	31,700	325,923
Atom Corp.	14,300	131,865
Autobacs Seven Co., Ltd.	18,500	302,472
Avex, Inc.	11,200	134,089
Axial Retailing, Inc.	8,500	297,912
Azbil Corp.	14,700	416,469
Bando Chemical Industries Ltd.	12,200	101,128
Bank of Iwate Ltd.	200	5,368
BayCurrent Consulting, Inc.	900	48,200
Belc Co., Ltd.	4,000	188,631
Benefit One, Inc.	5,600	122,164
Bengo4.com, Inc. (a)	2,600	144,946
Bic Camera, Inc.	23,900	261,017
BML, Inc.	8,800	258,965
Broadleaf Co., Ltd.	17,400	114,336
BRONCO BILLY Co., Ltd.	6,500	162,292
Bunka Shutter Co., Ltd.	16,800	148,317
Canon Electronics, Inc.	7,200	134,630
Canon Marketing Japan, Inc.	25,800	594,188
Capcom Co., Ltd.	5,600	134,447
Cawachi Ltd.	9,800	205,637
Central Glass Co., Ltd.	2,300	55,955
Central Security Patrols Co Ltd.	1,600	93,877
Chiyoda Co., Ltd.	18,200	268,792
Chiyoda Corp. (a)(c)	75,600	190,002
Chiyoda Integre Co., Ltd.	7,500	163,681
Chori Co., Ltd.	11,700	207,867
Chubu Shiryo Co., Ltd.	14,300	178,913
Chudenko Corp.	8,100	189,360
Chugoku Marine Paints Ltd.	4,000	37,105
CI Takiron Corp.	31,700	196,133
Citizen Watch Co., Ltd.	44,100	244,239
Cleanup Corp.	9,640	61,406
CMIC Holdings Co., Ltd.	700	11,701
CMK Corp.	200	1,181
Coco Kara Fine, Inc.	6,200	363,206
Colopl, Inc.	8,100	91,867
Colowide Co., Ltd.	2,600	52,181
Computer Engineering & Consulting Ltd.	3,500	71,043
COMSYS Holdings Corp.	4,400	127,271
Comture Corp.	1,600	34,612
CONEXIO Corp.	10,900	151,915
COOKPAD, Inc. (a)	9,900	34,381
Corona Corp.	2,600	28,300
Cosel Co., Ltd.	4,300	48,140
Cosmo Energy Holdings Co Ltd.	7,100	153,264
Cosmos Pharmaceutical Corp.	1,900	383,403
Create Restaurants Holdings, Inc.	10,000	167,702
Create SD Holdings Co., Ltd.	12,300	297,214
CROOZ, Inc. (a)	200	2,245
Cybozu, Inc.	13,800	155,001
Dai-Dan Co., Ltd.	7,000	167,547
Daido Metal Co Ltd.	19,000	124,155
Daido Steel Co., Ltd.	2,600	117,264
Daiho Corp.	1,800	47,903
Daiichi Jitsugyo Co., Ltd.	9,000	306,388

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Daiichikosho Co Ltd.	1,800	$89,161
Daikokutenbussan Co., Ltd.	4,500	132,631
Daikyonishikawa Corp.	6,200	47,710
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,100	33,125
Daisyo Corp.	8,000	116,907
Daiwabo Holdings Co., Ltd.	4,500	222,491
DCM Holdings Co., Ltd.	17,400	168,721
DeNA Co., Ltd.	4,500	72,464
Denki Kogyo Co., Ltd.	2,100	59,687
Denyo Co., Ltd.	9,700	181,820
Descente Ltd.	11,000	179,748
DIC Corp.	4,000	108,572
Digital Arts, Inc.	1,900	109,048
Digital Hearts Holdings Co Ltd.	7,000	65,701
Dip Corp.	1,300	37,246
DMG Mori Co., Ltd.	6,100	96,556
Doshisha Co., Ltd.	14,500	239,856
Doutor Nichires Holdings Co., Ltd.	14,500	293,657
DTS Corp.	10,200	218,318
Duskin Co., Ltd.	10,000	277,829
DyDo Group Holdings, Inc.	6,000	252,513
Eagle Industry Co., Ltd.	6,300	61,664
Earth Corp.	2,800	146,116
Ebara Corp.	11,300	339,764
EDION Corp.	28,900	312,190
eGuarantee, Inc.	6,900	91,626
Eiken Chemical Co., Ltd.	2,800	50,514
Elan Corp.	6,400	99,082
Elecom Co., Ltd.	9,200	347,249
Elematec Corp.	18,200	175,646
EM Systems Co Ltd.	7,000	132,489
En-Japan, Inc.	4,700	219,494
Enplas Corp.	2,600	86,492
EPS Holdings, Inc.	6,100	78,773
ESPEC Corp.	4,100	79,512
Exedy Corp.	5,800	130,503
Ezaki Glico Co., Ltd.	7,500	344,087
F@N Communications, Inc.	16,400	75,840
Fancl Corp.	7,800	208,295
FCC Co., Ltd.	13,600	294,447
Feed One Co., Ltd.	81,000	124,365
Fields Corp.	60	268
Foster Electric Co., Ltd.	7,800	144,138
FP Corp.	1,200	71,395
France Bed Holdings Co., Ltd.	13,200	121,360
Fudo Tetra Corp.	76	1,051
Fuji Co., Ltd.	16,000	284,994
Fuji Machine Manufacturing Co., Ltd.	6,200	109,812
Fuji Oil Holdings, Inc.	1,900	53,395
Fuji Pharma Co., Ltd.	600	7,726
Fuji Seal International, Inc.	1,500	33,655
Fuji Soft, Inc.	3,600	142,131
Fujicco Co., Ltd.	6,300	114,289
Fujikura Ltd.	30,400	130,857
Fujimi, Inc.	2,800	74,465
Fujimori Kogyo Co., Ltd.	5,800	187,114

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Fujio Food System Co Ltd.	2,000	$64,796
Fujitec Co., Ltd.	13,500	213,444
Fujitsu General Ltd.	10,100	191,902
Fujiya Co., Ltd.	11,300	224,100
Fukuda Corp.	3,200	140,084
Fukui Computer Holdings, Inc.	4,100	144,823
Fukushima Industries Corp.	4,500	145,175
Fullcast Holdings Co., Ltd.	7,600	172,601
Funai Soken Holdings, Inc.	3,850	88,879
Furukawa Electric Co., Ltd.	4,600	126,540
Fuso Chemical Co., Ltd.	1,600	44,379
Futaba Corp.	7,300	93,268
Futaba Industrial Co., Ltd.	5,500	41,670
Future Corp.	12,400	211,237
G-7 HOLDINGS, Inc.	1,100	43,781
Gecoss Corp.	10,500	90,971
Genki Sushi Co., Ltd.	7,000	196,079
Genky DrugStores Co., Ltd.	1,500	35,218
Geo Holdings Corp.	22,000	261,981
Giken Ltd.	1,500	60,318
Glory Ltd.	3,500	105,717
GMO Cloud KK	5,300	140,274
Goldwin, Inc.	3,000	216,871
Gree, Inc.	47,000	223,360
GS Yuasa Corp.	8,200	165,993
G-Tekt Corp.	4,400	69,245
GungHo Online Entertainment, Inc.	11,970	257,735
Gunosy, Inc. (a)(c)	4,700	72,893
Gurunavi, Inc.	21,600	206,682
H2O Retailing Corp.	11,400	126,481
Halows Co., Ltd.	3,800	88,349
Hamakyorex Co., Ltd.	1,700	57,019
Hanwa Co., Ltd.	1,400	35,685
Harmonic Drive Systems, Inc.	100	4,346
Haseko Corp.	16,000	205,886
Hazama Ando Corp.	21,300	172,082
Heiwado Co., Ltd.	20,100	382,087
Hibiya Engineering Ltd.	4,900	86,921
Hiday Hidaka Corp.	10,120	201,253
Hinokiya Group Co., Ltd.	3,900	79,233
Hioki EE Corp.	2,200	75,498
Hiramatsu, Inc.	1,200	3,356
HIS Co., Ltd.	2,700	75,260
Hisaka Works Ltd.	700	6,289
Hitachi Transport System Ltd.	1,500	42,702
Hochiki Corp.	11,100	165,455
Hodogaya Chemical Co., Ltd.	1,600	57,613
Hogy Medical Co., Ltd.	2,100	69,092
Horiba Ltd.	1,600	105,136
Hosiden Corp.	26,500	322,108
Hosokawa Micron Corp.	3,000	122,418
House Foods Group, Inc.	11,000	381,512
Hyakugo Bank Ltd.	300	973
Ibiden Co., Ltd.	2,300	54,337
Ichibanya Co., Ltd.	4,400	207,494
Ichikoh Industries Ltd.	5,600	43,656
Ichiyoshi Securities Co., Ltd.	16,900	104,872

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Icom, Inc.	8,100	$191,211
Idec Corp.	1,400	29,735
IDOM, Inc.	21,500	102,765
Inaba Denki Sangyo Co., Ltd.	14,200	340,011
Inabata & Co., Ltd.	16,700	239,618
Ines Corp.	6,100	74,592
Infocom Corp.	10,200	228,852
Infomart Corp.	1,500	26,526
Information Services International-Dentsu Ltd.	3,400	128,797
Internet Initiative Japan, Inc.	4,000	92,524
Iriso Electronics Co., Ltd.	500	23,990
Ishihara Sangyo Kaisha Ltd.	600	6,432
Ito En Ltd.	8,000	399,196
Itochu Enex Co., Ltd.	6,900	56,312
Itochu-Shokuhin Co., Ltd.	2,900	137,022
Itoham Yonekyu Holdings, Inc.	38,800	249,636
Itoki Corp.	240	1,136
Iwatani Corp.	7,400	247,185
Iyo Bank Ltd.	100	548
Izumi Co., Ltd.	4,900	188,978
JAC Recruitment Co., Ltd.	8,400	160,369
Japan Aviation Electronics Industry Ltd.	9,500	180,936
Japan Cash Machine Co., Ltd.	7,500	63,814
Japan Elevator Service Holdings Co Ltd.	5,000	133,111
Japan Material Co., Ltd.	2,000	28,130
Japan Meat Co Ltd.	15,600	301,108
Japan Pulp & Paper Co., Ltd.	1,200	44,032
JCR Pharmaceuticals Co., Ltd.	1,200	102,321
JCU Corp.	4,600	123,933
Jeol Ltd.	1,000	27,646
JINS Holdings, Inc.	2,600	158,253
J-Oil Mills, Inc.	4,000	159,386
Joshin Denki Co., Ltd.	7,400	164,610
Joyful Honda Co., Ltd.	4,100	55,044
JSP Corp.	1,000	17,401
Justsystems Corp.	2,500	126,805
JVC Kenwood Corp.	45,800	116,363
K&O Energy Group, Inc.	5,700	82,046
Kadokawa Corp.	7,900	121,005
Kaga Electronics Co., Ltd.	800	17,825
Kagome Co., Ltd.	8,400	204,204
Kaken Pharmaceutical Co., Ltd.	1,800	96,893
Kameda Seika Co., Ltd.	2,900	133,312
Kamei Corp.	13,000	143,045
Kanamoto Co., Ltd.	10,000	285,140
Kandenko Co., Ltd.	21,900	208,352
Kanematsu Corp.	10,200	130,320
Kanematsu Electronics Ltd.	4,300	133,417
Kansai Super Market Ltd.	10,800	105,118
Kanto Denka Kogyo Co., Ltd.	600	5,906
Kappa Create Co., Ltd.	16,200	217,342
Kasai Kogyo Co., Ltd.	15,900	124,823
Katakura Industries Co., Ltd.	500	6,292
Kato Sangyo Co., Ltd.	11,100	371,792
Kawasaki Kisen Kaisha Ltd. (a)	9,900	164,397
Keiyo Co., Ltd.	300	1,456

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Kenko Mayonnaise Co., Ltd.	1,000	$23,615
Kewpie Corp.	10,600	235,695
Key Coffee, Inc.	9,100	197,020
KH Neochem Co., Ltd.	300	6,816
Kinden Corp.	22,300	333,012
Kintetsu Department Store Co., Ltd.	6,200	202,568
Kintetsu World Express, Inc.	19,200	337,956
Kisoji Co., Ltd.	5,400	140,108
Kissei Pharmaceutical Co., Ltd.	2,600	71,522
Kitz Corp.	2,300	15,996
KNT-CT Holdings Co., Ltd. (a)	19,500	263,398
Koatsu Gas Kogyo Co., Ltd.	22,700	168,041
Kobe Bussan Co., Ltd.	5,800	179,958
Kohnan Shoji Co., Ltd.	3,900	90,140
Kokuyo Co., Ltd.	18,900	285,003
Komeri Co., Ltd.	8,100	173,074
Komori Corp.	15,500	162,763
Konishi Co., Ltd.	13,800	187,287
Konoike Transport Co., Ltd.	5,500	83,239
Koshidaka Holdings Co., Ltd.	6,000	89,106
Kotobuki Spirits Co., Ltd.	3,400	240,815
Kourakuen Holdings Corp.	1,800	34,332
Krosaki Harima Corp.	1,600	83,787
K’s Holdings Corp.	40,400	496,969
Kumagai Gumi Co., Ltd.	400	11,808
Kumiai Chemical Industry Co., Ltd.	10,300	97,616
Kura Sushi, Inc.	1,000	44,507
Kurabo Industries Ltd.	8,400	196,604
Kureha Corp.	700	41,519
Kusuri no Aoki Holdings Co., Ltd.	2,000	152,257
KYB Corp. (a)	2,600	77,582
Kyodo Printing Co., Ltd.	100	2,655
Kyoei Steel Ltd.	1,200	22,614
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,200	253,709
Kyokuto Securities Co., Ltd.	600	4,310
KYORIN Holdings, Inc.	11,800	201,232
Kyowa Exeo Corp.	5,000	130,232
Kyudenko Corp.	3,600	115,811
Kyushu Financial Group, Inc.	11,600	52,159
Lasertec Corp.	700	60,455
Leopalace21 Corp. (a)(c)	72,200	188,715
Life Corp.	13,000	297,021
Lifull Co., Ltd.	7,600	41,396
Link And Motivation, Inc.	900	5,766
Lintec Corp.	9,700	216,393
Mabuchi Motor Co., Ltd.	1,500	57,165
Macnica Fuji Electronics Holdings, Inc.	17,500	296,518
Maeda Kosen Co., Ltd.	4,100	71,943
Maeda Road Construction Co., Ltd.	10,400	244,460
Makino Milling Machine Co., Ltd.	1,600	78,962
Mandom Corp.	6,600	182,462
Mani, Inc.	4,700	124,652
Mars Group Holdings Corp.	3,300	61,012
Marudai Food Co., Ltd.	9,300	196,930
Maruha Nichiro Corp.	5,300	139,887
Marusan Securities Co., Ltd.	500	2,477
Maruwa Co., Ltd.	1,600	110,254

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Maruzen Showa Unyu Co., Ltd.	2,400	$68,105
Marvelous, Inc.	11,900	83,089
Matsuda Sangyo Co., Ltd.	13,800	197,125
Matsumotokiyoshi Holdings Co., Ltd.	13,400	511,899
Matsuya Co., Ltd.	5,500	42,474
Matsuyafoods Holdings Co., Ltd.	3,700	149,630
Max Co., Ltd.	10,100	195,779
MCJ Co., Ltd.	20,600	150,612
Medical Data Vision Co., Ltd. (a)	3,800	34,381
Megmilk Snow Brand Co., Ltd.	5,900	143,159
Meidensha Corp.	5,500	107,718
Meiko Network Japan Co., Ltd.	8,700	81,736
MEISEI INDUSTRIAL	2,300	19,380
Meitec Corp.	2,500	132,288
Melco Holdings, Inc.	7,300	203,816
Menicon Co., Ltd.	4,300	173,305
Metawater Co., Ltd.	2,700	98,455
Micronics Japan Co., Ltd.	6,900	73,149
Milbon Co., Ltd.	3,000	173,277
Ministop Co., Ltd.	18,000	242,150
Miraca Holdings, Inc.	700	17,311
Mirait Holdings Corp.	6,400	95,573
Misawa Homes Co., Ltd.	19,600	212,085
Mitsuba Corp.	300	2,001
Mitsubishi Logisnext Co Ltd.	9,300	104,032
Mitsubishi Pencil Co., Ltd.	7,500	118,168
Mitsubishi Research Institute, Inc.	3,600	137,361
Mitsubishi Shokuhin Co., Ltd.	17,900	475,065
Mitsubishi Steel Manufacturing Co., Ltd.	40	413
Mitsuboshi Belting Ltd.	4,400	84,003
Mitsui Mining & Smelting Co., Ltd.	200	5,028
MITSUUROKO GROUP	2,100	27,445
Miura Co., Ltd.	6,300	210,729
Mixi, Inc.	18,000	344,142
Miyazaki Bank Ltd.	200	4,800
Mizuno Corp.	7,200	185,100
Mochida Pharmaceutical Co., Ltd.	3,400	136,721
Modec, Inc.	100	2,261
Morinaga & Co., Ltd.	5,800	295,778
Morinaga Milk Industry Co., Ltd.	5,000	208,828
MOS Food Services, Inc.	3,500	98,200
MTI Ltd.	7,000	44,462
Musashi Seimitsu Industry Co., Ltd.	200	2,782
Nachi-Fujikoshi Corp.	100	4,624
Nagaileben Co., Ltd.	100	2,355
Nagase & Co., Ltd.	16,600	243,341
Nagatanien Holdings Co., Ltd.	2,600	51,088
Nakanishi, Inc.	5,200	103,173
Nakayama Steel Works Ltd.	26,700	117,859
NEC Networks & System Integration Corp.	10,700	334,436
NET One Systems Co., Ltd.	13,800	387,818
Neturen Co., Ltd.	5,500	44,133
Nextage Co., Ltd.	7,600	83,071
NHK Spring Co., Ltd.	14,000	123,725
Nichias Corp.	2,500	59,815
Nichiban Co., Ltd.	5,000	87,187
Nichiden Corp.	10,800	205,399

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Nichiha Corp.	2,800	$70,729
NichiiGakkan Co., Ltd.	15,400	229,550
Nichirei Corp.	6,200	144,092
Nifco, Inc.	2,700	74,273
Nihon Chouzai Co., Ltd.	5,100	176,184
Nihon Kohden Corp.	9,400	254,888
Nihon M&A Center, Inc.	2,000	66,624
Nihon Nohyaku Co Ltd.	1,900	10,037
Nihon Parkerizing Co., Ltd.	10,800	114,593
Nihon Tokushu Toryo Co Ltd.	300	3,841
Nihon Trim Co., Ltd.	2,400	109,121
Nihon Unisys Ltd.	18,700	601,572
Nippo Corp.	10,700	219,144
Nippon Beet Sugar Manufacturing Co., Ltd.	6,500	121,838
Nippon Ceramic Co., Ltd.	1,100	28,440
Nippon Chemi-Con Corp.	1,900	35,788
Nippon Densetsu Kogyo Co., Ltd.	4,800	98,746
Nippon Flour Mills Co., Ltd.	12,300	190,986
Nippon Gas Co., Ltd.	1,000	31,621
Nippon Kanzai Co., Ltd.	6,100	110,103
Nippon Kayaku Co., Ltd.	6,700	83,704
Nippon Light Metal Holdings Co., Ltd.	58,900	120,039
Nippon Parking Development Co., Ltd.	11,800	18,009
Nippon Seiki Co., Ltd.	11,200	187,315
Nippon Shinyaku Co., Ltd.	700	63,206
Nippon Shokubai Co., Ltd.	1,500	92,808
Nippon Soda Co., Ltd.	2,600	69,432
Nippon Steel & Sumikin Bussan Corp.	5,500	252,833
Nippon Suisan Kaisha Ltd.	40,700	244,379
Nishimatsu Construction Co., Ltd.	3,600	78,567
Nishimatsuya Chain Co., Ltd.	30,600	277,978
Nishimoto Co., Ltd.	7,900	281,215
Nishio Rent All Co., Ltd.	200	5,538
Nissan Shatai Co., Ltd.	23,500	237,749
Nissha Co., Ltd.	2,700	27,735
Nisshinbo Holdings, Inc.	19,300	176,914
Nissin Corp.	9,100	144,293
Nissin Electric Co., Ltd.	10,300	108,064
Nitta Corp.	4,300	124,772
Nittetsu Mining Co., Ltd.	5,600	230,305
Nitto Kogyo Corp.	5,800	132,040
Nitto Kohki Co., Ltd.	5,900	118,356
Noevir Holdings Co., Ltd.	2,300	130,323
NOF Corp.	6,800	227,143
Nohmi Bosai Ltd.	6,000	129,190
Nojima Corp.	9,800	203,040
NOK Corp.	7,600	118,911
Nomura Co., Ltd.	12,800	164,358
Noritake Co., Ltd.	3,100	131,457
Noritz Corp.	18,800	242,087
NS Solutions Corp.	6,600	228,605
NS United Kaiun Kaisha Ltd.	7,800	164,740
NSD Co., Ltd.	8,100	263,905
NuFlare Technology, Inc.	1,300	141,144
Obara Group, Inc.	400	14,147
Ohsho Food Service Corp.	1,500	90,066
Oisix ra daichi, Inc. (a)	13,900	167,049

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Okabe Co., Ltd.	8,400	$70,857
Okamoto Industries, Inc.	100	3,811
Okamura Corp.	18,100	179,478
Oki Electric Industry Co., Ltd.	9,600	132,217
OKUMA Corp.	4,300	237,754
Okumura Corp.	6,900	191,071
Okuwa Co., Ltd.	24,400	315,982
Onward Holdings Co., Ltd.	40,300	233,137
Open Door, Inc. (a)	2,200	36,995
OPT Holding, Inc.	4,400	70,974
Optex Group Co., Ltd.	3,700	54,577
Optim Corp. (a)	800	25,809
Optorun Co., Ltd.	1,400	37,169
Organo Corp.	5,200	315,555
Oro Co Ltd.	1,200	47,816
Osaka Soda Co., Ltd.	6,000	166,971
Osaki Electric Co., Ltd.	20,200	137,165
OSJB Holdings Corp.	32,000	78,084
Oyo Corp.	16,700	213,062
Pacific Metals Co Ltd.	600	13,166
PAL Group Holdings Co., Ltd.	9,600	310,144
PALTAC Corp.	3,700	183,275
Paramount Bed Holdings Co., Ltd.	1,300	51,088
Pasona Group, Inc.	14,200	216,984
PC Depot Corp.	11,780	51,138
Penta-Ocean Construction Co., Ltd.	31,600	182,230
Pepper Food Service Co., Ltd. (c)	900	10,676
PIA Corp.	2,800	123,341
Pilot Corp.	2,000	76,951
Piolax, Inc.	7,800	154,617
Plenus Co., Ltd.	15,100	265,789
Press Kogyo Co., Ltd.	55,900	226,318
Prestige International, Inc.	14,800	123,356
Prima Meat Packers Ltd.	9,100	210,992
Proto Corp.	28,400	269,673
Qol Holdings Co Ltd.	100	1,453
Raito Kogyo Co., Ltd.	11,700	165,844
Rakus Co., Ltd. (c)	9,400	175,080
Relia, Inc.	20,500	265,102
Relo Group, Inc.	2,800	74,133
Rengo Co., Ltd.	1,400	10,389
Resorttrust, Inc.	700	11,752
Retail Partners Co., Ltd.	5,800	49,296
Rheon Automatic Machinery Co., Ltd.	3,400	51,705
Right On Co., Ltd.	400	2,241
Riken Corp.	1,600	62,438
Riken Keiki Co., Ltd.	2,600	54,984
Riken Vitamin Co., Ltd.	1,300	48,296
Ringer Hut Co., Ltd.	5,600	125,286
Riso Kagaku Corp.	7,700	133,775
Riso Kyoiku Co., Ltd.	29,400	111,775
Rock Field Co., Ltd.	4,300	58,200
Rohto Pharmaceutical Co., Ltd.	10,800	339,536
Rokko Butter Co., Ltd.	100	1,606
Roland DG Corp.	7,100	136,588
Rorze Corp.	1,200	44,581
Royal Holdings Co., Ltd. (c)	8,600	198,377

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Ryobi Ltd.	2,000	$38,311
Ryosan Co., Ltd.	5,600	148,726
Ryoyo Electro Corp.	7,200	133,709
S Foods, Inc.	7,800	215,993
Sac’s Bar Holdings, Inc.	18,600	154,688
Saint Marc Holdings Co., Ltd.	1,400	29,991
Saizeriya Co., Ltd.	11,800	278,878
Sakai Chemical Industry Co., Ltd.	2,700	61,245
Sakai Moving Service Co., Ltd.	2,100	133,001
Sakata INX Corp.	6,000	65,089
Sakata Seed Corp.	1,600	51,179
San ju San Financial Group, Inc.	400	6,215
San-A Co., Ltd.	7,800	357,138
San-Ai Oil Co., Ltd.	34,600	332,340
Sangetsu Corp.	7,000	135,112
Sanki Engineering Co., Ltd.	13,500	179,515
Sankyo Tateyama, Inc.	7,300	82,460
Sankyu, Inc.	6,100	314,421
Sanrio Co., Ltd.	7,300	144,105
Sanshin Electronics Co., Ltd.	4,200	64,217
Sanwa Holdings Corp.	10,100	110,858
Sanyo Chemical Industries Ltd.	1,400	71,267
Sapporo Holdings Ltd.	6,500	157,599
Sato Holdings Corp.	5,700	176,074
SCSK Corp.	3,200	167,574
SEIKAGAKU Corp.	1,300	14,934
Seino Holdings Co., Ltd.	24,500	335,638
Sekisui Jushi Corp.	3,900	79,910
Sekisui Plastics Co., Ltd.	300	2,177
Senko Group Holdings Co., Ltd.	11,100	91,908
Senshu Ikeda Holdings, Inc.	700	1,344
Seria Co., Ltd.	9,100	239,601
SFP HOLDINGS CO LT	1,200	24,116
Shikoku Bank Ltd.	400	3,747
Shikoku Chemicals Corp.	5,800	67,743
Shikoku Electric Power Co., Inc.	300	2,860
Shimachu Co., Ltd.	4,200	114,308
Shindengen Eletric Manufacturing Co., Ltd.	1,400	46,765
Shin-Etsu Polymer Co., Ltd.	23,000	201,161
Shinko Electric Industries Co., Ltd.	3,200	32,287
Shinko Plantech Co., Ltd.	11,000	124,054
Shinmaywa Industries Ltd.	15,600	206,869
Shinnihon Corp.	24,400	207,830
Ship Healthcare Holdings, Inc.	3,800	157,841
Shizuoka Gas Co., Ltd.	36,900	307,556
Shoei Co., Ltd.	1,000	45,787
Showa Denko K.K.	5,600	149,596
Showa Sangyo Co., Ltd.	9,000	263,206
Siix Corp.	4,800	66,284
Sinanen Holdings Co., Ltd.	7,800	140,218
Sinko Industries Ltd.	2,500	43,251
Sintokogio Ltd.	13,400	125,648
SKY Perfect JSAT Holdings, Inc.	29,600	126,602
Skylark Co., Ltd.	27,700	553,899
Sodick Co., Ltd.	200	1,874
Softbank Technology Corp.	4,100	74,903
Sogo Medical Holdings Co., Ltd.	3,200	59,514

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Sojitz Corp.	16,300	$51,245
Square Enix Holdings Co., Ltd.	1,400	69,219
ST Corp.	5,400	84,785
Starzen Co., Ltd.	3,200	130,433
Studio Alice Co., Ltd.	4,300	75,767
Sugi Holdings Co., Ltd.	8,900	500,229
Sumitomo Bakelite Co., Ltd.	1,600	63,169
Sumitomo Densetsu Co., Ltd.	10,600	240,830
Sumitomo Forestry Co., Ltd.	6,000	86,748
Sumitomo Mitsui Construction Co., Ltd.	25,660	140,706
Sumitomo Riko Co., Ltd.	16,100	146,698
Sumitomo Seika Chemicals Co., Ltd.	4,900	155,616
Sumitomo Warehouse Co., Ltd.	500	6,850
Sushiro Global Holdings Ltd.	3,200	251,508
Systena Corp.	10,000	159,934
T. Hasegawa Co., Ltd.	5,700	102,779
Tachi-S Co., Ltd.	20,900	272,376
Tadano Ltd.	7,300	71,385
Taihei Dengyo Kaisha Ltd.	1,300	27,575
Taiho Kogyo Co., Ltd.	10,800	85,081
Taiyo Yuden Co., Ltd.	300	7,858
Takamatsu Construction Group Co., Ltd.	8,100	202,611
Takara Holdings, Inc.	15,500	149,872
Takara Standard Co., Ltd.	11,200	205,535
Takasago International Corp.	100	2,363
Takasago Thermal Engineering Co., Ltd.	7,900	136,961
Takashimaya Co., Ltd.	11,900	140,512
Takeuchi Manufacturing Co., Ltd.	5,100	78,723
Takuma Co., Ltd.	16,800	192,382
Tama Home Co Ltd.	3,500	58,952
Tamron Co., Ltd.	13,800	322,235
Tanseisha Co., Ltd.	11,800	128,008
Tatsuta Electric Wire and Cable Co., Ltd.	20,000	107,293
Tayca Corp.	100	1,809
TechnoPro Holdings, Inc.	1,700	113,105
Teikoku Sen-I Co., Ltd.	600	11,120
Tekken Corp.	4,500	116,099
Tenma Corp.	6,500	118,571
T-Gaia Corp.	20,700	495,082
The Japan Steel Works Ltd.	1,200	24,774
The Japan Wool Textile Co., Ltd.	10,200	99,092
The Monogatari Corp.	1,400	110,291
The Nippon Road Co., Ltd.	2,000	127,399
The Nisshin Oillio Group Ltd.	6,300	223,972
The Pack Corp.	5,300	185,999
TIS, Inc.	6,800	403,948
TKC Corp.	4,500	211,387
Toa Corp. (c)	11,900	165,417
Toagosei Co., Ltd.	13,400	152,590
Tocalo Co., Ltd.	400	4,054
Toda Corp.	17,100	104,707
Toei Animation Co., Ltd.	1,700	80,323
Toei Co., Ltd.	900	141,226
Toenec Corp.	1,300	43,246
Toho Holdings Co., Ltd.	13,400	307,874
Toho Zinc Co., Ltd.	200	3,873
Tokai Carbon Co., Ltd.	4,600	45,235

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
Tokai Corp.	9,000	$233,678
Tokai Holdings Corp.	8,900	87,764
Tokai Rika Co., Ltd.	11,200	218,432
Tokuyama Corp.	5,100	137,684
Tokyo Base Co., Ltd. (a)	13,600	90,609
Tokyo Broadcasting System Holdings, Inc.	15,100	241,501
Tokyo Ohka Kogyo Co., Ltd.	300	11,173
Tokyo Steel Manufacturing Co., Ltd.	18,300	139,817
Tokyu Construction Co., Ltd.	24,100	171,576
Tomy Co., Ltd.	13,600	165,557
Tonami Holdings Co Ltd.	500	23,076
Topcon Corp.	2,600	34,407
Toppan Forms Co., Ltd.	28,400	302,895
Toppan Printing Co., Ltd.	1,900	37,802
Topy Industries Ltd.	700	13,447
Toridoll Holdings Corp.	100	2,658
Torii Pharmaceutical Co., Ltd.	7,200	188,324
Toshiba Machine Co., Ltd.	4,100	104,542
Toshiba Plant Systems & Services Corp.	7,700	187,539
Toshiba TEC Corp.	12,200	495,047
Totetsu Kogyo Co., Ltd.	2,600	77,107
Towa Bank Ltd.	4,700	38,272
Toyo Construction Co., Ltd.	47,700	218,403
Toyo Corp.	200	2,071
Toyo Ink SC Holdings Co., Ltd.	7,100	174,872
Toyo Tanso Co., Ltd.	4,000	87,553
Toyo Tire Corp.	4,100	59,053
Toyota Boshoku Corp.	21,700	341,703
TPR Co., Ltd.	9,300	176,702
Trancom Co., Ltd.	3,200	221,970
Transcosmos, Inc.	8,800	230,656
Trusco Nakayama Corp.	100	2,556
Trust Tech, Inc.	9,700	120,386
TS Tech Co., Ltd.	16,400	509,596
TSI Holdings Co., Ltd.	11,100	56,098
Tsubakimoto Chain Co.	1,600	54,688
Tsugami Corp.	8,900	88,496
Tsukishima Kikai Co., Ltd.	3,500	53,290
Tsukui Corp.	7,000	36,465
Tsurumi Manufacturing Co., Ltd.	3,400	64,103
Tsutsumi Jewelry Co., Ltd.	400	7,786
TV Asahi Holdings Corp.	14,100	225,121
Ube Industries Ltd.	13,800	296,507
Ulvac, Inc.	1,400	55,081
Union Tool Co.	200	6,068
Unipres Corp.	12,200	184,416
United Arrows Ltd.	7,800	234,527
United Super Markets Holdings, Inc.	43,000	383,943
United, Inc.	300	3,882
Ushio, Inc.	3,900	58,347
UT Group Co., Ltd.	9,300	263,480
UUUM, Inc. (a)	700	34,930
V Technology Co Ltd.	2,200	119,229
Valor Holdings Co., Ltd.	11,500	213,142
Valqua Ltd.	2,900	69,359
ValueCommerce Co., Ltd.	2,200	40,876
Vector, Inc. (a)	200	1,958

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 32.6% (continued)
VISION, Inc. (a)	9,000	$146,326
Vital KSK Holdings, Inc.	24,600	248,653
VT Holdings Co., Ltd.	24,500	106,132
Wacoal Holdings Corp.	4,700	130,150
Wacom Co., Ltd.	27,300	111,276
Wakita & Co., Ltd.	14,100	141,747
Warabeya Nichiyo Holdings Co., Ltd.	12,100	202,256
Watami Co., Ltd.	16,500	198,296
WDB Holdings Co., Ltd.	2,600	61,162
World Co Ltd.	2,300	58,498
World Holdings Co., Ltd.	8,900	158,040
Wowow, Inc.	3,900	95,985
Xebio Holdings Co., Ltd.	19,700	237,653
Yahagi Construction Co., Ltd.	12,600	87,631
YAKUODO Holdings Co Ltd.	3,000	68,296
YAMABIKO Corp.	5,700	58,761
YAMADA Consulting Group Co., Ltd.	1,900	31,256
Yamagata Bank Ltd/The	300	4,370
YA-MAN Ltd. (c)	16,200	102,009
Yamato Kogyo Co., Ltd.	7,400	182,261
Yamazen Corp.	36,300	342,697
Yaoko Co., Ltd.	3,400	158,472
Yellow Hat Ltd.	16,800	302,928
Yodogawa Steel Works Ltd.	7,300	141,904
Yokogawa Bridge Holdings Corp.	9,100	158,431
Yondoshi Holdings, Inc.	4,800	114,012
Yonex Co., Ltd.	17,200	102,175
Yorozu Corp.	3,500	46,125
Yoshinoya Holdings Co., Ltd.	12,300	309,917
Yuasa Trading Co., Ltd.	8,300	262,077
Yumeshin Holdings Co., Ltd.	500	4,355
Yurtec Corp.	25,500	155,675
Yushin Precision Equipment Co., Ltd.	6,700	65,151
Zenkoku Hosho Co., Ltd.	100	4,012
Zenrin Co., Ltd.	1,650	28,485
Zensho Holdings Co., Ltd.	1,800	41,093
Zeon Corp.	22,200	286,072
ZERIA Pharmaceutical Co., Ltd.	5,600	110,546
ZIGExN Co., Ltd.	7,800	39,706
Zojirushi Corp.	9,600	156,608

		95,307,735

Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	2,385	152,201

Luxembourg - 0.3%
Aperam, S.A.	11,924	357,348
Corestate Capital Holding S.A.	365	13,030
SAF-Holland, S.A.	26,253	209,998
Senvion, S.A. (a)	2,327	85
Stabilus S.A.	958	62,276
Subsea 7, S.A.	8,785	91,958

		734,695

Malta - 0.3%
Kindred Group PLC	131,069	819,836

	SHARES	FAIR VALUE
Netherlands - 1.9%
Aalberts Industries N.V.	9,567	$405,296
Accell Group N.V.	2,478	70,167
Arcadis N.V.	34,406	699,788
ASM International N.V.	1,119	124,462
ASR Nederland N.V.	6,506	241,786
Brunel International N.V. (c)	30,172	293,539
Constellium SE (a)	15,341	216,922
Corbion N.V.	342	10,581
Flow Traders (d)	21,503	504,637
ForFarmers N.V.	86,218	531,020
Kendrion N.V.	2,270	52,272
Koninklijke Volkerwessels N.V.	4,766	115,263
PostNL N.V.	182,903	386,921
Rhi Magnesita N.V.	4,818	238,562
SBM Offshore N.V.	3,600	60,667
SIF Holding N.V.	2,718	35,038
Signify N.V. (d)	42,315	1,262,070
TomTom N.V.	32,968	346,058

		5,595,049

Norway - 1.7%
Aker ASA	329	17,840
Aker BP ASA	4,799	137,556
Atea ASA	62,463	860,316
Austevoll Seafood ASA	26,550	253,960
B2Holding ASA	123,405	115,431
Elkem ASA (d)	125,051	288,867
Europris ASA (d)	144,223	503,016
FJORDKRAFT HLDG	1,329	7,351
Grieg Seafood ASA	14,655	223,620
Kvaerner ASA	7,915	10,412
Nordic Semiconductor ASA (a)	3,001	17,347
Norway Royal Salmon ASA	10,207	265,448
Norwegian Air Shuttle ASA (a)(c)	126,050	537,512
PGS ASA (a)	208,005	351,119
Salmar ASA	9,429	448,912
SpareBank 1 SMN	14,560	151,430
TGS-Nopec Geophysical Co. ASA	14,581	415,095
Tomra Systems ASA	5,528	164,627
Veidekke ASA	2,028	26,371
Wallenius Wilhelmsen ASA	5,404	12,284
XXL ASA (a)(d)	74,897	128,662

		4,937,176

Portugal - 0.4%
Altri, SGPS, S.A.	17,389	108,249
Corticeira Amorim SGPS, S.A.	2,954	35,476
CTT-Correios de Portugal, S.A.	4,559	15,451
Mota-Engil SGPS, S.A.	199,851	419,911
Nos SGPS, S.A.	78,810	427,563
REN Redes Energeticas Nacionais SGPS, S.A.	25,391	77,493
Semapa-Sociedade de Investimento e Gestao	1,989	29,979
Sonae SGPS, S.A.	157,939	158,442
The Navigator Company, S.A.	5,994	23,048

		1,295,612

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Singapore - 0.4%
Best World International Ltd. (b)	393,700	$290,755
Bumitama Agri Ltd.	37,400	19,143
China Aviation Oil Singapore Corp Ltd.	41,000	37,175
Hutchison Port Holdings Trust	232,300	36,703
Indofood Agri Resources Ltd.	66,500	15,803
Japfa Ltd.	43,100	18,436
NetLink NBN Trust	100	68
Sheng Siong Group Ltd.	488,900	446,859
SIA Engineering Co Ltd.	132,600	273,422
Silverlake Axis Ltd.	71,700	22,282
Singapore Post Ltd.	39,800	26,919
Yanlord Land Group Ltd.	62,600	53,555

		1,241,120

Spain - 3.2%
Acciona S.A.	14,688	1,521,217
Applus Services, S.A.	14,343	173,043
Atresmedia Corp de Medios de Comunicacion S.A.	102,251	441,626
Cia de Distribucion Integral Logista Holdings S.A.	17,802	401,698
Construcciones y Auxiliar de Ferrocarriles, S.A.	18,975	828,945
Ebro Foods, S.A.	12,775	279,397
Faes Farma, S.A.	116,225	683,820
Fomento de Construcciones y Contratas, S.p.A.	61,845	746,820
Global Dominion Access, S.A. (a)(d)	1,116	4,599
Grupo Catalana Occidente, S.A.	24,798	893,439
Grupo Empresarial San Jose S.A. (a)	22,764	165,536
Mediaset Espana Comunicacion, S.A.	143,120	934,464
Melia Hotels International, S.A.	38,292	317,690
Miquel y Costas & Miquel, S.A.	1,151	20,316
Neinor Homes S.A. (a)(d)	6,041	76,344
NH Hotel Group, S.A.	11,414	55,082
Sacyr, S.A.	61,959	168,481
Talgo S.A. (a)(d)	60,610	400,011
Tecnicas Reunidas, S.A. (a)	30,341	739,462
Unicaja Banco S.A. (d)	266,617	268,641
Viscofan, S.A.	5,704	303,799

		9,424,430

Sweden - 4.2%
AAK AB	32,170	587,881
AcadeMedia AB (d)	7,427	39,088
Ahlsell AB (a)(b)(d)	2,502	—
Arjo AB	72,504	323,137
Attendo AB (d)	52,323	261,278
Axfood AB	69,016	1,486,788
Bergman & Beving AB	6,116	51,093
Betsson AB (a)	154,634	711,297
Bilia AB	64,410	646,363
BillerudKorsnas AB	500	5,694
BioGaia AB	1,103	44,920
Bossard Holding AG	569	93,681
Bravida Holding AB (d)	52,464	460,468
Bufab AB	267	3,530
Camurus AB (a)	895	8,757

	SHARES	FAIR VALUE
Sweden - 4.2% (continued)
Clas Ohlson AB	63,806	$634,972
Cloetta AB	7,520	24,045
Dustin Group AB (d)	7,130	56,697
Elekta AB	1,850	23,221
Getinge AB	25,197	437,432
Granges AB	19,103	190,604
Gunnebo AB	5,263	13,355
Holmen AB	5,312	158,200
Humana AB	3,201	19,220
Indutrade AB	4,955	161,953
Inwido AB	24,352	169,486
KappAhl AB (b)	7,125	14,880
LeoVegas AB (d)	109,359	359,492
Lifco AB - B Shares	6,469	356,336
Lindab International AB	27,987	332,582
Loomis AB - Class B	1,644	68,669
Modern Times Group MTG AB (a)	25,565	268,561
Momentum Group AB	1,782	20,618
Mycronic AB	30,429	502,047
NCC AB - B Shares	2,086	32,805
New Wave Group AB	6,633	42,390
Nobia AB	28,770	195,879
Nobina AB (d)	1,400	9,495
Nolato AB	1,645	91,042
Nordic Entertainment Group AB	11,717	360,943
Paradox Interactive AB	3,099	44,270
Radisson Hospitality AB (a)(c)(b)	20,468	90,837
Ratos AB	96,280	338,617
RaySearch Laboratories AB (a)	1,250	14,489
Sagax AB	20,784	76,179
SAS AB (a)	106,106	221,822
Scandi Standard AB	22,090	168,852
Scandic Hotels Group AB (d)	23,882	219,210
SSAB AB	301,622	847,572
Svenska Cellulosa AB SCA	60,211	599,196
Sweco AB	8,770	306,792
Tele2 AB	1,268	18,710
Thule Group AB (d)	485	10,565
Vitrolife AB	542	10,601

		12,236,611

Switzerland - 5.7%
ALSO Holding AG	5,635	892,807
APG SGA, S.A.	49	14,165
Aryzta AG (a)	257,742	271,986
Ascom Holding AG	13,955	139,306
Autoneum Holding AG	158	18,585
Banque Cantonale Vaudoise	29	22,307
Bell Food Group AG	804	219,547
BKW AG	2,562	180,154
Bucher Industries AG	2,432	779,408
Burkhalter Holding AG	279	20,009
Comet Holding AG	128	15,005
Conzzeta AG	727	706,821
Daetwyler Holding AG	567	98,002
DKSH Holding AG	14,183	734,154
dormakaba Holding AG	993	672,429
EFG International AG	1,717	10,339

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Switzerland - 5.7% (continued)
Emmi AG	906	$758,058
Feintool International Holding AG	130	7,503
Forbo Holding AG	282	466,262
Galenica AG (d)	6,085	366,104
GAM Holding AG (a)(c)	31,927	87,502
Georg Fischer AG	1,388	1,359,886
Helvetia Holding AG	4,025	549,550
Huber + Suhner AG	6,878	469,885
Implenia AG	18,914	737,452
Inficon Holding AG	550	398,575
Interroll Holding AG	246	530,263
Kardex AG	4,399	717,216
Kudelski, S.A.	2,600	16,904
Landis & Gyr Group AG (c)	4,273	436,382
LEM Holding S.A.	58	77,623
Logitech International, S.A.	7,555	330,312
Meier Tobler Group AG (a)	742	10,465
Mobilezone Holding AG	1,690	17,817
OC Oerlikon Corp. AG	10,076	112,174
Orior AG	5,122	458,534
Panalpina Welttransport Holding AG (a)	5,436	1,433,288
Rieter Holding AG	3,541	489,843
Schweiter Technologies AG	396	453,137
SFS Group AG	4,021	372,840
Siegfried Holding AG	129	56,323
Sunrise Communications Group AG (d)	693	54,380
Swissquote Group Holding, S.A.	386	18,054
Tecan Group AG	531	142,662
Valiant Holding AG	157	15,249
Valora Holding AG	1,964	520,590
Vetropack Holding AG	15	41,560
VP Bank AG	402	61,521
Zehnder Group AG	3,932	178,754
Zur Rose Group AG (a)	109	10,325

		16,552,017

United Kingdom - 0.5%
Dialog Semiconductor PLC (a)	28,331	1,441,506
Torm PLC (a)	1,000	9,762

		1,451,268

United States - 18.0%
Altria Group, Inc. (e)	75,467	3,750,710
Apple, Inc. (e)	8,367	2,236,081
Assurant, Inc. (e)	43,000	5,713,410
Ausnutria Dairy Corp Ltd.	40,000	49,667
B Communications Ltd. (a)	225	386
Cellcom Israel Ltd. (a)	19,662	55,940
Chevron Corp. (e)	12,366	1,448,430
Citigroup, Inc.	19,894	1,494,437
ConocoPhillips (e)	95,000	5,694,300
Corning, Inc.	598	17,366
Halliburton Co. (e)	186,423	3,913,019
HCA Healthcare, Inc. (e)	15,992	2,217,451
Home Depot, Inc. (e)	12,000	2,646,120
Intel Corp. (e)	42,763	2,482,392
Kenon Holdings Ltd.	7,582	158,213
KLA Corp.	4	655

	SHARES	FAIR VALUE
United States - 18.0% (continued)
McDonald’s Corp. (e)	28,261	$5,496,199
Occidental Petroleum Corp. (e)	11,861	457,479
PNC Financial Services Group Inc/The	8,151	1,248,815
Raytheon Co. (e)	7,417	1,612,604
Stryker Corp.	5,206	1,066,501
SunTrust Banks, Inc.	127,170	9,008,723
Verizon Communications, Inc. (e)	26,952	1,623,589
WABCO Holdings, Inc. (a)	2,445	329,464

		52,721,951

TOTAL COMMON STOCKS (Cost $247,067,487)		271,045,612

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Draegerwerk AG & Co. KGaA - Preferred	3,541	216,921
Jungheinrich AG	24,925	644,264
Sartorius AG	606	127,729
STO SE & Co KGaA	545	64,131

TOTAL PREFERRED STOCKS (Cost $912,107)		1,053,045

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Federal Realty Investment Trust	7,008	925,547
New Residential Investment Corp.	18,340	284,270

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,220,783)		1,209,817

RIGHTS - 0.0% (f)
Faroe Islands - 0.0% (f)
Bakkafrost P/F - Right (a)(b)	68	870

Israel - 0.0% (f)
B Communication Ltd. - Right (b)	105	54

Norway - 0.0% (f)
XXL ASA - Right (b)	8,238	750

TOTAL RIGHTS (Cost $1,812)		1,674

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 1.8%
Fidelity Investments Money Market Funds - Government Portfolio, 1.53% (g)	5,316,007	5,316,007

		5,316,007

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.2%
1.363%, 12/10/2019 (h)	$6,400,000	6,397,560

		6,397,560

TOTAL SHORT-TERM INVESTMENTS (Cost $11,713,567)		11,713,567

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.3%
BlackRock Liquidity Funds FedFund Portfolio, 1.55% (g)	1,512,607	$1,512,607
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.80% (g)	5,149,460	5,150,152

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.3% (Cost $6,662,759)		6,662,759

TOTAL INVESTMENTS (Cost $267,578,515) - 100.0%		291,686,474

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.0% (f)		119,185

TOTAL NET ASSETS - 100.0%		$291,805,659

(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs.
(c)	This security or a portion of this security was out on loan as of November 30, 2019. Total loaned securities had a market value of $5,515,510 as of November 30, 2019.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,258,303 or 2.8% of net assets.

(e)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2019.
(f)	Rounds to zero.
(g)	Rate shown is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, December 2019 Settlement	150	$10,150,500	$(126,967)
British Pound, December 2019 Settlement	454	36,708,738	1,594,022
Euro FX, December 2019 Settlement	79	10,889,162	(91,349)
Mini MSCI EAFE Index, December 2019 Settlement	98	9,688,770	213,227

TOTAL FUTURES CONTRACTS PURCHASED		$67,437,170	$1,588,933

Total Return Swaps - Long

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
MS	888 Holdings PLC	1-Month LIBOR GBP	3/18/2026	Term	$283,538	129,554	$825
UBS	888 Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	113,791	55,211	5,670
UBS	A.G. Barr PLC	1-Month LIBOR GBP	9/20/2021	Term	447,831	48,784	(76,374)
GS	A.P. Eagers Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	339,883	70,274	124,089
UBS	AA PLC	1-Month LIBOR GBP	9/20/2021	Term	42,726	50,067	(14,587)
GS	Accent Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	233,683	245,585	62,920
UBS	Aggreko PLC	1-Month LIBOR GBP	9/20/2021	Term	252,982	25,633	27,126
UBS	Air France-KLM	1-Month LIBOR EUR	9/20/2021	Term	201,602	17,541	4,809
UBS	Akka Technologies	1-Month LIBOR EUR	9/20/2021	Term	219,371	3,625	5,843
MS	Akwel S.A.	1-Month LIBOR EUR	3/18/2026	Term	101,806	6,094	37,442
UBS	Akwel S.A.	1-Month LIBOR EUR	9/20/2021	Term	121,642	6,275	21,021
UBS	Alliance Pharma PLC	1-Month LIBOR GBP	9/20/2021	Term	8,091	9,590	1,737
UBS	Alten S.A.	1-Month LIBOR EUR	9/20/2021	Term	77,134	737	8,638
GS	Altium Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	2,744	200	2,084
UBS	Altran Technologies S.A.	1-Month LIBOR EUR	9/20/2021	Term	13,719	881	36
GS	AMA Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	53,374	59,892	(2,491)
UBS	Anglo Pacific Group PLC	1-Month LIBOR GBP	9/20/2021	Term	14,796	6,120	(673)
GS	Ansell Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	158,403	8,993	22,019
GS	ARB Corp. Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	145,999	12,284	13,179
UBS	Ashmore Group PLC	1-Month LIBOR GBP	9/20/2021	Term	349,513	70,883	104,186

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
MS	ASOS PLC	1-Month LIBOR GBP	3/18/2026	Term	$102,425	2,463	$(1,383)
UBS	ASOS PLC	1-Month LIBOR GBP	9/20/2021	Term	337,356	10,588	98,921
MS	Assystem S.A.	1-Month LIBOR EUR	3/18/2026	Term	46,220	1,353	1,732
GS	Atlas Arteria	1-Month Bank Bill Swap Rate	6/28/2024	Term	53,811	12,346	11,153
GS	Atlas Arteria — Rights (c)	1-Month Bank Bill Swap Rate	12/9/2019	Term	847	2,351	327
UBS	Aubay	1-Month LIBOR EUR	9/20/2021	Term	7,271	206	276
GS	Austal Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	3,442	1,193	(53)
GS	Australian Pharma Indus Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	22,787	24,740	(285)
UBS	Avast PLC	1-Month LIBOR GBP	9/20/2021	Term	46,672	9,577	9,096
UBS	Babcock International Group PLC	1-Month LIBOR GBP	9/20/2021	Term	209,525	34,204	51,790
UBS	Bakkavor Group PLC	1-Month LIBOR GBP	9/20/2021	Term	4,378	3,049	684
GS	Bapcor Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	917	195	(16)
UBS	BBA Aviation PLC	1-Month LIBOR GBP	9/20/2021	Term	42,425	11,276	15,209
GS	Beach Energy Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	31,293	24,682	8,742
MS	Bellway PLC	1-Month LIBOR GBP	3/18/2026	Term	158,131	3,950	18,702
UBS	Bellway PLC	1-Month LIBOR GBP	9/20/2021	Term	686,987	18,999	170,075
UBS	Beneteau	1-Month LIBOR EUR	9/20/2021	Term	43,204	3,826	2,112
UBS	Biffa PLC	1-Month LIBOR GBP	9/20/2021	Term	130,326	54,948	52,806
GS	Blackmores Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	52,160	1,137	11,555
GS	Boiron S.A.	1-Month LIBOR EUR	6/28/2024	Term	2,162	22	(1,247)
MS	Boiron S.A.	1-Month LIBOR EUR	3/18/2026	Term	73,970	1,281	(24,321)
UBS	Boiron S.A.	1-Month LIBOR EUR	9/20/2021	Term	200,568	4,137	(42,874)
UBS	Bonduelle SCA	1-Month LIBOR EUR	9/20/2021	Term	10,109	373	(328)
UBS	Boohoo Group PLC	1-Month LIBOR GBP	9/20/2021	Term	75,314	35,643	69,296
UBS	Bovis Homes Group PLC	1-Month LIBOR GBP	9/20/2021	Term	305,481	24,484	96,378
GS	Breville Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	97,228	13,392	60,151
MS	Brewin Dolphin Holdings PLC	1-Month LIBOR GBP	3/18/2026	Term	1,777	416	98
UBS	Brewin Dolphin Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	82,647	20,714	11,099
UBS	Britvic PLC	1-Month LIBOR GBP	9/20/2021	Term	26,045	2,597	7,132
MS	C&C Group PLC	1-Month LIBOR EUR	3/18/2026	Term	3,209	921	935
UBS	C&C Group PLC	1-Month LIBOR EUR	9/20/2021	Term	60,401	18,397	23,007
UBS	Cairn Homes PLC	1-Month LIBOR EUR	9/20/2021	Term	3,343	2,597	131
UBS	Card Factory PLC	1-Month LIBOR GBP	9/20/2021	Term	79,607	36,709	1,269
GS	Cedar Woods Properties Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	39,053	9,771	11,247
MS	Centamin PLC	1-Month LIBOR GBP	3/18/2026	Term	335,729	284,662	90,161
UBS	Centamin PLC	1-Month LIBOR GBP	9/20/2021	Term	456,346	387,555	120,284
UBS	Central Asia Metals PLc	1-Month LIBOR GBP	9/20/2021	Term	6,007	2,279	289
UBS	CGG S.A.	1-Month LIBOR EUR	9/20/2021	Term	35,793	24,738	29,075
UBS	Cineworld Group PLC	1-Month LIBOR GBP	9/20/2021	Term	286,214	96,359	(22,686)
MS	CMC Markets PLC	1-Month LIBOR GBP	3/18/2026	Term	18,857	17,564	14,986
MS	CME Group Inc.	1-Month LIBOR USD	3/18/2026	Term	6,302	37	1,129
UBS	Coface S.A.	1-Month LIBOR EUR	9/20/2021	Term	156,737	18,302	57,206
GS	Collins Foods Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	155,103	33,560	79,278
MS	Compagnie Des Alpes	1-Month LIBOR EUR	3/18/2026	Term	72,999	2,801	17,501
UBS	Compagnie Des Alpes	1-Month LIBOR EUR	9/20/2021	Term	38,935	1,588	13,380
UBS	Compagnie Plastic Omnium S.A.	1-Month LIBOR EUR	9/20/2021	Term	202,929	9,394	56,943
UBS	Computacenter PLC	1-Month LIBOR GBP	9/20/2021	Term	420,757	29,360	160,407
UBS	Convatec Group PLC	1-Month LIBOR GBP	9/20/2021	Term	1,447	592	18
GS	Coronado Global Resource — CDI	1-Month Bank Bill Swap Rate	6/28/2024	Term	45,148	30,340	(4,061)
UBS	Countryside Properties PLC	1-Month LIBOR GBP	9/20/2021	Term	767	149	(4)
UBS	Cranswick PLC	1-Month LIBOR GBP	9/20/2021	Term	318,091	9,224	56,929
UBS	Crest Nicholson Holdings	1-Month LIBOR GBP	9/20/2021	Term	205,608	43,414	18,696
GS	CSR Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	220,002	90,359	83,999
UBS	CVS Group PLC	1-Month LIBOR GBP	9/20/2021	Term	109,100	18,737	153,959

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
MS	Dart Group PLC	1-Month LIBOR GBP	3/18/2026	Term	$63,108	5,791	$47,872
UBS	Dart Group PLC	1-Month LIBOR GBP	9/20/2021	Term	682,483	66,056	584,646
UBS	Dechra Pharmaceuticals PLC	1-Month LIBOR GBP	9/20/2021	Term	7,309	205	203
GS	Dicker Data Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	38,305	10,502	8,524
MS	Diploma PLC	1-Month LIBOR GBP	3/18/2026	Term	341,014	18,283	98,320
UBS	Diploma PLC	1-Month LIBOR GBP	9/20/2021	Term	262,307	14,846	95,108
UBS	Dixons Carphone PLC	1-Month LIBOR GBP	9/20/2021	Term	567,771	386,440	67,060
UBS	Domino’s Pizza Group PLC	1-Month LIBOR GBP	9/20/2021	Term	7,227	2,478	2,813
GS	Downer Edi Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	402,044	81,418	67,000
MS	Drax Group PLC	1-Month LIBOR GBP	3/18/2026	Term	233,736	47,679	(54,613)
UBS	Drax Group PLC	1-Month LIBOR GBP	9/20/2021	Term	419,444	94,184	(68,823)
UBS	Dunlem Group PLC	1-Month LIBOR GBP	9/20/2021	Term	384,238	45,340	152,410
MS	EI Group PLC	1-Month LIBOR GBP	3/18/2026	Term	158,820	57,376	48,858
UBS	EI Group PLC	1-Month LIBOR GBP	9/20/2021	Term	191,816	72,125	69,508
GS	Elders Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	15,575	3,391	(580)
UBS	Electrocomponents PLC	1-Month LIBOR GBP	9/20/2021	Term	26,361	3,966	7,661
UBS	Elior Group	1-Month LIBOR EUR	9/20/2021	Term	473,964	37,246	2,918
GS	Emis Group PLC	1-Month LIBOR GBP	6/28/2024	Term	73	6	13
MS	Emis Group PLC	1-Month LIBOR GBP	3/18/2026	Term	72,596	5,810	8,789
UBS	Emis Group PLC	1-Month LIBOR GBP	9/20/2021	Term	200,928	15,902	21,095
UBS	Enquest PLC	1-Month LIBOR GBP	9/20/2021	Term	244,281	997,123	(9,489)
UBS	Equiniti Group PLC	1-Month LIBOR GBP	9/20/2021	Term	31,181	11,835	(1,213)
UBS	Eramet	1-Month LIBOR EUR	9/20/2021	Term	45	1	—
UBS	Euromoney Instl Investor PLC	1-Month LIBOR GBP	9/20/2021	Term	8,947	535	(160)
GS	Evolution Mining Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	41,136	17,436	5,428
MS	Ferrexpo PLC	1-Month LIBOR GBP	3/18/2026	Term	297,818	85,213	(125,631)
UBS	Ferrexpo PLC	1-Month LIBOR GBP	9/20/2021	Term	612,255	237,392	(165,703)
UBS	Fevertree Drinks PLC	1-Month LIBOR GBP	9/20/2021	Term	10,858	449	1,844
UBS	Figeac-Aero	1-Month LIBOR EUR	9/20/2021	Term	80,292	6,105	(4,958)
UBS	Firstgroup PLC	1-Month LIBOR GBP	9/20/2021	Term	711,005	615,805	241,416
GS	Flexigroup Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	141,248	165,388	85,678
UBS	FNAC Darty S.A.	1-Month LIBOR EUR	9/20/2021	Term	49,056	908	1,962
GS	Forterra PLC	1-Month LIBOR GBP	6/28/2024	Term	13,864	4,076	2,624
UBS	Forterra PLC	1-Month LIBOR GBP	9/20/2021	Term	224,822	71,176	51,482
UBS	Frontier Developments PLC	1-Month LIBOR GBP	9/20/2021	Term	50,062	3,121	(832)
GS	G8 Education Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	151,263	109,537	2,304
GS	Galaxy Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	70,856	101,720	(7,281)
UBS	Games Workshop Group PLC	1-Month LIBOR GBP	9/20/2021	Term	577,152	13,736	464,664
GS	Gaztransport et Techniga S.A.	1-Month LIBOR EUR	6/28/2024	Term	27,982	691	38,429
MS	Gaztransport et Techniga S.A.	1-Month LIBOR EUR	3/18/2026	Term	352,627	3,814	(4,230)
UBS	Gaztransport et Techniga S.A.	1-Month LIBOR EUR	9/20/2021	Term	381,423	4,169	(6,715)
MS	GL Events S.A.	1-Month LIBOR EUR	3/18/2026	Term	58,565	2,731	14,499
UBS	GL Events S.A.	1-Month LIBOR EUR	9/20/2021	Term	59,072	2,969	20,369
UBS	GO-AHEAD Group PLC	1-Month LIBOR GBP	9/20/2021	Term	299,573	13,645	108,046
UBS	Gocompare.Com Group PLC	1-Month LIBOR GBP	9/20/2021	Term	136,987	137,505	50,500
UBS	Grafton Group PLC	1-Month LIBOR GBP	9/20/2021	Term	223,808	23,453	33,103
UBS	Greencore Group PLC	1-Month LIBOR GBP	9/20/2021	Term	397,100	151,428	79,031
GS	Greggs PLC	1-Month LIBOR GBP	6/28/2024	Term	28,686	2,071	29,391
MS	Greggs PLC	1-Month LIBOR GBP	3/18/2026	Term	373,816	15,647	58,686
UBS	Greggs PLC	1-Month LIBOR GBP	9/20/2021	Term	119,144	7,641	91,815
GS	Groupe Crit S.A.	1-Month LIBOR EUR	6/28/2024	Term	7,679	94	(145)
MS	Groupe Crit S.A.	1-Month LIBOR EUR	3/18/2026	Term	35,928	614	10,611
UBS	Groupe Crit S.A.	1-Month LIBOR EUR	9/20/2021	Term	73,469	1,106	10,107
UBS	Groupe Guillin	1-Month LIBOR EUR	9/20/2021	Term	111,954	5,583	(16,727)
MS	Guerbet S.A.	1-Month LIBOR EUR	3/18/2026	Term	51,796	941	3,433
UBS	Guerbet S.A.	1-Month LIBOR EUR	9/20/2021	Term	126,727	2,146	(1,367)
UBS	Gulf Keystone Petroleum Ltd.	1-Month LIBOR GBP	9/20/2021	Term	27,083	10,497	2,641

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	GWA Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	$22,605	11,379	$3,720
GS	Halfords Group PLC	1-Month LIBOR GBP	6/28/2024	Term	8,394	1,793	(3,775)
MS	Halfords Group PLC	1-Month LIBOR GBP	3/18/2026	Term	382,880	120,133	(117,556)
UBS	Halfords Group PLC	1-Month LIBOR GBP	9/20/2021	Term	760,123	253,867	(205,334)
GS	Hansen Technologies Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	39,979	19,101	5,079
MS	Hays PLC	1-Month LIBOR GBP	3/18/2026	Term	131,553	65,321	15,093
UBS	Hays PLC	1-Month LIBOR GBP	9/20/2021	Term	989,989	520,082	183,810
MS	Hikma Pharmaceuticals PLC	1-Month LIBOR GBP	3/18/2026	Term	251,599	12,222	53,686
UBS	Hill & Smith Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	299,653	19,442	45,044
UBS	Hochschild Mining PLC	1-Month LIBOR GBP	9/20/2021	Term	76,632	36,844	1,463
MS	Hotel Chocolat Group Ltd.	1-Month LIBOR GBP	3/18/2026	Term	2,725	602	631
GS	Howden Joinery Group PLC	1-Month LIBOR GBP	6/28/2024	Term	2,100	353	844
MS	Howden Joinery Group PLC	1-Month LIBOR GBP	3/18/2026	Term	363,971	56,009	98,082
UBS	Howden Joinery Group PLC	1-Month LIBOR GBP	9/20/2021	Term	349,553	55,969	111,612
UBS	Hunting PLC	1-Month LIBOR GBP	9/20/2021	Term	20,149	3,764	(1,150)
UBS	Ibstock PLC	1-Month LIBOR GBP	9/20/2021	Term	2,050	620	63
MS	ID Logistics Group	1-Month LIBOR EUR	3/18/2026	Term	21,403	130	6,362
GS	IDP Education Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	7,845	1,232	7,260
UBS	IG Group Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	191,809	28,210	64,362
GS	Iluka Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	117,143	23,371	35,832
MS	Inchcape PLC	1-Month LIBOR GBP	3/18/2026	Term	471,107	63,342	79,906
UBS	Inchcape PLC	1-Month LIBOR GBP	9/20/2021	Term	548,012	74,383	99,472
GS	Independence Group NL	1-Month Bank Bill Swap Rate	6/28/2024	Term	6,346	1,538	(261)
UBS	Indivior PLC	1-Month LIBOR GBP	9/20/2021	Term	116,032	158,111	(33,492)
GS	Inghams Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	485,756	194,556	13,982
UBS	Inmarsat PLC	1-Month LIBOR GBP	9/20/2021	Term	3,278	461	(40)
GS	Interparfums S.A.	1-Month LIBOR EUR	6/28/2024	Term	3,413	123	1,771
MS	Interparfums S.A.	1-Month LIBOR EUR	3/18/2026	Term	7,005	152	(673)
UBS	Interparfums S.A.	1-Month LIBOR EUR	9/20/2021	Term	222,719	5,602	9,655
GS	IPH Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	55,828	12,612	15,905
MS	Ipsos S.A.	1-Month LIBOR EUR	3/18/2026	Term	180,789	6,934	46,289
UBS	Ipsos S.A.	1-Month LIBOR EUR	9/20/2021	Term	122,731	5,210	47,962
UBS	IWG PLC	1-Month LIBOR GBP	9/20/2021	Term	110,654	21,014	549
MS	J.D. Wetherspoon PLC	1-Month LIBOR GBP	3/18/2026	Term	67,187	3,950	14,609
UBS	J.D. Wetherspoon PLC	1-Month LIBOR GBP	9/20/2021	Term	9,396	554	2,091
MS	Jacquet Metal Service S.A.	1-Month LIBOR EUR	3/18/2026	Term	8,499	472	(523)
UBS	Jacquet Metal Service S.A.	1-Month LIBOR EUR	9/20/2021	Term	225,065	12,913	(10,403)
GS	JB Hi-Fi Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	643,834	41,537	441,071
MS	JD Sports Fashion PLC	1-Month LIBOR GBP	3/18/2026	Term	659,223	103,714	357,364
UBS	JD Sports Fashion PLC	1-Month LIBOR GBP	9/20/2021	Term	201,082	27,201	65,737
UBS	John Laing Group PLC	1-Month LIBOR GBP	9/20/2021	Term	55,539	14,029	14,511
UBS	John Menzies PLC	1-Month LIBOR GBP	9/20/2021	Term	1,325	250	139
MS	Jpj Group PLC	1-Month LIBOR GBP	3/18/2026	Term	36,744	4,221	1,411
UBS	Jpj Group PLC	1-Month LIBOR GBP	9/20/2021	Term	107,042	12,067	2,147
GS	Jumbo Interactive Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	876	64	12
UBS	Jupiter Fund Management PLC	1-Month LIBOR GBP	9/20/2021	Term	16,537	4,379	5,531
GS	Kainos Group PLC	1-Month LIBOR GBP	6/28/2024	Term	1,569	472	2,148
MS	Kaufman & Broad S.A.	1-Month LIBOR EUR	3/18/2026	Term	166,810	4,524	26,338
UBS	Kaufman & Broad S.A.	1-Month LIBOR EUR	9/20/2021	Term	326,600	8,534	34,410
MS	Keller Group PLC	1-Month LIBOR GBP	3/18/2026	Term	14,936	1,830	869
UBS	Keller Group PLC	1-Month LIBOR GBP	9/20/2021	Term	190,465	26,840	41,434
GS	Kogan.com Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	107,515	48,722	127,809
UBS	Korian	1-Month LIBOR EUR	9/20/2021	Term	298,651	7,545	34,099
UBS	Lagardere SCA	1-Month LIBOR EUR	9/20/2021	Term	1,254,487	49,577	(116,380)
UBS	Latecoere	1-Month LIBOR EUR	9/20/2021	Term	100,782	25,068	5,564
UBS	Lisi	1-Month LIBOR EUR	9/20/2021	Term	53,906	1,836	11,317

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
UBS	LNA Sante S.A.	1-Month LIBOR EUR	9/20/2021	Term	$39,080	781	$3,308
GS	Lovisa Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	15,104	2,447	5,089
UBS	LXI Reit PLC	1-Month LIBOR GBP	9/20/2021	Term	14,606	9,568	1,108
MS	M6 Metropole Television	1-Month LIBOR EUR	3/18/2026	Term	143,208	7,667	(3,048)
UBS	M6 Metropole Television	1-Month LIBOR EUR	9/20/2021	Term	510,580	29,825	28,751
GS	Magellan Financial Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	164,241	6,731	78,603
UBS	Maisons Du Monde S.A.	1-Month LIBOR EUR	9/20/2021	Term	219,621	12,471	(36,778)
UBS	Man Group PLC	1-Month LIBOR GBP	9/20/2021	Term	209,267	120,418	37,366
GS	Marshalls PLC	1-Month LIBOR GBP	6/28/2024	Term	35,206	6,980	38,166
MS	Marshalls PLC	1-Month LIBOR GBP	3/18/2026	Term	256,273	33,187	83,154
UBS	Marshalls PLC	1-Month LIBOR GBP	9/20/2021	Term	34,092	3,551	1,697
UBS	Marston’s PLC	1-Month LIBOR GBP	9/20/2021	Term	2,766	2,261	1,027
UBS	Maurel & Prom	1-Month LIBOR EUR	9/20/2021	Term	7,640	2,660	(108)
UBS	Mccarthy & Stone PLC	1-Month LIBOR GBP	9/20/2021	Term	208,971	119,413	7,599
GS	McMillan Shakespeare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	154,263	15,939	12,271
UBS	Mersen	1-Month LIBOR EUR	9/20/2021	Term	35,743	1,103	1,820
GS	Metcash Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	451,314	247,973	65,093
UBS	Mitchells & Butlers PLC	1-Month LIBOR GBP	9/20/2021	Term	25,313	7,312	16,860
UBS	Mitie Group PLC	1-Month LIBOR GBP	9/20/2021	Term	42,193	21,142	(6,488)
MS	Moneysupermarket.com Group PLC	1-Month LIBOR GBP	3/18/2026	Term	67,161	14,415	(808)
UBS	Moneysupermarket.com Group PLC	1-Month LIBOR GBP	9/20/2021	Term	489,371	116,958	39,639
UBS	Morgan Sindall Group PLC	1-Month LIBOR GBP	9/20/2021	Term	13,187	767	994
GS	Myer Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	159,938	369,640	(33,627)
GS	Nanosonics Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	879	459	1,175
UBS	National Express Group PLC	1-Month LIBOR GBP	9/20/2021	Term	141,735	26,990	23,664
MS	Neopost S.A.	1-Month LIBOR EUR	3/18/2026	Term	182,775	7,339	(24,317)
UBS	Neopost S.A.	1-Month LIBOR EUR	9/20/2021	Term	218,334	9,455	(14,478)
GS	Netwealth Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	96,446	18,866	12,195
GS	New Hope Corp Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	253,295	122,787	(63,812)
MS	Nexans S.A.	1-Month LIBOR EUR	3/18/2026	Term	11,351	365	3,185
UBS	Nexans S.A.	1-Month LIBOR EUR	9/20/2021	Term	323,774	10,997	114,292
UBS	Nexity	1-Month LIBOR EUR	9/20/2021	Term	157,474	3,345	18,562
GS	NIB Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	257,799	69,926	67,959
GS	Nine Entertainment Co., Holdings	1-Month Bank Bill Swap Rate	6/28/2024	Term	14,759	14,480	3,479
GS	Northern Star Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	17,736	3,593	5,634
GS	NRW Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	203,471	118,588	36,166
UBS	Oeneo S.A.	1-Month LIBOR EUR	9/20/2021	Term	4,563	455	1,124
GS	OFX Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	25,326	27,507	166
GS	Pact Group Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	516	300	(3)
UBS	Pagegroup PLC	1-Month LIBOR GBP	9/20/2021	Term	632,111	111,025	78,173
GS	Pendal Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	141,026	28,972	27,110
GS	Perpetual Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	40,763	1,644	4,535
GS	Perseus Mining Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	2,066	3,484	(16)
UBS	Pets at Home Group PLC	1-Month LIBOR GBP	9/20/2021	Term	411,256	227,339	343,057
GS	Platinum Asset Management	1-Month Bank Bill Swap Rate	6/28/2024	Term	31,351	12,086	3,518
UBS	Playtech PLC	1-Month LIBOR GBP	9/20/2021	Term	403,654	77,472	(9,475)
GS	Plus500 Ltd.	1-Month LIBOR GBP	6/28/2024	Term	24,381	3,879	25,430
UBS	Plus500 Ltd.	1-Month LIBOR GBP	9/20/2021	Term	339,856	40,378	71,292
UBS	Polypipe Group PLC	1-Month LIBOR GBP	9/20/2021	Term	8,306	1,547	1,545
GS	Premier Investments Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	175,165	16,515	49,780
UBS	Premier Oil PLC	1-Month LIBOR GBP	9/20/2021	Term	381,406	340,577	(1,878)
GS	Pro Medicus Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	39,711	5,772	56,353
UBS	PZ Cussons PLC	1-Month LIBOR GBP	9/20/2021	Term	275,983	107,370	11,567
UBS	Qinetiq Group PLC	1-Month LIBOR GBP	9/20/2021	Term	892	203	(15)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
UBS	Quilter PLC	1-Month LIBOR GBP	9/20/2021	Term	$18,381	12,432	$5,898
UBS	Rathbone Brothers PLC	1-Month LIBOR GBP	9/20/2021	Term	49,558	1,756	(796)
MS	Redcentric PLC	1-Month LIBOR GBP	3/18/2026	Term	58,966	61,813	18,447
MS	Redde PLC	1-Month LIBOR GBP	3/18/2026	Term	123,150	83,224	1,834
UBS	Redde PLC	1-Month LIBOR GBP	9/20/2021	Term	258,526	158,886	(19,144)
UBS	Redrow PLC	1-Month LIBOR GBP	9/20/2021	Term	493,373	68,392	128,823
GS	Regis Healthcare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	5,371	2,651	(28)
GS	Regis Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	14,828	4,533	(300)
UBS	Renewi PLC	1-Month LIBOR GBP	9/20/2021	Term	215,961	552,407	(1,382)
UBS	Renishaw PLC	1-Month LIBOR GBP	9/20/2021	Term	3,906	76	(12)
UBS	RHI Magnesita N.V.	1-Month LIBOR GBP	9/20/2021	Term	427,245	7,371	(62,156)
UBS	Rightmove PLC	1-Month LIBOR GBP	9/20/2021	Term	75,054	12,355	24,774
MS	Rotork PLC	1-Month LIBOR GBP	3/18/2026	Term	79,108	20,753	9,771
UBS	Rotork PLC	1-Month LIBOR GBP	9/20/2021	Term	290,048	73,189	21,347
UBS	Royal Mail PLC	1-Month LIBOR GBP	9/20/2021	Term	1,387,693	529,539	57,132
UBS	RPS Group PLC	1-Month LIBOR GBP	9/20/2021	Term	24,076	14,397	7,488
UBS	Rubis SCA	1-Month LIBOR EUR	9/20/2021	Term	79,388	1,392	(91)
UBS	RWS Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	9,455	1,217	867
UBS	Saga PLC	1-Month LIBOR GBP	9/20/2021	Term	17,608	33,775	5,288
GS	Sandfire Resources Nl	1-Month Bank Bill Swap Rate	6/28/2024	Term	130,619	29,024	(18,097)
GS	Saracen Mineral Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	42,957	29,451	17,569
UBS	Savills PLC	1-Month LIBOR GBP	9/20/2021	Term	10,183	952	2,217
UBS	Serco Group PLC	1-Month LIBOR GBP	9/20/2021	Term	73,542	45,291	17,060
GS	Service Stream Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	225,981	125,521	(11,994)
GS	SG Fleet Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	85,119	49,513	9,775
MS	SIG PLC	1-Month LIBOR GBP	3/18/2026	Term	135,696	70,032	(20,397)
UBS	SIG PLC	1-Month LIBOR GBP	9/20/2021	Term	459,536	291,267	20,111
GS	Sigma Healthcare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	109,051	278,701	24,259
GS	Sims Metal Management Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	102,742	14,391	3,165
GS	Smartgroup Corp., Ltd	1-Month Bank Bill Swap Rate	6/28/2024	Term	7,844	1,150	(805)
UBS	SMCP S.A.	1-Month LIBOR EUR	9/20/2021	Term	110,043	7,436	(15,980)
UBS	Soco International PLC	1-Month LIBOR GBP	9/20/2021	Term	1	1	—
MS	Softcat PLC	1-Month LIBOR GBP	3/18/2026	Term	262,693	24,264	97,984
UBS	Softcat PLC	1-Month LIBOR GBP	9/20/2021	Term	85,409	10,081	65,742
UBS	Solocal Group	1-Month LIBOR EUR	9/20/2021	Term	360,602	447,673	(76,226)
UBS	Solutions 30 SE	1-Month LIBOR EUR	9/20/2021	Term	15,530	1,338	(1,326)
UBS	Sophos Group PLC	1-Month LIBOR GBP	9/20/2021	Term	28,076	3,813	(220)
UBS	Sopra Steria Group	1-Month LIBOR EUR	9/20/2021	Term	276,524	2,869	162,439
GS	Southern Cross Media Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	24,346	37,087	819
UBS	Spie S.A.	1-Month LIBOR EUR	9/20/2021	Term	262,352	15,458	59,156
UBS	Spire Healthcare Group PLC	1-Month LIBOR GBP	9/20/2021	Term	162,944	103,543	5,030
UBS	Spirent Communications PLC	1-Month LIBOR GBP	9/20/2021	Term	22,013	8,008	(161)
MS	Sports Direct International PLC	1-Month LIBOR GBP	3/18/2026	Term	238,634	63,970	38,191
UBS	Sports Direct International PLC	1-Month LIBOR GBP	9/20/2021	Term	427,952	129,515	133,421
GS	St. Barbara, Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	26,261	15,395	1,323
UBS	Stagecoach Group PLC	1-Month LIBOR GBP	9/20/2021	Term	101,110	57,372	2,412
GS	Super Retail Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	263,086	50,506	93,177
MS	SuperDry PLC	1-Month LIBOR GBP	3/18/2026	Term	73,665	10,402	(5,422)
UBS	SuperDry PLC	1-Month LIBOR GBP	9/20/2021	Term	837,756	120,048	(43,796)
MS	Synergie S.A.	1-Month LIBOR EUR	3/18/2026	Term	7,404	237	(275)
UBS	Synergie S.A.	1-Month LIBOR EUR	9/20/2021	Term	31,670	1,084	692
UBS	TalkTalk Telecom Group	1-Month LIBOR GBP	9/20/2021	Term	230,406	172,427	5,682
UBS	Tarkett	1-Month LIBOR EUR	9/20/2021	Term	556,357	32,007	(80,559)
UBS	Tate & Lyle PLC	1-Month LIBOR GBP	9/20/2021	Term	238,764	28,747	44,191

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Technology One Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	$88,718	20,631	$40,638
UBS	Ted Baker PLC	1-Month LIBOR GBP	9/20/2021	Term	235,996	19,989	(130,957)
UBS	Telecom Plus PLC	1-Month LIBOR GBP	9/20/2021	Term	363,512	21,680	22,184
UBS	Television Francaise	1-Month LIBOR EUR	9/20/2021	Term	283,856	30,230	(31,936)
UBS	Ti Fluid Systems PLC	1-Month LIBOR GBP	9/20/2021	Term	14,386	5,017	310
UBS	TP ICAP PLC	1-Month LIBOR GBP	9/20/2021	Term	525,575	143,226	201,178
UBS	Travis Perkins PLC	1-Month LIBOR GBP	9/20/2021	Term	634,686	39,918	168,482
UBS	Trigano S.A.	1-Month LIBOR EUR	9/20/2021	Term	120,932	1,432	31,304
UBS	Tullow Oil PLC	1-Month LIBOR GBP	9/20/2021	Term	1,464	658	(317)
UBS	Udg Healthcare PLC	1-Month LIBOR GBP	9/20/2021	Term	4,383	427	175
UBS	Ultra Electronics Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	106,557	5,959	56,359
UBS	Vesuvius PLC	1-Month LIBOR GBP	9/20/2021	Term	267,921	40,138	(30,467)
GS	Victrex PLC	1-Month LIBOR GBP	6/28/2024	Term	26	1	7
MS	Victrex PLC	1-Month LIBOR GBP	3/18/2026	Term	153,469	5,213	1,119
UBS	Victrex PLC	1-Month LIBOR GBP	9/20/2021	Term	114,214	4,346	14,810
GS	Village Roadshow Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	85,906	50,711	25,638
UBS	Vilmorin & Cie	1-Month LIBOR EUR	9/20/2021	Term	49,803	905	54
MS	Virbac S.A.	1-Month LIBOR EUR	3/18/2026	Term	68,306	539	63,163
UBS	Virbac S.A.	1-Month LIBOR EUR	9/20/2021	Term	63,541	414	37,495
GS	Viva Energy Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	960,754	650,090	41,948
UBS	Watkins Jones PLC	1-Month LIBOR GBP	9/20/2021	Term	20,404	7,608	2,802
MS	WH Smith PLC	1-Month LIBOR GBP	3/18/2026	Term	73,461	2,644	10,175
UBS	WH Smith PLC	1-Month LIBOR GBP	9/20/2021	Term	134,042	5,637	45,904
GS	Whitehaven Coal Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	101,158	49,075	3,217
MS	William Hill PLC	1-Month LIBOR GBP	3/18/2026	Term	398,321	193,798	72,050
UBS	William Hill PLC	1-Month LIBOR GBP	9/20/2021	Term	173,952	91,266	42,984
GS	WiseTech Global Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,823	100	22
MS	Worldline S.A.	1-Month LIBOR EUR	3/18/2026	Term	197,913	3,567	32,770
UBS	Worldline S.A.	1-Month LIBOR EUR	9/20/2021	Term	269,766	5,327	75,017

					$54,289,870		$8,518,956

Total Return Swaps - Short

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
GS	Apple, Inc.	1-Month LIBOR USD	4/2/2029	Term	$2,151,407.00	8,367	$(88,107.00)
GS	Assurant, Inc.	1-Month LIBOR USD	4/2/2029	Term	4,044,580	43,000	(1,691,572)
GS	Citigroup, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,488,668	19,894	(5,304)
GS	ConocoPhillips	1-Month LIBOR USD	4/2/2029	Term	6,249,100	95,000	543,393
GS	Chevron Corp.	1-Month LIBOR USD	4/2/2029	Term	1,522,378	12,366	54,441
GS	Federal Realty Investment Trust	1-Month LIBOR USD	4/2/2029	Term	916,156	7,008	(14,208)
GS	Corning, Inc.	1-Month LIBOR USD	4/2/2029	Term	17,246	598	(176)
GS	Halliburton Co.	1-Month LIBOR USD	4/2/2029	Term	3,968,946	186,423	30,791
GS	HCA Healthcare, Inc.	1-Month LIBOR USD	4/2/2029	Term	2,148,365	15,992	(74,819)
GS	Home Depot, Inc.	1-Month LIBOR USD	4/2/2029	Term	2,786,400	12,000	141,141
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	2,461,011	42,763	(31,409)
GS	McDonald’s Corp.	1-Month LIBOR USD	4/2/2029	Term	5,431,199	28,261	(92,728)
GS	Altria Group, Inc.	1-Month LIBOR USD	4/2/2029	Term	3,702,411	75,467	(132,907)
GS	New Residential Investment Corp.	1-Month LIBOR USD	4/2/2029	Term	304,627	18,340	6,437
GS	Occidental Petroleum Corp.	1-Month LIBOR USD	4/2/2029	Term	459,678	11,861	(4,476)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
GS	PNC Financial Services Group Inc/The	1-Month LIBOR USD	4/2/2029	Term	$1,037,541	8,151	$(222,711)
GS	Raytheon Co.	1-Month LIBOR USD	4/2/2029	Term	1,580,489	7,417	(31,627)
GS	SunTrust Banks, Inc.	1-Month LIBOR USD	4/2/2029	Term	9,082,481	127,170	5,349
GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	1,032,714	5,206	(32,342)
GS	Verizon Communications, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,566,720	26,952	(76,195)
GS	WABCO Holdings, Inc.	1-Month LIBOR USD	4/2/2029	Term	325,821	2,445	1,084

					$52,277,938		$(1,715,945)

							$6,803,011

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”
(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of November 30, 2019 are as follows:

	VARIABLE RATE AS OF NOVEMBER 30, 2019	FIXED SPREAD RANGE AS OF NOVEMBER 30, 2019
1-Month LIBOR USD	1.70%	0.00% - 0.75%
1-Month LIBOR EUR	(0.52)%	0.25% - 0.75%
1-Month LIBOR BP	0.71%	0.25% - 0.75%
1-Month Bank Bill Swap Rate	0.82%	0.25% - 0.50%

(c)	Value determined using significant unobservable inputs.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 92.9%
Argentina - 0.0% (a)
Telecom Argentina S.A. - ADR (b)	3,500	$36,330

Belgium - 0.0% (a)
Titan Cement International S.A. (c)	3,177	64,547

Bermuda - 0.3%
Haier Electronics Group Co., Ltd.	436,000	1,211,390

Brazil - 2.0%
Ambev S.A.	212,400	899,528
Atacadao S.A.	39,800	175,982
Banco BTG Pactual S.A.	26,188	429,652
BB Seguridade Participacoes S.A.	16,800	136,306
CCR S.A.	8,500	34,552
Centrais Eletricas Brasileiras S.A.	900	7,408
Cia de Saneamento Basico do Estado de Sao Paulo	23,000	308,789
Cielo S.A.	13,200	24,195
Embraer S.A.	40,400	172,242
Equatorial Energia S.A.	8,000	39,077
Hypera S.A.	8,500	66,897
IRB Brasil Resseguros S.A.	18,800	165,233
JBS S.A.	73,900	492,062
Lojas Renner S.A.	5,830	71,317
Magazine Luiza S.A.	57,600	614,543
Natura Cosmeticos S.A.	11,800	92,116
Notre Dame Intermedica Participacoes S.A.	33,562	447,419
Petrobras Distribuidora S.A.	108,300	714,718
Petroleo Brasileiro S.A.	5,100	37,620
Porto Seguro S.A.	23,300	324,209
Raia Drogasil S.A.	7,900	211,621
Sul America S.A.	41,000	511,229
TIM Participacoes S.A.	74,100	239,608
Ultrapar Participacoes S.A.	150,200	761,342
WEG S.A.	36,500	256,139

		7,233,804

Cayman Islands - 4.5%
3SBio, Inc. (c)(d)	9,000	12,991
Autohome, Inc. - ADR (c)	4,200	285,810
Bosideng International Holdings Ltd.	246,000	117,529
China Hongqiao Group Ltd.	306,500	160,920
China Medical System Holdings Ltd.	536,000	762,760
China Mengniu Dairy Co., Ltd.	226,000	864,656
China Resources Cement Holdings Ltd.	748,000	895,322
ENN Energy Holdings Ltd.	23,100	250,824
iQIYI, Inc. - ADR (b)(c)	4,600	88,090
JD.com, Inc. - ADR (c)	41,825	1,365,586
Kingboard Laminates Holdings Ltd.	257,500	290,453
Li Ning Co., Ltd.	255,500	819,224
Logan Property Holdings Co., Ltd.	42,000	61,485
Momo, Inc. - ADR	3,867	144,742
NetEase, Inc. - ADR	3,200	1,009,024
New Oriental Education & Technology Group, Inc. - ADR (c)	6,798	823,102
Noah Holdings Ltd. - ADR (b)(c)	12,276	357,723
SINA Corp. (c)	18,056	629,974
Sino Biopharmaceutical Ltd.	856,500	1,105,062

	SHARES	FAIR VALUE
Cayman Islands - 4.5% (continued)
TAL Education Group - ADR (c)	7,077	$313,228
Tencent Music Entertainment Group - ADR (c)	102,669	1,276,176
Uni-President China Holdings Ltd.	550,000	558,558
Vipshop Holdings Ltd. - ADR (c)	228,700	2,922,786
Want Want China Holdings Ltd.	772,000	664,684
Weibo Corp. - ADR (c)	500	21,405
YY, Inc. - ADR (c)	7,747	494,181
Zhongsheng Group Holdings Ltd.	80,000	283,590
ZTO EXPRESS CAYMAN, Inc. - ADR	5,600	119,168

		16,699,053

Chile - 0.1%
Cia Cervecerias Unidas S.A. - ADR	1,100	20,361
Enel Americas S.A. - ADR (b)	27,058	261,651
Enel Chile S.A. - ADR	2,506	9,397
Latam Airlines Group S.A. - ADR (b)	13,397	142,946

		434,355

China - 6.4%
Agricultural Bank of China Ltd.	1,695,000	686,384
Anhui Conch Cement Co., Ltd.	296,000	1,892,491
BAIC Motor Corp Ltd. (d)	181,000	101,503
Bank of China Ltd.	2,000	802
Beijing Capital International Airport Co., Ltd.	608,000	574,743
CGN Power Co., Ltd. (d)	708,000	177,267
China Coal Energy Co., Ltd.	1,999,000	791,612
China Merchants Bank Co., Ltd.	71,500	337,945
China National Building Material Co., Ltd.	850,000	820,878
China Petroleum & Chemical Corp.	1,114,000	624,723
China Railway Construction Corp. Ltd.	113,500	117,151
China Shenhua Energy Co., Ltd.	182,000	352,459
China Southern Airlines Co., Ltd.	22,000	13,743
China Tower Corp Ltd. (d)	4,044,000	826,550
China Vanke Co., Ltd.	177,100	662,864
CNOOC Ltd.	1,522,000	2,208,671
Datang International Power Generation Co., Ltd.	104,000	19,264
Fuyao Glass Industry Group Co., Ltd. (d)	179,200	528,796
GF Securities Co., Ltd.	336,600	360,327
Great Wall Motor Co., Ltd.	200,000	154,569
Guangzhou Automobile Group Co., Ltd.	1,600	1,709
Haitong Securities Co., Ltd.	122,000	121,872
Huadian Power International Corp Ltd.	1,070,000	389,553
Huatai Securities Co., Ltd. (d)	321,000	481,406
Industrial & Commercial Bank of China Ltd.	3,485,000	2,484,134
Jiangsu Expressway Co., Ltd.	40,000	53,346
Metallurgical Corp of China Ltd.	55,000	11,452
PetroChina Co., Ltd.	862,000	397,514
PICC Property & Casualty Co., Ltd.	875,000	1,012,685
Ping An Insurance Group Co. of China Ltd.	246,000	2,787,384
Postal Savings Bank of China Co., Ltd. (d)	1,311,000	850,755
Sinopharm Group Co., Ltd.	13,200	43,589
Tong Ren Tang Technologies Co., Ltd. (b)	456,000	393,194
Tsingtao Brewery Co., Ltd.	220,000	1,360,211
Weichai Power Co., Ltd.	189,000	323,040
WuXi AppTec Co., Ltd. (d)	42,980	498,803
Yanzhou Coal Mining Co., Ltd.	112,000	99,006

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
China - 6.4% (continued)
Yuzhou Properties Co., Ltd.	259,000	$119,108
Zhaojin Mining Industry Co., Ltd.	37,000	38,285
Zhejiang Expressway Co., Ltd.	132,000	115,505
Zhuzhou CRRC Times Electric Co., Ltd.	60,000	205,028
Zijin Mining Group Co., Ltd.	280,000	104,801
ZTE Corp. (c)	168,400	448,525

		23,593,647

Colombia - 0.1%
Ecopetrol S.A. - ADR	1,400	25,634
Grupo Aval Acciones y Valores S.A. - ADR	28,711	229,114

		254,748

Czech Republic - 0.0% (a)
CEZ AS	300	6,643
Moneta Money Bank AS (d)	21,276	70,649

		77,292

Egypt - 0.0% (a)
Commercial International Bank Egypt SAE	5,093	24,497

Greece - 0.1%
Alpha Bank AE (c)	30,033	63,202
Hellenic Telecommunications Organization S.A.	12,324	185,211
JUMBO S.A.	3,524	70,666
Motor Oil Hellas Corinth Refineries S.A.	7,463	174,650

		493,729

Hong Kong - 6.9%
Air China Ltd.	488,000	443,852
ANTA Sports Products Ltd.	101,000	949,592
Beijing Enterprises Holdings Ltd.	13,000	57,459
BYD Electronic International Co., Ltd. (b)	299,000	534,733
China Agri-Industries Holdings Ltd.	249,000	130,731
China CITIC Bank Corp. Ltd.	194,000	106,068
China Everbright Bank Co., Ltd.	78,000	33,678
China Longyuan Power Group Corp. Ltd.	410,000	222,069
China Mobile Ltd.	239,500	1,805,077
China Oriental Group Co., Ltd. (b)	254,000	104,803
China Overseas Land & Investment Ltd.	2,000	6,707
China Reinsurance Group Corp.	825,000	130,681
China Resources Beer Holdings Co., Ltd.	220,000	1,152,244
China Resources Gas Group Ltd.	136,000	757,467
China Resources Land Ltd.	34,000	147,020
China Resources Pharmaceutical Group Ltd. (d)	794,000	693,769
China Taiping Insurance Holdings Co., Ltd.	298,600	690,409
China Telecom Corp. Ltd.	3,204,000	1,211,497
China Unicom Hong Kong Ltd.	2,322,000	1,987,353
CITIC Securities Co., Ltd.	330,000	612,938
Country Garden Holdings Co., Ltd.	58,000	80,759
Country Garden Services Holdings Co., Ltd.	60,586	195,808
CRRC Corp., Ltd.	83,000	54,604
CSPC Pharmaceutical Group Ltd.	306,000	696,574
Dali Foods Group Co., Ltd. (d)	641,500	435,960
Far East Horizon Ltd.	35,000	31,789
Geely Automobile Holdings Ltd.	326,000	609,673
Greentown Service Group Co., Ltd.	68,000	74,444

	SHARES	FAIR VALUE
Hong Kong - 6.9% (continued)
Guangdong Investment Ltd.	132,000	$272,829
Guotai Junan Securities Co., Ltd. (d)	434,600	660,655
Haitian International Holdings Ltd.	91,000	203,431
Hua Hong Semiconductor Ltd. (d)	69,000	122,342
Huaneng Renewables Corp Ltd.	618,000	236,047
Kingdee International Software Group Co., Ltd.	94,000	93,181
Kunlun Energy Co., Ltd.	882,000	746,999
Lee & Man Paper Manufacturing Ltd.	699,000	473,251
Lenovo Group Ltd.	1,088,000	718,551
Longfor Group Holdings Ltd. (d)	148,500	607,985
Maanshan Iron & Steel Co., Ltd. (b)	382,000	144,930
Nexteer Automotive Group Ltd.	345,000	289,109
Shandong Weigao Group Medical Polymer Co., Ltd.	100,000	120,718
Shanghai Industrial Holdings Ltd.	22,000	39,626
Shanghai Pharmaceuticals Holding Co., Ltd.	511,500	917,383
Shenzhou International Group Holdings Ltd.	40,800	537,871
Shui On Land Ltd.	2,480,500	519,662
Sinotrans Ltd.	392,000	122,184
Sinotruk Hong Kong Ltd.	636,500	1,074,900
Sun Art Retail Group Ltd.	1,029,000	1,164,628
Sunac China Holdings Ltd.	13,000	63,354
Tingyi Cayman Islands Holding Corp.	804,000	1,308,469
TravelSky Technology Ltd.	306,000	745,045
Yuexiu Property Co., Ltd.	912,000	194,558

		25,335,466

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	52,761	509,902
Richter Gedeon Nyrt	17,097	327,479

		837,381

India - 1.1%
Axis Bank Ltd.	697	35,686
Dr Reddy’s Laboratories Ltd. - ADR	15,323	623,953
ICICI Bank Ltd. - ADR	12,000	169,080
Infosys Ltd. - ADR	172,300	1,693,709
Tata Motors Ltd. - ADR (c)	6,494	72,863
Tata Steel Ltd.	648	3,810
Vedanta Ltd. - ADR	65,200	524,860
Wipro Ltd. - ADR	244,783	888,562

		4,012,523

Indonesia - 0.0% (a)
Telekomunikasi Indonesia Persero Tbk PT - ADR (b)	4,900	135,583

Luxembourg - 0.1%
Globant S.A. (c)	1,700	181,900
Reinet Investments SCA	3,949	76,880

		258,780

Mexico - 1.7%
Alfa SAB de CV	334,918	261,808
Alsea SAB de CV (c)	78,900	215,022
America Movil S.A.B de CV	1,029,597	789,590
Arca Continental S.A.B de CV	60,614	318,547

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
Mexico - 1.7% (continued)
Cemex SAB de CV	3,900	$1,443
Coca-Cola Femsa SAB de CV	150,158	868,304
El Puerto de Liverpool SAB de CV	56,918	281,471
Fomento Economico Mexicano SAB de CV	101,008	918,348
Gruma SAB de CV	23,450	236,423
Grupo Aeroportuario del Sureste SAB de CV	8,900	152,463
Grupo Bimbo SAB de CV	221,330	378,486
Grupo Carso SAB de CV	21,021	71,292
Grupo Financiero Banorte SAB de CV	1,100	5,816
Grupo Mexico SAB de CV	52,294	137,010
Kimberly-Clark de Mexico SAB de CV	38,100	72,453
Megacable Holdings SAB de CV	37,147	132,114
Orbia Advance Corp SAB de CV	116,206	252,272
Wal-Mart de Mexico SAB de CV	329,600	907,337

		6,000,199

Peru - 0.0% (a)
Cia de Minas Buenaventura SAA - ADR	7,923	121,777

Poland - 0.6%
Bank Millennium S.A. (c)	8,200	11,561
Cyfrowy Polsat S.A.	31,577	225,176
Dino Polska S.A. (c)(d)	10,953	378,220
Grupa Lotos S.A.	28,716	672,409
LPP S.A.	30	66,662
mBank S.A. (c)	125	11,883
Orange Polska S.A. (c)	35,529	57,985
Polski Koncern Naftowy ORLEN S.A.	18,096	429,372
Powszechna Kasa Oszczednosci Bank Polski S.A.	12,587	116,184

		1,969,452

Republic of Korea - 10.4%
Amorepacific Corp.	2,657	425,156
AMOREPACIFIC Group	9,132	627,793
BGF retail Co., Ltd.	2,656	377,774
Cheil Worldwide, Inc.	14,552	291,373
CJ ENM Co., Ltd.	540	69,766
Daelim Industrial Co., Ltd.	7,459	567,721
Daewoo Engineering & Construction Co., Ltd. (c)	559	2,111
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	10,893	243,009
DB Insurance Co., Ltd.	10,574	498,643
Dongsuh Cos, Inc.	100	1,465
Doosan Bobcat, Inc.	18,198	482,240
Fila Korea Ltd.	6,413	280,160
GS Engineering & Construction Corp.	5,472	138,983
GS Holdings Corp.	10,588	428,934
GS Retail Co Ltd.	16,879	544,461
Hankook Tire & Technology Co., Ltd.	20,802	585,587
Hanon Systems	16,422	150,157
Hanwha Corp.	6,470	134,478
Hotel Shilla Co., Ltd.	6,858	491,786
Hyundai Department Store Co Ltd.	7,673	540,485
Hyundai Development Co., Ltd.	7,335	171,708
Hyundai Engineering & Construction Co., Ltd.	7,601	263,524

	SHARES	FAIR VALUE
Republic of Korea - 10.4% (continued)
Hyundai Glovis Co., Ltd.	4,378	$557,837
Hyundai Marine & Fire Insurance Co., Ltd.	22,885	542,505
Hyundai Mobis Co., Ltd.	6,509	1,350,129
Hyundai Steel Co.,	39	1,048
Kakao Corp.	1,806	237,762
Kangwon Land, Inc.	16,742	416,016
KB Financial Group, Inc.	1,138	44,368
KCC Corp.	659	121,071
Kia Motors Corp.	41,172	1,507,589
Korea Aerospace Industries Ltd.	5,196	164,086
Korea Zinc Co., Ltd.	2,515	864,488
Korean Air Lines Co., Ltd.	2,447	51,275
KT&G Corp.	5,173	428,328
Kumho Petrochemical Co., Ltd.	6,204	383,958
LG Corp.	2,184	131,282
LG Electronics, Inc.	16,579	981,139
LG Household & Health Care Ltd.	563	602,967
LG Innotek Co., Ltd.	200	20,658
LG Uplus Corp.	84,656	960,412
Lotte Shopping Co., Ltd.	2,939	329,694
NCSoft Corp.	1,368	570,989
Netmarble Corp. (c)(d)	459	34,197
Orion Corp/Republic of Korea	4,189	365,294
Ottogi Corp.	123	58,004
Pan Ocean Co., Ltd. (c)	32,522	115,644
Pearl Abyss Corp. (c)	942	147,782
POSCO	5,321	1,038,387
Posco International Corp.	17,506	270,486
S-1 Corp.	5,554	440,126
Samsung C&T Corp.	7,653	640,801
Samsung Electro-Mechanics Co., Ltd.	1,819	170,943
Samsung Electronics Co., Ltd.	283,250	12,062,376
Samsung Engineering Co., Ltd. (c)	45,503	724,257
Samsung Fire & Marine Insurance Co., Ltd.	3,506	690,128
Samsung Life Insurance Co., Ltd.	7,390	447,974
Samsung SDS Co., Ltd.	3,498	578,977
SK Holdings Co., Ltd.	207	45,128
SK Hynix, Inc.	25,005	1,712,657
SK Innovation Co., Ltd.	270	33,489
SK Telecom Co., Ltd.	3,319	691,254
Woongjin Coway Co., Ltd.	4,364	331,045
Yuhan Corp.	1,476	269,920

		38,453,784

Russian Federation - 7.8%
Gazprom PJSC	611,570	4,858,312
LUKOIL PJSC	72,394	6,903,492
LUKOIL PJSC - ADR	8,700	828,936
Magnit PJSC	56,033	639,617
Magnitogorsk Iron & Steel Works PJSC	18,505	144,894
MMC Norilsk Nickel PJSC - ADR	19,964	524,654
MMC Norilsk Nickel PJSC	96,581	2,535,251
Mobile TeleSystems PJSC - ADR	14,820	139,901
Novatek PJSC	491	97,218
Novolipetsk Steel PJSC	87,024	1,752,663
PhosAgro PJSC	28,425	350,196
Polyus PJSC	200	10,750
Rosneft Oil Co PJSC	681,809	4,622,665

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
Russian Federation - 7.8% (continued)
Sberbank of Russia PJSC - ADR	28,269	$412,727
Severstal PJSC	118,249	1,661,398
Tatneft PJSC	37,101	2,558,485
VTB Bank PJSC	342,170	472,195

		28,513,354

South Africa - 2.5%
Absa Group Ltd.	7,843	78,834
Anglo American Platinum Ltd.	9,504	786,554
AngloGold Ashanti Ltd.	33,718	630,770
Bid Corp. Ltd.	25,043	551,491
Capitec Bank Holdings Ltd.	2,108	203,925
Clicks Group Ltd.	24,042	410,997
Gold Fields Ltd.	27,172	142,718
Kumba Iron Ore Ltd.	35,621	913,909
Mr Price Group Ltd.	36,181	432,181
MTN Group Ltd.	27,764	175,049
MultiChoice Group (c)	58,293	482,323
Nedbank Group Ltd.	955	14,276
Pick n Pay Stores Ltd.	119,103	551,839
Rand Merchant Investment Holdings Ltd.	162	334
RMB Holdings Ltd.	41,808	230,150
Sanlam Ltd.	40,878	213,200
Shoprite Holdings Ltd.	36,617	320,319
Standard Bank Group Ltd.	103,242	1,167,969
Telkom S.A. SOC Ltd.	68,909	220,548
The Bidvest Group Ltd.	23,904	331,169
The Foschini Group Ltd.	29,016	307,341
The SPAR Group Ltd.	36,400	511,620
Vodacom Group Ltd.	24,774	204,814
Woolworths Holdings Ltd.	67,777	241,398

		9,123,728

Taiwan, Province of China - 5.8%
Acer, Inc.	117,000	68,834
Advantech Co., Ltd.	56,000	549,712
Asia Cement Corp.	58,000	86,400
Asustek Computer, Inc.	50,000	377,739
Catcher Technology Co., Ltd.	49,000	400,698
Chang Hwa Commercial Bank Ltd.	360	271
Chicony Electronics Co., Ltd.	123,000	356,779
China Airlines Ltd.	326,000	96,270
China Development Financial Holding Corp.	721,000	229,459
China Steel Corp.	477,000	365,835
Chunghwa Telecom Co., Ltd.	264,000	977,762
Compal Electronics, Inc.	26,000	16,021
Delta Electronics, Inc.	50,000	229,429
E.Sun Financial Holding Co., Ltd.	3,213	2,849
Eclat Textile Co., Ltd.	19,000	246,604
Eva Airways Corp.	842,406	386,545
Far EasTone Telecommunications Co., Ltd.	188,000	450,429
Feng TAY Enterprise Co., Ltd.	6,000	37,561
Formosa Chemicals & Fibre Corp.	222,000	635,211
Formosa Petrochemical Corp.	182,000	572,655
Formosa Plastics Corp.	20,000	63,716
Formosa Taffeta Co., Ltd.	81,000	90,264
Foxconn Technology Co., Ltd.	267,000	582,822
Giant Manufacturing Co., Ltd.	38,000	275,249

	SHARES	FAIR VALUE
Taiwan, Province of China - 5.8% (continued)
Globalwafers Co., Ltd.	28,000	$303,764
Hon Hai Precision Industry Co., Ltd.	358,000	1,038,429
Hua Nan Financial Holdings Co., Ltd.	156,802	111,522
Inventec Corp.	167,000	125,070
Lite-On Technology Corp.	529,000	839,173
MediaTek, Inc.	65,000	897,969
Mega Financial Holding Co., Ltd.	287,000	285,020
Micro-Star International Co., Ltd.	120,000	329,985
Nanya Technology Corp.	305,000	711,755
Nien Made Enterprise Co., Ltd.	54,000	495,567
Novatek Microelectronics Corp.	62,000	454,171
Pegatron Corp.	32,000	71,320
Phison Electronics Corp.	4,000	37,299
Pou Chen Corp.	266,000	346,553
Powertech Technology, Inc.	96,000	296,082
President Chain Store Corp.	50,000	500,647
Quanta Computer, Inc.	131,000	258,904
Realtek Semiconductor Corp.	121,000	914,128
SinoPac Financial Holdings Co., Ltd.	578,000	243,434
Standard Foods Corp.	235,000	510,660
Synnex Technology International Corp.	99,000	119,570
Taiwan Business Bank	1,199,200	491,306
Taiwan Cement Corp.	69,213	93,916
Taiwan Mobile Co., Ltd.	156,000	585,438
Taiwan Semiconductor Manufacturing Co., Ltd.	53,000	529,818
Uni-President Enterprises Corp.	305,000	724,750
United Microelectronics Corp.	596,000	292,037
Walsin Technology Corp.	79,000	440,176
Wistron Corp.	860,480	781,216
WPG Holdings Ltd.	293,000	364,443
Yageo Corp.	24,000	259,583
Zhen Ding Technology Holding Ltd.	185,000	815,539

		21,368,358

Thailand - 1.3%
Advanced Info Service PCL	26,400	185,217
Airports of Thailand PCL	31,500	78,704
Bumrungrad Hospital PCL	51,700	231,831
CP ALL PCL	180,400	453,724
Home Product Center PCL	584,100	318,943
Kasikornbank PCL - NVDR	82,798	424,710
Kasikornbank PCL	81,300	417,027
Krung Thai Bank PCL	807,600	438,310
PTT Exploration & Production PCL	76,800	304,989
PTT Global Chemical PCL	260,495	463,361
PTT PCL	509,710	729,543
Ratch Group PCL	44,200	103,488
Robinson PCL	229,300	498,932
Thai Oil PCL	24,400	55,716
Thai Union Group PCL	273,900	125,087

		4,829,582

Turkey - 0.7%
Akbank T.A.S. (c)	118,877	160,632
Anadolu Efes Biracilik Ve Malt Sanayii AS	46,883	176,762
Arcelik AS (c)	41,255	144,350
BIM Birlesik Magazalar AS	53,440	427,501

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
Turkey - 0.7% (continued)
Eregli Demir ve Celik Fabrikalari TAS	200,780	$280,032
Ford Otomotiv Sanayi AS	12,205	135,416
KOC Holding AS	148,191	515,940
TAV Havalimanlari Holding AS	16,854	78,844
Tupras Turkiye Petrol Rafinerileri AS	9,508	204,868
Turkcell Iletisim Hizmetleri AS	70,012	165,099
Turkiye Garanti Bankasi AS (c)	21,421	37,625
Turkiye Is Bankasi AS (c)	110,498	118,180

		2,445,249

United Kingdom - 0.1%
Old Mutual Ltd.	396,428	501,674

		501,674

United States - 40.2%
Alphabet, Inc. - Class A (c)(e)	8,880	11,580,319
Altria Group, Inc. (e)	176,295	8,761,861
Apple, Inc. (e)	34,367	9,184,581
Cisco Systems, Inc. (b)(e)	57,500	2,605,325
Citigroup, Inc.	108,843	8,176,286
ConocoPhillips (e)	99,000	5,934,060
Corning, Inc. (e)	67,160	1,950,327
DuPont de Nemours, Inc. (e)	48,332	3,132,397
HCA Healthcare, Inc. (e)	37,358	5,180,060
Home Depot, Inc. (e)	28,000	6,174,280
Intel Corp. (e)	175,654	10,196,715
McDonald’s Corp. (e)	116,085	22,576,211
Occidental Petroleum Corp. (e)	27,708	1,068,698
Pitney Bowes, Inc. (b)	210,000	989,100
The PNC Financial Services Group, Inc	44,596	6,832,553
Raytheon Co. (e)	40,583	8,823,556
Reliance Industries Ltd. (c)(d)(f)	9,692	418,694
Stryker Corp.	21,384	4,380,726
SunTrust Banks, Inc.	99,283	7,033,208
Surgutneftegas PJSC	81,587	552,752
Verizon Communications, Inc.	62,963	3,792,891
WABCO Holdings, Inc. (c)	13,379	1,802,820
Walgreens Boots Alliance, Inc. (e)	59,500	3,546,200
Yum China Holdings, Inc.	32,001	1,424,685
Zoetis, Inc. (b)(e)	98,000	11,810,960

		147,929,265

TOTAL COMMON STOCKS (Cost $319,512,342)		341,959,547

PREFERRED STOCKS - 1.3%
Brazil - 0.6%
Braskem S.A.	13,500	89,411
Centrais Eletricas Brasileiras S.A. - Preferred	18,900	159,639
Cia Brasileira de Distribuicao	17,700	332,870
Cia Energetica de Minas Gerais	22,900	70,155
Gerdau S.A.	156,600	625,483
Itau Unibanco Holding S.A.	21,600	176,781
Lojas Americanas S.A.	5,400	28,252
Petroleo Brasileiro S.A. - Preferred	57,100	392,742
Telefonica Brasil S.A.	34,200	452,128

		2,327,461

	SHARES	FAIR VALUE
Republic of Korea - 0.7%
Amorepacific Corp. - Preferred	7,100	$527,774
Hyundai Motor Co. - 2nd Preferred	2,106	144,959
Hyundai Motor Co. - Preferred	3,395	207,238
LG Household & Health Care Ltd. - Preferred	1,347	848,468
Samsung Electronics Co., Ltd. - Preferred	20,107	695,399

		2,423,838

TOTAL PREFERRED STOCKS (Cost $4,778,720)		4,751,299

REAL ESTATE INVESTMENT TRUSTS - 2.7%
United States - 2.7%
Federal Realty Investment Trust	16,370	2,161,986
New Residential Investment Corp.	100,342	1,555,301
Ventas, Inc. (e)	107,000	6,239,170

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,613,001)		9,956,457

RIGHTS - 0.0% (a)
Brazil - 0.0% (a)
Centrais Eletricas Brasileiras S.A. - Rights (c)	184	4
Centrais Eletricas Brasileiras S.A. - Preferred - Rights (c)	3,869	55

		59

Republic of Korea - 0.0%
AMOREPACIFIC Group (c)(f)	627	—

TOTAL RIGHTS (Cost $1,137)		59

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 0.0% (a)
Fidelity Investments Money Market Funds - Government Portfolio, 1.53% (g)	147,096	147,096

		147,096

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bill - 2.5%
1.722%, 6/18/2020 (h)	$2,000,000	1,982,772
1.363%, 12/10/2019 (h)	7,200,000	7,197,255

		9,180,027

TOTAL SHORT-TERM INVESTMENTS (Cost $9,327,123)		9,327,123

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

	PRINCIPAL AMOUNT	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
BlackRock Liquidity Funds FedFund Portfolio, 1.55% (g)	$556,716	$556,716
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.80% (g)	1,896,022	1,897,139

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $2,453,855)		2,453,855

TOTAL INVESTMENTS (Cost $346,686,178) - 100.1%		368,448,340

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(324,153)

TOTAL NET ASSETS - 100.0%		$368,124,187

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Rounds to zero.
(b)	This security or a portion of this security was out on loan as of November 30, 2019. Total loaned securities had a market value of $2,373,905 as of November 30, 2019.
(c)	Non-income producing security.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,900,542 or 1.9% of net assets.

(e)	This security or a portion of this security was held as collateral for derivative contracts as of November 30, 2019.
(f)	Value determined using significant unobservable inputs.
(g)	Rate shown is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, December 2019 Settlement	1,838	$95,392,200	$1,214,491

TOTAL FUTURES CONTRACTS PURCHASED		$95,392,200	$1,214,491

Total Return Swaps - Long

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON RERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Acer Inc.	1-Month LIBOR USD	6/28/2024	Term	$115,297	236,000	$20,877
GS	Advanced Petrochemicals Co.	1-Month LIBOR USD	6/28/2024	Term	215,123	15,845	(11,489)
UBS	AirAsia Group Berhad	1-Month LIBOR USD	9/20/2021	Term	299,583	526,800	(8,144)
GS	Al Rajhi Bank	1-Month SAIBOR	6/28/2024	Term	102,436	5,924	1,105
GS	Amorepacific Corp. — Preferred	1-Month LIBOR USD	6/28/2024	Term	116,689	1,348	11,605
GS	ASE Technology Holding Co., Ltd.	1-Month LIBOR USD	6/28/2024	Term	970	500	273
GS	Asustek Computer Inc.	1-Month LIBOR USD	6/28/2024	Term	103,300	15,000	9,807
GS	Atacadao Distribuicao Comercio E Industria Ltd.	1-Month LIBOR USD	6/28/2024	Term	494,375	106,566	(31,049)
UBS	Atacadao Distribuicao Comercio E Industria Ltd.	1-Month LIBOR USD	9/20/2021	Term	339	100	100
UBS	Axiata Group Bhd.	1-Month LIBOR USD	9/20/2021	Term	12,690	12,223	(602)
GS	B3 Sa-Brasil Bolsa Balcao	1-Month LIBOR USD	6/28/2024	Term	68,245	9,828	42,332
GS	Banco Santander Brasil	1-Month LIBOR USD	6/28/2024	Term	38,635	4,704	11,983
GS	Bank Albilad	1-Month LIBOR USD	6/28/2024	Term	176,708	28,466	18,390
GS	BGF Retail Co., Ltd.	1-Month LIBOR USD	6/28/2024	Term	143,596	928	(14,553)
GS	Braskem S.A. — Preferred A	1-Month LIBOR USD	6/28/2024	Term	31,860	2,692	(13,198)
UBS	British American Tobacco Berhad	1-Month LIBOR USD	9/20/2021	Term	419,439	51,200	(216,110)
GS	Bupa Arabia For Cooperative	1-Month SAIBOR	6/28/2024	Term	292,559	12,016	34,181
GS	CCR S.A.	1-Month LIBOR USD	6/28/2024	Term	6,457	2,858	5,714
GS	Centrais Eletricas Brasileiras S.A.	1-Month LIBOR USD	6/28/2024	Term	120,677	19,400	39,425
GS	Centrais Eletricas Brasileiras S.A. — Preferred B	1-Month LIBOR USD	9/20/2021	Term	202,292	28,046	38,286
GS	Centrais Eletricas Brasileiras S.A. — Preferred B — Rights (c)	1-Month LIBOR USD	12/17/2019	Term	—	5,741	95

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON RERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Centrais Eletricas Brasileiras S.A. — Rights (c)	1-Month LIBOR USD	12/17/2019	Term	$46	3,971	$75
GS	Chang Hwa Commercial Bank	1-Month LIBOR USD	6/28/2024	Term	306,109	603,620	144,256
GS	Cheil Worldwide Inc.	1-Month LIBOR USD	6/28/2024	Term	264,424	15,495	46,668
GS	Chicony Electronics Co., Ltd.	1-Month LIBOR USD	6/28/2024	Term	182,104	93,805	93,481
GS	Cia Brasileira de Distribuicao — Preferred	1-Month LIBOR USD	6/28/2024	Term	389,299	18,641	(45,418)
UBS	Cia Brasileira de Distribuicao — Preferred	1-Month LIBOR USD	9/20/2021	Term	10,703	500	(1,484)
GS	Cia Energetica Minas Ger — Preferred	1-Month LIBOR USD	6/28/2024	Term	167,876	50,123	(12,250)
GS	Cia Saneamento Basico de Sao Paulo	1-Month LIBOR USD	6/28/2024	Term	182,592	20,373	90,706
GS	Cia Siderurgica Nacional S.A.	1-Month LIBOR USD	6/28/2024	Term	53,700	14,628	16,521
GS	Cosan S.A.	1-Month LIBOR USD	6/28/2024	Term	65,542	7,637	46,598
GS	Dar Al Arkan Real Estate Development Company	1-Month SAIBOR	6/28/2024	Term	66,081	26,065	14,277
UBS	Digi.Com Bhd	1-Month LIBOR USD	9/20/2021	Term	5,321	4,600	(351)
GS	E.Sun Financial Holding Co.	1-Month LIBOR USD	6/28/2024	Term	234	448	157
GS	Etihad Etisalat Co.	1-Month SAIBOR	6/28/2024	Term	142,269	24,117	1,490
GS	EVA Airways Corp.	1-Month LIBOR USD	6/28/2024	Term	60	151	(132)
GS	Evergreen Marine Corp. Ltd.	1-Month LIBOR USD	6/28/2024	Term	369	936	—
GS	Evergreen Marine Corp. Ltd.	1-Month LIBOR USD	6/28/2024	Term	884	50	(864)
GS	Feng Tay Enterprise Co., Ltd.	1-Month LIBOR USD	6/28/2024	Term	209,984	52,100	117,109
GS	Formosa Petrochemical Corp.	1-Month LIBOR USD	6/28/2024	Term	816,040	236,000	(57,410)
GS	Formosa Taffeta Co.	1-Month LIBOR USD	6/28/2024	Term	82,486	82,000	12,031
UBS	Fraser & Neave Holdings Berhad	1-Month LIBOR USD	9/20/2021	Term	332,626	40,000	(4,319)
GS	Gerdau S.A. — Preferred	1-Month LIBOR USD	6/28/2024	Term	276,279	70,037	366
GS	Hon Hai Precision Industry	1-Month LIBOR USD	6/28/2024	Term	1,831	800	519
UBS	Hotel Shilla Co., Ltd.	1-Month LIBOR USD	9/20/2021	Term	291,927	63,400	(47,752)
GS	Hua Nan Financial Holdings Co.	1-Month LIBOR USD	6/28/2024	Term	155	306	52
UBS	Indah Kiat Pulp & Paper Corp. TBK PT	1-Month LIBOR USD	9/20/2021	Term	3,705	6,300	(671)
UBS	Indocement Tunggal Prakarsa	1-Month LIBOR USD	9/20/2021	Term	105,351	73,000	(4,868)
UBS	Indofood CBP Sukses Makmur Tbk	1-Month LIBOR USD	9/20/2021	Term	439,745	610,500	46,090
GS	Inventec Corp.	1-Month LIBOR USD	6/28/2024	Term	63,725	92,000	6,928
GS	Itau Unibanco Holding — Preferred	1-Month LIBOR USD	6/28/2024	Term	126,451	4,650	8,005
GS	Itausa-Investimentos Itau — Preferred	1-Month LIBOR USD	6/28/2024	Term	21,262	8,847	8,485
GS	Jarir Marketing Co.	1-Month SAIBOR	6/28/2024	Term	209,552	4,945	6,879
GS	JBS S.A.	1-Month LIBOR USD	6/28/2024	Term	400,933	152,536	600,600
GS	Kroton Educacional S.A.	1-Month LIBOR USD	6/28/2024	Term	15,416	6,683	766
UBS	Kuala Lumpur Kepong Berhad	1-Month LIBOR USD	9/20/2021	Term	30,684	5,200	(1,875)
GS	LG Household & Healthcare — Preference Shares	1-Month LIBOR USD	6/28/2024	Term	176,850	315	16,443
GS	Lite-On Technology Corp.	1-Month LIBOR USD	6/28/2024	Term	203,574	155,000	44,416
GS	Lojas Renner S.A.	1-Month LIBOR USD	6/28/2024	Term	95,843	11,424	42,197
GS	Magazine Luiza S.A.	1-Month LIBOR USD	6/28/2024	Term	126,439	22,704	113,158
UBS	Malayan Banking Berhad	1-Month LIBOR USD	9/20/2021	Term	82	43	7
UBS	Malaysia Airports Holdings Berhad	1-Month LIBOR USD	9/20/2021	Term	92,585	47,400	720
UBS	MISC Berhad	1-Month LIBOR USD	9/20/2021	Term	16,200	8,900	1,301
GS	MSCI China A Inclusion Index (c)(d)	1-Month LIBOR USD	6/10/2020	Term	4,428,192	4,993	373,858
GS	MSCI China A Inclusion Index (c)(d)	1-Month LIBOR USD	8/13/2020	Term	4,004,213	4,369	196,804
GS	MSCI China A Inclusion Index (c)(d)	1-Month LIBOR USD	6/20/2022	Term	3,000,005	3,046	(71,769)
GS	MSCI Daily TR Net Emerging Markets Index (c)	3-Month LIBOR USD	12/27/2019	Term	14,958,671	33,860	1,232,344
GS	MSCI Emerging Markets Index	1-Month LIBOR USD	6/20/2022	Term	14,010,321	21,593	99,665

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON RERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	National Commercial Bank	1-Month LIBOR USD	6/28/2024	Term	$7,929	618	$(395)
GS	Natura Cosmeticos S.A.	1-Month LIBOR USD	6/28/2024	Term	297,091	75,600	288,506
UBS	Nestle (Malaysia) Berhad	1-Month LIBOR USD	9/20/2021	Term	223,074	6,300	(7,868)
UBS	Perusahaan Gas Negara Perser	1-Month LIBOR USD	9/20/2021	Term	252,534	1,644,800	(29,949)
GS	Petrobras Distribuidora S.A.	1-Month LIBOR USD	6/28/2024	Term	677,854	111,820	97,957
GS	Petroleo Brasileiro S.A.	1-Month LIBOR USD	6/28/2024	Term	781,496	153,765	344,776
GS	Petroleo Brasileiro S.A. — Preferred	1-Month LIBOR USD	6/28/2024	Term	745,985	129,042	152,290
UBS	Petronas Chemicals Group Berhad	1-Month LIBOR USD	9/20/2021	Term	219,802	109,700	(32,929)
UBS	Petronas Dagangan Berhad	1-Month LIBOR USD	9/20/2021	Term	384,599	63,900	(36,075)
UBS	Petronas Gas Berhad	1-Month LIBOR USD	9/20/2021	Term	131,903	31,700	(14,185)
GS	Phison Electronics Corp.	1-Month LIBOR USD	6/28/2024	Term	226,363	35,000	104,085
GS	Porto Seguro S.A.	1-Month LIBOR USD	6/28/2024	Term	494,818	46,416	191,614
UBS	PT Adaro Energy Tbk	1-Month LIBOR USD	9/20/2021	Term	599,355	6,359,500	(39,074)
UBS	PT Bukit Asam Tbk	1-Month LIBOR USD	9/20/2021	Term	147,684	819,800	(7,504)
UBS	PT Charoen Pokphand Indonesia Tbk	1-Month LIBOR USD	9/20/2021	Term	336,784	933,300	109,928
UBS	PT Gudang Garam Tbk	1-Month LIBOR USD	9/20/2021	Term	1,055,859	185,500	(388,195)
UBS	PT HM Sampoerna Tbk	1-Month LIBOR USD	9/20/2021	Term	340,705	1,506,400	(133,537)
UBS	PT Indofood Sukses Makmur Tbk	1-Month LIBOR USD	9/20/2021	Term	123,450	236,200	9,438
UBS	PT Jasa Marga (Persero) Tbk	1-Month LIBOR USD	9/20/2021	Term	9,559	27,600	(61)
UBS	PT Kalbe Farma Tbk	1-Month LIBOR USD	9/20/2021	Term	212,864	2,037,400	6,280
UBS	PT Pakuwon Jati Tbk	1-Month LIBOR USD	9/20/2021	Term	76,701	1,558,200	(14,750)
UBS	PT Semen Indonesia Persero Tbk	1-Month LIBOR USD	9/20/2021	Term	27,623	37,500	2,909
UBS	PT Unilever Indonesia Tbk	1-Month LIBOR USD	9/20/2021	Term	480,476	155,600	(19,786)
UBS	PT United Tractors Tbk	1-Month LIBOR USD	9/20/2021	Term	330,762	179,500	(58,810)
GS	Raia Drogasil S.A.	1-Month LIBOR USD	6/28/2024	Term	71,136	4,656	52,184
UBS	RHB Bank BHD	1-Month LIBOR USD	9/20/2021	Term	12,563	9,100	(256)
GS	Riyad Bank	1-Month SAIBOR	6/28/2024	Term	151,113	21,998	(21,182)
GS	Robinson PCL	1-Month LIBOR USD	6/28/2024	Term	95,488	59,100	31,457
GS	Samba Financial Group	1-Month SAIBOR	6/28/2024	Term	372,723	38,423	(68,403)
GS	Saudi Airlines Catering Co.	1-Month SAIBOR	6/28/2024	Term	220,075	9,972	26,942
GS	Saudi Arabian Fertilizer Co.	1-Month SAIBOR	6/28/2024	Term	97,717	4,781	(2,875)
GS	Saudi Basic Industries Corp.	1-Month SAIBOR	6/28/2024	Term	1,942,871	66,297	(304,756)
GS	Saudi Cement Co.	1-Month SAIBOR	6/28/2024	Term	9,012	500	52
GS	Saudi Electricity Co.	1-Month LIBOR USD	6/28/2024	Term	21,875	4,788	3,725
GS	Saudi Industrial Investment Group	1-Month SAIBOR	6/28/2024	Term	344,454	50,995	(61,704)
GS	Saudi Telecom Co.	1-Month SAIBOR	6/28/2024	Term	817,529	30,321	(43,654)
UBS	Sime Darby Berhad	1-Month LIBOR USD	9/20/2021	Term	46,086	82,500	(1,003)
GS	Sinopac Financial Holdings	1-Month LIBOR USD	6/28/2024	Term	4	13	(2,010)
GS	Standard Foods Corp.	1-Month LIBOR USD	6/28/2024	Term	1,220	840	389
GS	Suzano Papel e Celulose S.A.	1-Month LIBOR USD	6/28/2024	Term	39,793	3,300	9,047
GS	Synnex Technology International Corp.	1-Month LIBOR USD	6/28/2024	Term	220,417	200,000	32,199
GS	Taiwan Cement	1-Month LIBOR USD	6/28/2024	Term	512	535	246
GS	Telefonica Brasil S.A. — Preferred	1-Month LIBOR USD	6/28/2024	Term	620,668	50,574	62,572
UBS	Telekom Malaysia BHD	1-Month LIBOR USD	9/20/2021	Term	8,446	9,600	174
UBS	Telekomunikasi Indonesia Persero	1-Month LIBOR USD	9/20/2021	Term	435,745	1,504,500	(15,721)
GS	The Co. for Cooperative Insureance	1-Month LIBOR USD	6/28/2024	Term	7,537	400	(98)
GS	Tim Participacoes S.A.	1-Month LIBOR USD	6/28/2024	Term	198,456	62,019	2,124
GS	Ultrapar Participacoes S.A.	1-Month LIBOR USD	6/28/2024	Term	63,601	9,680	(14,893)
GS	Vale S.A.	1-Month LIBOR USD	6/28/2024	Term	353,228	35,640	76,816
UBS	Westport Holdings Berhad	1-Month LIBOR USD	9/20/2021	Term	25,425	25,200	(257)
GS	WPG Holdings Ltd.	1-Month LIBOR USD	6/28/2024	Term	374	320	(595)
GS	Yanbu National Petrochemical	1-Month SAIBOR	6/28/2024	Term	277,285	16,051	(55,199)

					$63,980,633		$3,302,823

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

Total Return Swaps – Short

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Alphabet, Inc. — Class A	1-Month LIBOR USD	4/2/2029	Term	$11,467,987	8,880	$(108,789)
GS	Altria Group, Inc.	1-Month LIBOR USD	4/2/2029	Term	8,649,033	176,295	(310,478)
GS	Apple, Inc.	1-Month LIBOR USD	4/2/2029	Term	8,836,787	34,367	(361,893)
GS	Cisco Systems, Inc.	1-Month LIBOR USD	4/2/2029	Term	3,237,825	57,500	637,038
GS	Citigroup, Inc.	1-Month LIBOR USD	4/2/2029	Term	8,144,722	108,843	(29,021)
GS	ConocoPhillips	1-Month LIBOR USD	4/2/2029	Term	6,512,220	99,000	566,272
GS	Corning, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,936,894	67,160	(19,811)
GS	DowDuPont, Inc.	1-Month LIBOR USD	4/2/2029	Term	4,009,609	48,332	883,378
GS	Federal Realty Investment Trust	1-Month LIBOR USD	4/2/2029	Term	2,140,050	16,370	(33,188)
GS	HCA Healthcare, Inc.	1-Month LIBOR USD	4/2/2029	Term	5,018,674	37,358	(174,779)
GS	Home Depot, Inc.	1-Month LIBOR USD	4/2/2029	Term	6,501,600	28,000	329,329
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	10,108,888	175,654	(129,015)
GS	McDonald’s Corp.	1-Month LIBOR USD	4/2/2029	Term	22,309,215	116,085	(380,889)
GS	New Residential Investment Corp.	1-Month LIBOR USD	4/2/2029	Term	1,666,681	100,342	35,219
GS	Occidental Petroleum Corp.	1-Month LIBOR USD	4/2/2029	Term	1,073,789	27,708	(10,501)
GS	Pitney Bowes, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,472,100	210,000	471,863
GS	Raytheon Co.	1-Month LIBOR USD	4/2/2029	Term	8,647,831	40,583	(173,053)
GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	4,241,944	21,384	(132,847)
GS	SunTrust Banks, Inc.	1-Month LIBOR USD	4/2/2029	Term	7,090,792	99,283	4,176
GS	The PNC Financial Services Group Inc.	1-Month LIBOR USD	4/2/2029	Term	5,676,625	44,596	(1,218,504)
GS	Ventas, Inc.	1-Month LIBOR USD	4/2/2029	Term	6,469,220	107,000	232,049
GS	Verizon Communications, Inc.	1-Month LIBOR USD	4/2/2029	Term	3,660,039	62,963	(178,000)
GS	WABCO Holdings, Inc.	1-Month LIBOR USD	4/2/2029	Term	1,782,886	13,379	5,933
GS	Walgreens Boots Alliance, Inc.	1-Month LIBOR USD	4/2/2029	Term	3,280,830	59,500	(300,609)
GS	Zoetis, Inc.	1-Month LIBOR USD	4/2/2029	Term	11,784,500	98,000	(22,819)

					$155,720,741		$(418,939)

Swaps on Futures

COUNTERPARTY	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (e)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION
MS	RTS Index Future — December 2019 Expiration	N/A	12/19/2019	Term	$5,348,836	1,949	$229,592

					$5,348,836		$229,592

							$3,113,476

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Schedule of Investments	as of November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of November 30, 2019 are as follows:

	VARIABLE RATE AS OF NOVEMBER 30, 2019	FIXED SPREAD RANGE AS OF NOVEMBER 30, 2019
1-Month LIBOR USD	1.70%	0.50% - 1.00%
3-Month LIBOR USD	1.91%	0.00% - 0.25%
1-Month SAIBOR	2.09%	0.50% - 0.75%

(c)	Value determined using significant unobservable inputs.
(d)

Total return swap reference entity is the MSCI China A Inclusion Index. Fixed spreads on these swaps fall outside the fixed spread range disclosed for 1-Month LIBOR USD. The spread range for these swaps is (2.50)% to (3.50)%.

(e)

These swaps do not have any financing accruals. The Portfolio has contracted to receive the total return of the reference entity. To the extent that return is positive, the Portfolio will earn a positive return; to the extent that return is negative, the Portfolio will bear a loss.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Assets and Liabilities	November 30, 2019

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$1,124,492,381	$348,378,399
Dividends and interest receivable	1,679,409	281,506
Receivable for fund shares sold	105,656	75,686
Securities lending income receivable	11,900	11,816
Receivable from Adviser	10,663	28,231
Cash	53	674
Collateral segregated for swaps	—	670,000
Unrealized appreciation on swap contracts	—	1,261
Due from broker	—	299
Other assets	50,576	17,674

Total assets	1,126,350,638	349,465,546

LIABILITIES:
Payable for securities on loan	10,631,389	9,196,387
Payable for fund shares redeemed	640,503	256,564
Variation margin payable for futures	96,604	107,821
Accrued distribution fees	85,524	25,012
Payable to custodian	13,435	3,951
Unrealized depreciation on swap contracts	—	686,309
Other accrued expenses	206,537	187,480

Total liabilities	11,673,992	10,463,524

Total net assets	$1,114,676,646	$339,002,022

NET ASSETS CONSIST OF:
Capital stock	$855,874,561	$277,147,111
Total distributable earnings	258,802,085	61,854,911

Total net assets	$1,114,676,646	$339,002,022

Class M
Net Assets	$1,044,944,184	$306,332,373
Shares outstanding	79,112,733	26,789,714
Class M Net asset value, offering and redemption price per share	$13.21	$11.43

Class Y
Net Assets	$69,732,462	$32,669,649
Shares outstanding	5,278,117	2,855,330
Class Y Net asset value, offering and redemption price per share	$13.21	$11.44

(1) Cost of Investments	$894,655,995	$253,016,160
(2) Fair value of securities out on loan	$11,154,866	$8,795,069

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Assets and Liabilities	November 30, 2019

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$438,401,920	$291,686,474
Unrealized appreciation on swap contracts	13,863,531	11,198,724
Cash	3,087,906	4,217,448
Dividends and interest receivable	1,636,142	1,003,835
Foreign currencies, at value(3)	1,010,038	641,221
Receivable for swaps sold	432,464	4,761
Receivable for fund shares sold	230,940	152,100
Receivable from Adviser	28,552	46,952
Securities lending income receivable	10,098	23,044
Variation margin receivable for futures	8,684	—
Spot trade receivable	3,000	—
Receivable for investments sold	—	72,226
Other assets	15,724	36,667

Total assets	458,728,999	309,083,452

LIABILITIES:
Due to broker	7,016,754	5,810,450
Unrealized depreciation on swap contracts	5,339,343	4,395,713
Payable for securities on loan	1,179,210	6,662,759
Payable for swaps purchased	395,125	82
Payable to custodian	92,101	111,968
Accrued distribution fees	36,205	23,348
Payable for fund shares redeemed	25,517	5,704
Payable for investment securities purchased	—	47,724
Variation margin payable for futures	—	31,293
Other accrued expenses	222,120	188,752

Total liabilities	14,306,375	17,277,793

Total net assets	$444,422,624	$291,805,659

NET ASSETS CONSIST OF:
Capital stock	$445,242,917	$293,557,160
Total distributable earnings	(820,293)	(1,751,501)

Total net assets	$444,422,624	$291,805,659

Class M
Net Assets	$439,213,442	$286,555,654
Shares outstanding	41,369,931	27,462,949
Class M Net asset value, offering and redemption price per share	$10.62	$10.43

Class Y
Net Assets	$5,209,182	$5,250,005
Shares outstanding	489,942	502,880
Class Y Net asset value, offering and redemption price per share	$10.63	$10.44

(1) Cost of Investments	$386,138,755	$267,578,515
(2) Fair value of securities out on loan	$1,115,835	$5,515,510
(3) Cost of foreign currencies	$1,009,065	$638,224

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Assets and Liabilities	November 30, 2019

ELEMENTS EMERGING MARKETS PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$368,448,340
Unrealized appreciation on swap contracts	8,617,704
Cash	3,276,919
Dividends and interest receivable	439,320
Foreign currencies, at value(3)	338,063
Receivable for fund shares sold	83,859
Receivable for investments sold	54,850
Receivable from Adviser	42,231
Receivable for swaps sold	2,185
Securities lending income receivable	1,317
Spot trade receivable	1,228
Other assets	101,302

Total assets	381,407,318

LIABILITIES:
Unrealized depreciation on swap contracts	5,504,228
Due to broker	3,469,720
Payable for securities on loan	2,453,855
Variation margin payable for futures	1,584,870
Payable for swaps purchased	91,713
Accrued distribution fees	30,415
Payable to custodian	17,604
Payable for fund shares redeemed	5,171
Spot trade payable	1,230
Other accrued expenses	124,325

Total liabilities	13,283,131

Total net assets	$368,124,187

NET ASSETS CONSIST OF:
Capital stock	$376,531,494
Total distributable earnings	(8,407,307)

Total net assets	$368,124,187

Class M
Net Assets	$363,007,828
Shares outstanding	36,747,397
Class M Net asset value, offering and redemption price per share	$9.88

Class Y
Net Assets	$5,116,359
Shares outstanding	517,934
Class Y Net asset value, offering and redemption price per share	$9.88

(1) Cost of Investments	$346,686,178
(2) Fair value of securities out on loan	$2,373,905
(3) Cost of foreign currencies	$339,126

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Operations	For the Period Ended November 30, 2019 (Unaudited)

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO

INVESTMENT INCOME:
Dividend income	$9,027,083	$2,224,660
Interest income	288,560	88,739
Securities lending income	35,298	84,079

Total investment income	9,350,941	2,397,478

EXPENSES:
Advisory fees (See Note 4)	1,598,399	865,407
Distribution (12b-1) fees	501,768	159,555
Fund accounting and administration fees	95,291	87,606
Legal fees	43,641	21,749
Transfer agency fees and expenses	40,660	25,347
Audit and tax related fees	30,014	27,269
Trustees fees and expenses	28,682	12,349
Custody fees	25,848	8,680
Federal and state registration fees	21,996	47,282
Chief Compliance Officer compensation	21,600	21,600
Other expenses	49,329	41,741

Total expenses before Adviser waiver	2,457,228	1,318,585
Expenses waived by Adviser (See Note 4)	(1,691,745)	(1,072,627)

Total net expenses	765,483	245,958

Net investment income	8,585,458	2,151,520

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	14,267,122	(1,281,187)
Futures contracts	976,941	(436,463)
Swap contracts	—	(397,831)
Net change in unrealized appreciation (depreciation) on:
Investments	120,862,120	42,487,125
Futures contracts	2,570,342	1,754,018
Swap contracts	—	(399,378)

Net realized and unrealized gain	138,676,525	41,726,284

Net increase in net assets resulting from operations	$147,261,983	$43,877,804

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Operations	For the Period Ended November 30, 2019 (Unaudited)

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

INVESTMENT INCOME:
Dividend income	$4,675,293	$2,879,619
Interest income	74,617	101,922
Securities lending income	24,409	112,774

Total investment income	4,774,319	3,094,315

EXPENSES:
Advisory fees (See Note 4)	1,049,714	790,562
Distribution (12b-1) fees	232,633	143,110
Custody fees	134,283	210,662
Fund accounting and administration fees	126,385	114,255
Federal and state registration fees	85,164	77,362
Transfer agency fees and expenses	39,065	17,011
Audit and tax related fees	30,200	30,200
Legal fees	28,776	14,646
Chief Compliance Officer compensation	21,600	21,600
Trustees fees and expenses	16,339	7,514
Other expenses	171,056	104,499

Total expenses before Adviser waiver	1,935,215	1,531,421
Expenses waived by Adviser (See Note 4)	(1,345,703)	(1,181,049)

Total net expenses	589,512	350,372

Net investment income	4,184,807	2,743,943

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(10,310,765)	(11,226,155)
Foreign currency translation	(34,616)	4,393
Futures contracts	(7,834,665)	(2,835,791)
Swap contracts	(3,617,770)	(1,657,779)
Net change in unrealized appreciation (depreciation) on:
Investments	54,261,435	34,601,183
Foreign currency translation	(2,642)	4,244
Futures contracts	7,678,514	3,891,804
Swap contracts	(2,479,957)	1,690,578

Net realized and unrealized gain	37,659,534	24,472,477

Net increase in net assets resulting from operations	$41,844,341	$27,216,420

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Operations	For the Period Ended November 30, 2019 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO

INVESTMENT INCOME:
Dividend income	$7,464,322
Interest income	139,384
Securities lending income	13,856

Total investment income	7,617,562

EXPENSES:
Advisory fees (See Note 4)	1,159,796
Distribution (12b-1) fees	192,660
Fund accounting and administration fees	109,407
Custody fees	107,687
Federal and state registration fees	55,283
Audit and tax related fees	30,200
Transfer agency fees and expenses	24,787
Chief Compliance Officer compensation	21,600
Legal fees	16,521
Trustees fees and expenses	9,428
Other expenses	74,685

Total expenses before Adviser waiver	1,802,054
Expenses waived by Adviser (See Note 4)	(1,367,741)

Total net expenses	434,313

Net investment income	7,183,249

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/(loss) on:
Investments	(2,675,113)
Foreign currency translation	24,470
Futures contracts	(2,112,726)
Swap contracts	(9,869,095)
Net change in unrealized appreciation (depreciation) on:
Investments	24,142,818
Foreign currency translation	8,993
Futures contracts	5,124,288
Swap contracts	(6,879,585)

Net realized and unrealized gain	7,764,050

Net increase in net assets resulting from operations	$14,947,299

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Changes in Net Assets

	ELEMENTS U.S. PORTFOLIO		ELEMENTS U.S. SMALL CAP PORTFOLIO

	PERIOD ENDED NOVEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MAY 31, 2019	PERIOD ENDED NOVEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MAY 31, 2019

OPERATIONS:
Net investment income	$8,585,458	$16,146,959	$2,151,520	$6,850,254
Net realized gain (loss) on:
Investments	14,267,122	(5,487,904)	(1,281,187)	(32,170,506)
Futures contracts	976,941	8,361,860	(436,463)	1,547,034
Swap contracts	—	(4,284,341)	(397,831)	(2,480,078)
Net change in unrealized appreciation (depreciation) on:
Investments	120,862,120	4,218,559	42,487,125	(21,938,124)
Futures contracts	2,570,342	296,089	1,754,018	(1,866,472)
Swap contracts	—	(207,850)	(399,378)	658,909
Net increase (decrease) in net assets resulting from operations	147,261,983	19,043,372	43,877,804	(49,398,983)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class M	—	(13,665,103)	—	(6,907,090)
Net dividends and distributions — Class Y	—	—	—	—
Total distributions	—	(13,665,103)	—	(6,907,090)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class M	96,938,975	377,868,263	24,105,698	114,949,889
Proceeds from shares sold — Class Y	5,000,000	78,343,721	5,000,000	35,546,789
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—	13,023,486	—	6,490,196
Proceeds from shares issued to holders in reinvestment of dividends — Class Y	—	—	—	—
Cost of shares redeemed — Class M	(88,208,878)	(432,273,423)	(89,938,862)	(259,800,613)
Cost of shares redeemed — Class Y	—	(20,000,015)	—	(10,000,000)
Net increase (decrease) in net assets from capital share transactions	13,730,097	16,962,032	(60,833,164)	(112,813,739)
Total increase (decrease) in net assets	160,992,080	22,340,301	(16,955,360)	(169,119,812)

NET ASSETS:
Beginning of period	953,684,566	931,344,265	355,957,382	525,077,194

End of period	$1,114,676,646	$953,684,566	$339,002,022	$355,957,382

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Changes in Net Assets

	ELEMENTS INTERNATIONAL PORTFOLIO		ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	PERIOD ENDED NOVEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MAY 31, 2019	PERIOD ENDED NOVEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MAY 31, 2019

OPERATIONS:
Net investment income	$4,184,807	$15,017,984	$2,743,943	$6,642,599
Net realized gain (loss) on:
Investments	(10,310,765)	(37,018,639)	(11,226,155)	(20,702,145)
Foreign currency translation	(34,616)	(428,661)	4,393	(186,473)
Forward currency contracts	—	1,709	—	—
Futures contracts	(7,834,665)	(13,465,217)	(2,835,791)	(4,550,693)
Securities sold short	—	967	—	(128)
Swap contracts	(3,617,770)	(11,973,116)	(1,657,779)	(2,582,526)
Net change in unrealized appreciation (depreciation) on:
Investments	54,261,435	(21,594,403)	34,601,183	(20,482,875)
Foreign currency translation	(2,642)	18,636	4,244	20,869
Futures contracts	7,678,514	464,698	3,891,804	(564,736)
Securities sold short	—	(404)	—	—
Swap contracts	(2,479,957)	5,056,788	1,690,578	2,992,898
Net increase (decrease) in net assets resulting from operations	41,844,341	(63,919,658)	27,216,420	(39,413,210)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class M	—	(13,124,905)	—	(4,537,212)
Net dividends and distributions — Class Y	—	—	—	—
Total distributions	—	(13,124,905)	—	(4,537,212)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class M	37,170,621	517,394,859	56,003,669	238,576,633
Proceeds from shares sold — Class Y	5,000,000	40,897	5,000,000	18,676
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—	12,014,857	—	4,054,992
Proceeds from shares issued to holders in reinvestment of dividends — Class Y	—	—	—	—
Cost of shares redeemed — Class M	(238,001,495)	(444,481,411)	(99,690,839)	(126,219,252)
Cost of shares redeemed — Class Y	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(195,830,874)	84,969,202	(38,687,170)	116,431,049

Total increase (decrease) in net assets	(153,986,533)	7,924,639	(11,470,750)	72,480,627

NET ASSETS:
Beginning of period	598,409,157	590,484,518	303,276,409	230,795,782

End of period	$444,422,624	$598,409,157	$291,805,659	$303,276,409

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Statement of Changes in Net Assets

	ELEMENTS EMERGING MARKETS PORTFOLIO

	PERIOD ENDED NOVEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MAY 31, 2019

OPERATIONS:
Net investment income	$7,183,249	$7,566,277
Net realized gain (loss) on:
Investments	(2,675,113)	221,908
Foreign currency translation	24,470	(149,334)
Forward currency contracts	—	(272,106)
Futures contracts	(2,112,726)	(23,521,147)
Swap contracts	(9,869,095)	(15,242,980)
Net change in unrealized appreciation (depreciation) on:
Investments	24,142,818	(10,746,579)
Foreign currency translation	8,993	11,218
Forward currency contracts	—	226,152
Futures contracts	5,124,288	7,108,945
Swap contracts	(6,879,585)	8,716,195
Net increase (decrease) in net assets resulting from operations	14,947,299	(26,081,451)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class M	—	(6,035,261)
Net dividends and distributions — Class Y	—	—
Total distributions	—	(6,035,261)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class M	60,290,127	259,496,758
Proceeds from shares sold — Class Y	5,000,000	46,157
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—	5,282,097
Proceeds from shares issued to holders in reinvestment of dividends — Class Y	—	—
Cost of shares redeemed — Class M	(73,406,329)	(146,985,095)
Cost of shares redeemed — Class Y	(10)	—
Net increase (decrease) in net assets from capital share transactions	(8,116,212)	117,839,917
Total increase in net assets	6,831,087	85,723,205

NET ASSETS:
Beginning of period	361,293,100	275,569,895

End of period	$368,124,187	$361,293,100

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

[Intentionally Left Blank]

Financial Highlights	November 30, 2019

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(4)	Net Realized and Unrealized Gains (Losses)	Total Income (Loss) from Investment Operations
ELEMENTS U.S. PORTFOLIO—CLASS M
Period Ended November 30, 2019 (Unaudited)	$11.46	0.10	1.65	1.75
Year Ended May 31, 2019	$11.43	0.19	—	0.19
Year Ended May 31, 2018	$10.12	0.16	1.26	1.42
Period Ended May 31, 2017(1)	$10.00	0.03	0.09	0.12
ELEMENTS U.S. PORTFOLIO—CLASS Y
Period Ended November 30, 2019 (Unaudited)	$11.45	0.11	1.65	1.76
Period Ended May 31, 2019(9)	$12.03	0.04	(0.62)	(0.58)
ELEMENTS U.S. SMALL CAP PORTFOLIO—CLASS M
Period Ended November 30, 2019 (Unaudited)	$10.08	0.07	1.28	1.35
Year Ended May 31, 2019	$11.42	0.16	(1.35)	(1.19)
Year Ended May 31, 2018	$9.81	0.15	1.58	1.73
Period Ended May 31, 2017(1)	$10.00	0.02	(0.21)	(0.19)
ELEMENTS U.S. SMALL CAP PORTFOLIO—CLASS Y
Period Ended November 30, 2019 (Unaudited)	$10.08	0.07	1.29	1.36
Period Ended May 31, 2019(9)	$10.79	0.02	(0.73)	(0.71)
ELEMENTS INTERNATIONAL PORTFOLIO—CLASS M
Period Ended November 30, 2019 (Unaudited)	$9.74	0.09	0.79	0.88
Year Ended May 31, 2019	$11.03	0.24	(1.32)	(1.08)
Year Ended May 31, 2018	$10.29	0.21	0.73	0.94
Period Ended May 31, 2017(2)	$10.00	0.01	0.28	0.29
ELEMENTS INTERNATIONAL PORTFOLIO—CLASS Y
Period Ended November 30, 2019 (Unaudited)	$9.75	0.04	0.84	0.88
Period Ended May 31, 2019(9)	$10.14	0.07	(0.46)	(0.39)
ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO—CLASS M
Period Ended November 30, 2019 (Unaudited)	$9.53	0.09	0.81	0.90
Year Ended May 31, 2019	$11.35	0.25	(1.88)	(1.63)
Year Ended May 31, 2018	$10.36	0.19	1.08	1.27
Period Ended May 31, 2017(2)	$10.00	0.01	0.35	0.36
ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO—CLASS Y
Period Ended November 30, 2019 (Unaudited)	$9.53	0.05	0.86	0.91
Period Ended May 31, 2019(9)	$9.94	0.08	(0.49)	(0.41)
ELEMENTS EMERGING MARKETS PORTFOLIO—CLASS M
Period Ended November 30, 2019 (Unaudited)	$9.45	0.18	0.25	0.43
Year Ended May 31, 2019	$10.63	0.24	(1.19)	(0.95)
Year Ended May 31, 2018(3)	$10.00	0.14	1.19	1.33
ELEMENTS EMERGING MARKETS PORTFOLIO—CLASS Y
Period Ended November 30, 2019 (Unaudited)	$9.45	0.07	0.36	0.43
Period Ended May 31, 2019(9)	$10.06	0.04	(0.65)	(0.61)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Financial Highlights	November 30, 2019

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate		Portfolio Turnover Rate — Alternative Calculation(8)

—	—	—	$13.21	15.27	%(6)	$1,044,944	0.47	%(7)	0.15	%(7)	1.29	%(7)	1.61	%(7)	19.50	%(6)	19.50	%(6)
(0.16)	—	(0.16)	$11.46	1.68%		$897,792	0.47%		0.15%		1.29%		1.61%		52.00%		37.64%
(0.10)	(0.01)	(0.11)	$11.43	14.02%		$931,344	0.51%		0.15%		1.06%		1.42%		21.56%		14.17%
—	—	—	$10.12	1.20	%(6)	$616,076	0.66	%(7)	0.00	%(7)	1.16	%(7)	1.82	%(7)	0.40	%(6)	N/A

—	—	—	$13.21	15.37	%(6)	$69,732	0.37	%(7)	0.05	%(7)	1.39	%(7)	1.71	%(7)	19.50	%(6)	19.50	%(6)
—	—	—	$11.45	(4.82	%)(6)	$55,893	0.38	%(7)	0.05	%(7)	1.61	%(7)	1.94	%(7)	52.00%		37.64%

—	—	—	$11.43	13.39	%(6)	$306,332	0.77	%(7)	0.15	%(7)	0.61	%(7)	1.23	%(7)	9.24	%(6)	6.13	%(6)
(0.15)	—	(0.15)	$10.08	(10.41%)		$331,856	0.72%		0.15%		0.89%		1.46%		64.16%		46.75%
(0.10)	(0.02)	(0.12)	$11.42	17.65%		$525,077	0.75%		0.15%		0.78%		1.38%		25.19%		21.06%
—	—	—	$9.81	(1.90	%)(6)	$423,113	0.91	%(7)	0.00	%(7)	0.37	%(7)	1.28	%(7)	0.01	%(6)	N/A

—	—	—	$11.44	13.49	%(6)	$32,670	0.67	%(7)	0.05	%(7)	0.73	%(7)	1.35	%(7)	9.24	%(6)	6.13	%(6)
—	—	—	$10.08	(6.58	%)(6)	$24,101	0.69	%(7)	0.05	%(7)	0.63	%(7)	1.27	%(7)	64.16%		46.75%

—	—	—	$10.62	9.03	%(6)	$439,213	0.83	%(7)	0.25	%(7)	1.22	%(7)	1.80	%(7)	12.00	%(6)	7.07	%(6)
(0.14)	(0.07)	(0.21)	$9.74	(9.75%)		$598,370	0.70%		0.20%		1.89%		2.39%		121.71%		80.87%
(0.16)	(0.04)	(0.20)	$11.03	9.22%		$590,485	0.76%		0.21%		1.38%		1.93%		20.84%		13.52%
—	—	—	$10.29	2.90	%(6)	$374,362	1.23	%(7)	0.00	%(7)	(0.59	%)(7)	0.64	%(7)	0.00	%(6)	N/A

—	—	—	$10.63	9.03	%(6)	$5,209	0.65	%(7)	0.13	%(7)	0.33	%(7)	0.85	%(7)	12.00	%(6)	7.07	%(6)
—	—	—	$9.75	(3.85	%)(6)	$39	0.68	%(7)	0.10	%(7)	3.69	%(7)	4.27	%(7)	121.71%		80.87%

—	—	—	$10.43	9.44	%(6)	$286,555	1.07	%(7)	0.24	%(7)	1.08	%(7)	1.91	%(7)	28.86	%(6)	26.80	%(6)
(0.12)	(0.07)	(0.19)	$9.53	(14.33%)		$303,259	0.98%		0.21%		1.73%		2.50%		106.41%		63.84%
(0.17)	(0.11)	(0.28)	$11.35	12.34%		$230,796	1.11%		0.21%		0.81%		1.71%		19.19%		9.84%
—	—	—	$10.36	3.60	%(6)	$131,264	2.65	%(7)	0.00	%(7)	(1.60	%)(7)	1.05	%(7)	0.00	%(6)	N/A

—	—	—	$10.44	9.55	%(6)	$5,250	0.87	%(7)	0.14	%(7)	0.35	%(7)	1.08	%(7)	28.86	%(6)	26.80	%(6)
—	—	—	$9.53	(4.12	%)(6)	$18	0.99	%(7)	0.10	%(7)	4.16	%(7)	5.05	%(7)	106.41%		63.84%

—	—	—	$9.88	4.55	%(6)	$363,008	0.93	%(7)	0.23	%(7)	3.02	%(7)	3.72	%(7)	41.94	%(6)	19.95	%(6)
(0.11)	(0.12)	(0.23)	$9.45	(8.87%)		$361,250	0.92%		0.22%		1.76%		2.46%		227.60%		32.74%
(0.06)	(0.64)	(0.70)	$10.63	13.46%		$275,570	0.98%		0.22%		0.56%		1.32%		60.28%		4.49%

—	—	—	$9.88	4.55	%(6)	$5,116	(0.61	%)(7)	0.12	%(7)	2.06	%(7)	1.33	%(7)	41.94	%(6)	19.95	%(6)
—	—	—	$9.45	(6.06	%)(6)	$43	0.88	%(7)	0.15	%(7)	1.78	%(7)	2.51	%(7)	227.60%		32.74%
(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	The Portfolio commenced operations on June 1, 2017.
(4)	Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser.
(5)	Results shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fees and partial reimbursement of the Portfolio’s expenses by Stone Ridge. See Note 4 to the Financial Statements for additional information regarding the Portfolios’ fee waivers and expense reimbursements. In the absence of fee waivers and reimbursements, returns for the Portfolios would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(6)	Not annualized.
(7)	Annualized.
(8)	Turnover calculation for the Portfolio’s single stock factor investing. Calculated as the lesser of notional bought or sold in equities and single-name equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction cost and activity in other products such as index derivatives.
(9)	Class Y for each portfolio commenced operations on April 1, 2019.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

1. Organization

Stone Ridge Trust (the “Trust”) is an open-end management investment company, organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio, each a “Portfolio” and collectively the “Portfolios.”

Each Portfolio is classified as non-diversified under the 1940 Act. The Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio commenced operations on April 3, 2017. The Elements International Portfolio and the Elements International Small Cap Portfolio commenced operations on May 1, 2017. The Elements Emerging Markets Portfolio commenced operations on June 1, 2017. Each Portfolio offers two classes of shares to investors: Class Y shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M Shares, with no front-end or back-end sales charges, and a 0.10% 12b-1 fee. No Portfolio charges redemption fees. Each Portfolio has an unlimited number of authorized shares.

The investment objective of each Portfolio is to seek long-term capital appreciation. The Elements U.S. Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. companies. The Elements U.S. Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. small capitalization companies. The Elements International Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries, other than the United States, with developed markets. The Elements International Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of small capitalization companies associated with countries, other than the United States, with developed markets. The Elements Emerging Markets Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries with emerging or frontier markets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Portfolios have early adopted this standard effective November 30, 2018, and the changes are incorporated into the financial statements.

(a) Investment Valuation and Fair Value Measurement The Board of Trustees (“Board”) of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as money market funds, commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices became unavailable for the securities. Transfers from Level 3 to Level 1 occurred because quoted prices became available for the securities. The following tables summarize the inputs used to value the Portfolios’ investments as of November 30, 2019.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio (1)
Assets
Common Stocks	$1,085,843,877	$—	$—	$1,085,843,877
Real Estate Investment Trusts	27,208	—	—	27,208
Rights	132	—	—	132
Money Market Funds	5,338,330	—	—	5,338,330
U.S. Treasury Bills	—	22,651,445	—	22,651,445
Investments Purchased with the Cash Proceeds from Securities Lending	10,631,389	—	—	10,631,389

Total Assets	$1,101,840,936	$22,651,445	$—	$1,124,492,381
Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,746,064	$—	$—	$1,746,064

Total	$1,746,064	$—	$—	$1,746,064

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Small Cap Portfolio (1)
Assets
Common Stocks	$329,105,511	$—	$2,536	$329,108,047
Real Estate Investment Trusts	1,181,922	—	—	1,181,922
Rights	—	—	6,927	6,927
Money Market Funds	1,925,030	—	—	1,925,030
U.S. Treasury Bills	—	6,960,086	—	6,960,086
Investments Purchased with the Cash Proceeds from Securities Lending	9,196,387	—	—	9,196,387

Total Assets	$341,408,850	$6,960,086	$9,463	$348,378,399
Other Financial Instruments*
Unrealized appreciation on futures contracts	$821,217	$—	$—	$821,217
Unrealized appreciation on swap contracts	—	1,261	—	1,261
Unrealized depreciation on swap contracts	—	(686,309)	—	(686,309)

Total	$821,217	$(685,048)	$—	$136,169

Elements International Portfolio (1)
Assets
Common Stocks	$419,191,733	$—	$—	$419,191,733
Preferred Stocks	3,957,012	—	—	3,957,012
Real Estate Investment Trusts	7,776,367	—	—	7,776,367
U.S. Treasury Bills	—	6,297,598	—	6,297,598
Investments Purchased with the Cash Proceeds from Securities Lending	1,179,210	—	—	1,179,210

Total Assets	$432,104,322	$6,297,598	$—	$438,401,920
Other Financial Instruments*
Unrealized appreciation on futures contracts	$2,415,380	$—	$—	$2,415,380
Unrealized depreciation on futures contracts	(454,969)	—	—	(454,969)
Unrealized appreciation on swap contracts	—	13,863,531	—	13,863,531
Unrealized depreciation on swap contracts	—	(5,339,343)	—	(5,339,343)

Total	$1,960,411	$8,524,188	$—	$10,484,599

Elements International Small Cap Portfolio (1)
Assets
Common Stocks	$270,601,027	$3,057	$441,528	$271,045,612
Preferred Stocks	1,053,045	—	—	1,053,045
Real Estate Investment Trusts	1,209,817	—	—	1,209,817
Rights	—	—	1,674	1,674
Money Market Funds	5,316,007	—	—	5,316,007
U.S. Treasury Bills	—	6,397,560	—	6,397,560
Investments Purchased with the Cash Proceeds from Securities Lending	6,662,759	—	—	6,662,759

Total Assets	$284,842,655	$6,400,617	$443,202	$291,686,474
Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,807,249	$—	$—	$1,807,249
Unrealized depreciation on futures contracts	(218,316)	—	—	(218,316)
Unrealized appreciation on swap contracts	—	11,198,397	327	11,198,724
Unrealized depreciation on swap contracts	—	(4,395,713)	—	(4,395,713)

Total	$1,588,933	$6,802,684	$327	$8,391,944

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements Emerging Markets Portfolio (1)
Assets
Common Stocks	$341,959,547	$—	$—	$341,959,547
Preferred Stocks	4,751,299	—	—	4,751,299
Real Estate Investment Trusts	9,956,457	—	—	9,956,457
Rights	59	—	—	59
Money Market Funds	147,096	—	—	147,096
U.S. Treasury Bills	—	9,180,027	—	9,180,027
Investments Purchased with the Cash Proceeds from Securities Lending	2,453,855	—	—	2,453,855

Total Assets	$359,268,313	$9,180,027	$—	$368,448,340
Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,214,491	$—	$—	$1,214,491
Unrealized appreciation on swap contracts	—	6,814,528	1,803,176	8,617,704
Unrealized depreciation on swap contracts	—	(5,432,459)	(71,769)	(5,504,228)

Total	$1,214,491	$1,382,069	$1,731,407	$4,327,967

*	Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended November 30, 2019:

	BEGINNING BALANCE — JUNE 1, 2019	ACQUISITIONS	DISPOSITIONS	REALIZED GAINS/ (LOSSES)	RETURN OF CAPITAL	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	TRANSFERS IN/(OUT) OF LEVEL 3	ENDING BALANCE — NOVEMBER 30, 2019
Elements U.S. Small Cap Portfolio:
Common Stocks	$4,579	$—	$(7,475)	$7,475	$—	$(2,043)	$—	$2,536
Rights	6,927	—	—	—	—	—	—	$6,927
Elements International Portfolio:
Rights	18,089	—	(18,207)	—	—	118	—	$—
Elements International Small Cap Portfolio:
Common Stocks	495,978	—	(14,372)	(409)	—	(99,604)	59,935	$441,528
Rights	33,653	—	(31,130)	—	2	(851)	—	$1,674
Swap Contracts*	(4,494)	—	(96)	96	—	5,602	(781)	327
Elements Emerging Markets Portfolio:
Rights	—	1,134	—	—	—	(1,134)	—	$—
Swap Contracts*	884,207	—	(479,678)	479,678	—	276,368	570,832	1,731,407

*	Swap contracts are derivatives. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

As of November 30, 2019, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $(2,043) and $0 for common stocks and rights, respectively, in the Elements International Portfolio was $118 for rights, in the Elements International Small Cap Portfolio were $(99,604), $(851), and $5,602 for common stocks, rights, and swap contracts, respectively, and in the Elements Emerging Markets Portfolio was $(1,134) and 276,368 for rights and swap contracts, respectively.

Unobservable inputs used to value a Portfolio’s investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer’s financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

Derivative Transactions — All of the Portfolios engage in futures and swap transactions while the Elements Emerging Markets Portfolio also engages in forward currency transactions. These transactions were for speculative purposes, to maintain liquidity, hedge equity and foreign exchange rate exposure or to earn an enhanced return during the period ended November 30, 2019.

Futures Contracts — All of the Portfolios engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

The average notional amount of futures contracts held during the period ended November 30, 2019, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Long futures contracts
Equity index contracts	$27,343,376	$17,547,244	$121,220,933	$64,505,264	$94,756,664
Total long futures contracts	$27,343,376	$17,547,244	$121,220,933	$64,505,264	$94,756,664

Total Return Swaps — All of the Portfolios enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Portfolios use swaps for both speculative and hedging purposes.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

The average notional amount of total return swaps held during the period ended November 30, 2019, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Long Swap Contracts
Equity contracts	$—	$—	$98,398,706	$53,861,743	$67,211,058
Futures contracts	—	—	1,590,602	—	5,179,550
Total long swap contracts	$—	$—	$99,989,308	$53,861,743	$72,390,608
Short Swap Contracts
Equity contracts	$—	$6,699,614	$103,493,602	$56,177,343	$155,771,363
Total short swap contracts	$—	$6,699,614	$103,493,602	$56,177,343	$155,771,363

Forward Currency Contracts — All of the Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date, or in the case of a non-deliverable contract, to settle the equivalent in U.S. dollars. The Portfolio’s net equity therein, represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. None of the Portfolios entered into forward contracts during the period ended November 30, 2019.

The tables below reflect the values of the derivative assets and liabilities as reflected in each Portfolio’s Statement of Assets and Liabilities.

		ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	$1,746,064

Elements U.S. Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	821,217
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	1,261

Elements International Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	466,741
Foreign exchange contracts	Net assets—Unrealized appreciation*	1,948,639
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	13,863,531

Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	213,227
Foreign exchange contracts	Net assets—Unrealized appreciation*	1,594,022
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	11,198,724

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

		ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	$1,214,491
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	8,617,704

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Small Cap Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	$(686,309)

Elements International Portfolio
Futures
Foreign exchange contracts	Net assets—Unrealized depreciation*	(454,969)
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(5,339,343)

Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized depreciation*	(218,316)
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(4,395,713)

Elements Emerging Markets Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(5,504,228)

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended November 30, 2019.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$976,941	$—	$976,941

Elements U.S. Small Cap Portfolio
Equity contracts	(436,463)	(397,831)	(834,294)

Elements International Portfolio
Equity contracts	315,158	(3,617,770)	(3,302,612)
Foreign exchange contracts	(8,149,823)	—	(8,149,823)

Elements International Small Cap Portfolio
Equity contracts	516,142	(1,657,779)	(1,141,637)
Foreign exchange contracts	(3,351,933)	—	(3,351,933)

Elements Emerging Markets Portfolio
Equity contracts	(2,112,726)	(9,869,095)	(11,981,821)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$2,570,342	$—	$2,570,342

Elements U.S. Small Cap Portfolio
Equity contracts	1,754,018	(399,378)	1,354,640

Elements International Portfolio
Equity contracts	914,719	(2,479,957)	(1,565,238)
Foreign exchange contracts	6,763,795	—	6,763,795

Elements International Small Cap Portfolio
Equity contracts	365,832	1,690,578	2,056,410
Foreign exchange contracts	3,525,972	—	3,525,972

Elements Emerging Markets Portfolio
Equity contracts	5,124,288	(6,879,585)	(1,755,297)

(b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Portfolios are each subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Portfolios to individually close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements U.S. Small Cap Portfolio
Total return swap contracts	$1,261	$—	$1,261	$(1,261)	$—	$—
	$1,261	$—	$1,261	$(1,261)	$—	$—
Elements International Portfolio
Total return swap contracts	$13,863,531	$—	$13,863,531	$(5,339,343)	$(6,919,798)	$1,604,390
	$13,863,531	$—	$13,863,531	$(5,339,343)	$(6,919,798)	$1,604,390
Elements International Small Cap Portfolio
Total return swap contracts	$11,198,724	$—	$11,198,724	$(4,395,713)	$(5,414,122)	$1,388,889
	$11,198,724	$—	$11,198,724	$(4,395,713)	$(5,414,122)	$1,388,889
Elements Emerging Markets Portfolio
Total return swap contracts	$8,617,704	$—	$8,617,704	$(4,595,039)	$(3,720,000)	$302,665
	$8,617,704	$—	$8,617,704	$(4,595,039)	$(3,720,000)	$302,665

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL POSTED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements U.S. Small Cap Portfolio
Total return swap contracts	$686,309	$—	$686,309	$(1,261)	$(670,000)	$15,048
	$686,309	$—	$686,309	$(1,261)	$(670,000)	$15,048
Elements International Portfolio
Total return swap contracts	$5,339,343	$—	$5,339,343	$(5,339,343)	$—	$—
	$5,339,343	$—	$5,339,343	$(5,339,343)	$—	$—
Elements International Small Cap Portfolio
Total return swap contracts	$4,395,713	$—	$4,395,713	$(4,395,713)	$—	$—
	$4,395,713	$—	$4,395,713	$(4,395,713)	$—	$—
Elements Emerging Markets Portfolio
Total return swap contracts	$5,504,228	$—	$5,504,228	$(4,595,039)	$(909,189)	$—
	$5,504,228	$—	$5,504,228	$(4,595,039)	$(909,189)	$—

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

(d) Indemnifications In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements cannot be known; however, the Portfolios expect any risk of loss to be remote.

(e) Federal Income Taxes The Portfolios qualify and intend to continue to qualify as regulated investment companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Portfolios will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Portfolios intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Portfolios each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Portfolios’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Portfolios do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio invest primarily in foreign-issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in a Portfolio experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Portfolios invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Portfolios are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Portfolios may invest a portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(j) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Portfolios is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Portfolios to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolios’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

(k) Securities Lending The Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio entered into securities lending arrangements with Securities Finance Trust Company (a “securities lending agent”). The Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio entered into securities lending arrangements with Brown Brothers Harriman & Co. (a “securities lending agent”). Under the terms of the agreements, the securities lending agent is authorized to loan securities on behalf of the Portfolios to approved borrowers. In exchange, the Portfolios receive collateral in the amount of 102% of the value of securities loaned for domestic securities and 105% of the value of securities loaned with respect to foreign securities and the loans are marked to market daily. The Portfolios’ cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolios may lose money and there may be a delay in recovering securities. In addition, the Portfolios bear the risk of loss associated with the investment of collateral received. After predetermined rebates to borrowers, a percentage of the net securities lending revenue is credited to the applicable Portfolio. The securities lending agent is paid a fee for administering a securities lending program for the Portfolios, equal to a predetermined percentage of such net securities lending revenues. Securities lending income is disclosed in the Portfolios’ Statement of Operations.

(l) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each portfolio are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.10% of average daily net assets of the Class M shares.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Portfolios intend to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share. Permanent differences for the year ended May 31, 2019, were primarily attributable to differences in the book and tax treatment of foreign currencies realized gains and losses, distributions from real estate investment trusts and investment in passive foreign investment companies.

For the year ended May 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Portfolios’ net assets as follows:

PORTFOLIO	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Elements U.S. Portfolio	$(31,997)	$31,998	$(1)
Elements U.S. Small Cap Portfolio	(194,171)	3	194,168
Elements International Portfolio	(348,635)	348,632	3
Elements International Small Cap Portfolio	(148,176)	150,504	(2,328)
Elements Emerging Markets Portfolio	(414,041)	414,042	(1)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

As of May 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Tax cost of Investments	$859,766,565	$322,798,735	$626,369,815	$324,828,626	$371,206,942
Unrealized Appreciation	149,958,036	74,076,191	58,740,623	30,649,265	32,907,818
Unrealized Depreciation	(43,647,752)	(26,181,525)	(59,546,903)	(39,371,340)	(26,805,028)
Net unrealized appreciation (depreciation)	106,310,284	47,894,666	(806,280)	(8,722,075)	6,102,790
Undistributed Ordinary Income	7,856,319	2,651,847	13,534,333	5,766,466	6,076,653
Undistributed Long Term Capital Gains/Capital Loss Carryover	(2,626,501)	(32,569,406)	55,392,687	(26,012,312)	(35,534,049)
Distributable earnings	5,229,818	(29,917,559)	(41,858,354)	(20,245,846)	(29,457,396)
Other accumulated loss	—	—	—	—	—
Total accumulated gain/(loss)	$111,540,102	$17,977,107	$(42,664,634)	$(28,967,921)	$(23,354,606)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily attributable to passive foreign investments and wash sales loss deferrals.

The tax character of distributions paid during the year ended May 31, 2019 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Elements U.S. Portfolio	$13,665,103	$—	$—	$13,665,103
Elements U.S. Small Cap Portfolio	6,907,090	—	—	6,907,090
Elements International Portfolio	13,124,905	—	—	13,124,905
Elements International Small Cap Portfolio	4,537,212	—	—	4,537,212
Elements Emerging Markets Portfolio	6,035,261	—	—	6,035,261

The tax character of distributions paid during the year ended May 31, 2018 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Elements U.S. Portfolio	$7,965,223	$184,057	$—	$8,149,280
Elements U.S. Small Cap Portfolio	5,215,054	403,624	—	5,618,678
Elements International Portfolio	8,060,356	1,802,250	—	9,862,606
Elements International Small Cap Portfolio	3,519,708	1,168,644	—	4,688,352
Elements Emerging Markets Portfolio	6,954,814	8,036,768	—	14,991,582

Each of the Portfolios designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gains to zero.

At May 31, 2019 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Elements U.S. Portfolio	$(2,626,501)	$—	$(2,626,501)
Elements U.S. Small Cap Portfolio	(13,707,193)	(18,862,213)	(32,569,406)
Elements International Portfolio	(30,986,408)	(24,406,279)	(55,392,687)
Elements International Small Cap Portfolio	(16,519,715)	(9,492,597)	(26,012,312)
Elements Emerging Markets Portfolio	(24,506,293)	(11,027,756)	(35,534,049)

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

The Portfolios did not incur Late Year Ordinary Losses between January 1, 2019 and May 31, 2019 and elect not to defer, where applicable, Post-October Capital Losses incurred between November 1, 2018 and May 31, 2019.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the year ended May 31, 2019. As of May 31, 2019 open tax years include the periods ended May 31, 2017, 2018, and 2019. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Portfolios did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the Portfolios’ investment adviser, and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Portfolios.

As compensation for its services, the Adviser is paid by each of the Portfolios a fee, computed daily and paid monthly in arrears, at the annual rate of 0.30% of the average daily net assets for the Elements U.S. Portfolio, 0.50% of the average daily net assets for the Elements U.S. Small Cap Portfolio, 0.45% of the average daily net assets for the Elements International Portfolio, 0.55% of the average daily net assets of the Elements International Small Cap Portfolio, and 0.60% of the average daily net assets of the Elements Emerging Markets Portfolio.

Effective September 28, 2018 and through September 30, 2021 for the Portfolios, the Adviser has agreed to waive its management fee in its entirety. In addition, effective September 28, 2018 and through September 30, 2019, the Adviser has agreed to pay or otherwise bear operating and other expenses of the applicable Portfolio or a share class thereof (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the applicable share class to the percentage specified below of the average daily net assets attributable to such class.

PORTFOLIO	EXPENSE CAP
Elements U.S. Portfolio	0.15% for Class M Shares
Elements U.S. Small Cap Portfolio	0.05% for Class Y Shares

Elements International Portfolio
Elements International Small Cap Portfolio	0.20% for Class M Shares
Elements Emerging Markets Portfolio	0.10% for Class Y Shares

As of November 30, 2019, the amounts waived or reimbursed by the Adviser during the fiscal year ended with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio were as follows:

PORTFOLIO	AMOUNTS WAIVED FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 2019
Elements U.S. Portfolio—Class M	$1,593,212
Elements U.S. Portfolio—Class Y	98,533
Elements U.S. Small Cap Portfolio—Class M	989,007
Elements U.S. Small Cap Portfolio—Class Y	83,620
Elements International Portfolio—Class M	1,342,309
Elements International Portfolio—Class Y	3,394
Elements International Small Cap Portfolio—Class M	1,176,317
Elements International Small Cap Portfolio—Class Y	4,732
Elements Emerging Markets Portfolio—Class M	1,362,991
Elements Emerging Markets Portfolio—Class Y	4,750

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

As of September 28, 2018, expenses reimbursed by the Adviser, not including advisory fees waived, on or after such date will be available for recoupment to the extent that the expenses for the Portfolio after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment. However, the Adviser shall not be permitted to recoup any such expenses beyond three years from the month end in which the Adviser reimbursed an expense. As of November 30, 2019, no expenses have been recouped by the Adviser. As of November 30, 2019, the amounts available to be recouped by the Adviser with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio were as follows:

PORTFOLIO	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY NOVEMBER 30, 2022)
Elements U.S. Portfolio—Class M	$205,913
Elements U.S. Portfolio—Class Y	8,703
Elements U.S. Small Cap Portfolio—Class M	416,006
Elements U.S. Small Cap Portfolio—Class Y	22,778
Elements International Portfolio—Class M	536,299
Elements International Portfolio—Class Y	862
Elements International Small Cap Portfolio—Class M	850,286
Elements International Small Cap Portfolio—Class Y	1,212
Elements Emerging Markets Portfolio—Class M	414,470
Elements Emerging Markets Portfolio—Class Y	839

(b) Custodian, Administrator and Transfer Agent The custodians to the Trust are U.S. Bank, N.A for the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio and Brown Brothers Harriman & Co. for the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Portfolios’ distributor.

5. Distribution Plan

The Class M Shares of the Portfolios pay Rule 12b-1 fees to compensate financial intermediaries in connection with (i) personal and account maintenance services rendered to Class M shareholders (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Class M shares (fees for such services, if any, “distribution fees”). Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Portfolio, with respect to its class M shares, at the maximum annual rate of 0.25% of such Portfolio’s average daily net assets attributable to Class M. Class M Shares of each Portfolio currently pay a rate of 0.10% of the average daily net assets attributable to Class M shares and may not pay at a higher rate unless authorized to do so by the Board (not to exceed 0.25%). These fees are paid out of each Portfolio’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Portfolio’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment in Class M shares of the Portfolios and may cost you more than other types of sales charges. The Distributor does not retain any portion of the distribution fees. The Adviser performs certain services and incurs certain expenses with respect to the promotion of the Portfolios’ Class M shares and the servicing of Class M shareholders. If amounts remain from the 12b-1 fees after the Distributor has paid the intermediaries, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears in connection with the distribution of the Portfolios’ Class M shares. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Portfolios will bear such expenses.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended November 30, 2019, aggregate purchases and sales of securities (excluding short-term securities) by the Portfolios were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Purchases	$226,730,892	$31,332,451	$55,670,978	$78,346,892	$166,607,101
Sales	201,298,173	79,868,045	244,665,237	112,695,624	155,651,381
U.S. Government Security Purchases	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—

8. Capital Share Transactions

ELEMENTS U.S. PORTFOLIO - CLASS M	PERIOD ENDED NOVEMBER 30, 2019	YEAR ENDED MAY 31, 2019
Shares sold	7,805,816	33,337,508
Shares issued to holders in reinvestment of dividends	—	1,183,953
Shares redeemed	(7,053,224)	(37,631,660)
Net increase/(decrease) in shares	752,592	(3,110,199)
Shares outstanding:
Beginning of period	78,360,141	81,470,340
End of period	79,112,733	78,360,141

ELEMENTS U.S. PORTFOLIO - CLASS Y(1)	PERIOD ENDED NOVEMBER 30, 2019	PERIOD ENDED MAY 31, 2019
Shares sold	398,406	6,512,365
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	—	(1,632,654)
Net increase in shares	398,406	4,879,711
Shares outstanding:
Beginning of period	4,879,711	—
End of period	5,278,117	4,879,711

ELEMENTS U.S. SMALL CAP PORTFOLIO - CLASS M	PERIOD ENDED NOVEMBER 30, 2019	YEAR ENDED MAY 31, 2019
Shares sold	2,260,416	10,805,093
Shares issued to holders in reinvestment of dividends	—	646,434
Shares redeemed	(8,398,499)	(24,519,155)
Net increase/(decrease) in shares	(6,138,083)	(13,067,628)
Shares outstanding:
Beginning of period	32,927,797	45,995,425
End of period	26,789,714	32,927,797

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

ELEMENTS U.S. SMALL CAP PORTFOLIO - CLASS Y(1)	PERIOD ENDED NOVEMBER 30, 2019	PERIOD ENDED MAY 31, 2019
Shares sold	464,253	3,294,419
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	—	(903,342)
Net increase in shares	464,253	2,391,077
Shares outstanding:
Beginning of period	2,391,077	—
End of period	2,855,330	2,391,077

ELEMENTS INTERNATIONAL PORTFOLIO - CLASS M	PERIOD ENDED NOVEMBER 30, 2019	YEAR ENDED MAY 31, 2019
Shares sold	3,681,172	51,832,112
Shares issued to holders in reinvestment of dividends	—	1,263,392
Shares redeemed	(23,766,176)	(45,193,831)
Net increase in shares	(20,085,004)	7,901,673
Shares outstanding:
Beginning of period	61,454,935	53,553,262
End of period	41,369,931	61,454,935

ELEMENTS INTERNATIONAL PORTFOLIO - CLASS Y(1)	PERIOD ENDED NOVEMBER 30, 2019	PERIOD ENDED MAY 31, 2019
Shares sold	485,909	4,033
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	—	—
Net increase in shares	485,909	4,033
Shares outstanding:
Beginning of period	4,033	—
End of period	489,942	4,033

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO - CLASS M	PERIOD ENDED NOVEMBER 30, 2019	YEAR ENDED MAY 31, 2019
Shares sold	5,853,501	24,159,117
Shares issued to holders in reinvestment of dividends	—	433,226
Shares redeemed	(10,216,887)	(13,105,334)
Net increase in shares	(4,363,386)	11,487,009
Shares outstanding:
Beginning of period	31,826,335	20,339,326
End of period	27,462,949	31,826,335

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO - CLASS Y(1)	PERIOD ENDED NOVEMBER 30, 2019	PERIOD ENDED MAY 31, 2019
Shares sold	501,002	1,878
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	—	—
Net increase in shares	501,002	1,878
Shares outstanding:
Beginning of period	1,878	—
End of period	502,880	1,878

Elements Portfolios	Semi-Annual Report	November 30, 2019

Notes to Financial Statements	November 30, 2019

ELEMENTS EMERGING MARKETS PORTFOLIO - CLASS M	PERIOD ENDED NOVEMBER 30, 2019	YEAR ENDED MAY 31, 2019
Shares sold	6,220,687	27,472,249
Shares issued to holders in reinvestment of dividends	—	571,656
Shares redeemed	(7,689,578)	(15,749,206)
Net increase in shares	(1,468,891)	12,294,699
Shares outstanding:
Beginning of period	38,216,288	25,921,589
End of period	36,747,397	38,216,288

ELEMENTS EMERGING MARKETS PORTFOLIO - CLASS Y(1)	PERIOD ENDED NOVEMBER 30, 2019	PERIOD ENDED MAY 31, 2019
Shares sold	513,347	4,588
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(1)	—
Net increase in shares	513,346	4,588
Shares outstanding:
Beginning of period	4,588	—
End of period	517,934	4,588

(1)	Class Y commenced operations on April 1, 2019.

9. Financing

The Elements U.S. Portfolios may obtain leverage through borrowings in seeking to achieve their investment objectives. As of November 30, 2019, the Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio, along with two other series of the Trust advised by the Adviser (the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”) and the Stone Ridge U.S. Hedged Equity Fund (the “Hedged Equity Fund”), shared an umbrella line of credit with a maximum withdrawal capacity of the lesser of (1) $50,000,000 across all Stone Ridge Trust funds less any loans outstanding with Stone Ridge Trust III to the extent such loans exceed $25,000,000 or (2) (a) for funds with a secured line of credit, 33.3% of the net market value of the collateral posted by the fund or (b) for funds with an unsecured line of credit, 33.3% of the net assets of the fund. For the High Yield Fund, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017—October 24, 2020. For the Hedged Equity Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018- October 24, 2020.

Through the period ended November 30, 2019, the Elements U.S. Portfolio did not draw on the line of credit and as of November 30, 2019, the Elements U.S. Portfolio did not have an outstanding loan balance.

Through the period ended November 30, 2019, the Elements U.S. Small Cap Portfolio’s maximum borrowing was $750,000 and average borrowing was $4,098. This borrowing resulted in interest expenses of $83 at a weighted average interest rate of 4.00% and is included in “Other expenses” on the Elements U.S. Small Cap Portfolio’s Statement of Operations. As of November 30, 2019, the Elements U.S. Small Cap Portfolio did not have an outstanding loan balance.

10. Subsequent Events Evaluation

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Expense Examples (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Portfolio expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Portfolios’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each Portfolio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Elements U.S. Portfolio — Class M

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,152.70	$0.81
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.25	$0.76

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.15% for Elements U.S. Portfolio — Class M, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements U.S. Portfolio — Class Y

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,153.70	$0.27
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.75	$0.25

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.05% for Elements U.S. Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Expense Examples (Unaudited)

Elements U.S. Small Cap Portfolio — Class M

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,133.90	$0.80
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.25	$0.76

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.15% for Elements U.S. Small Cap Portfolio — Class M, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements U.S. Small Cap Portfolio — Class Y

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,134.90	$0.27
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.75	$0.25

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.05% for Elements U.S. Small Cap Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements International Portfolio — Class M

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,090.30	$1.31
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,023.75	$1.26

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.25% for Elements International Portfolio — Class M, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements International Portfolio — Class Y

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,090.30	$0.68
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.35	$0.66

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.13% for Elements International Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Expense Examples (Unaudited)

Elements International Small Cap Portfolio — Class M

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,094.40	$1.26
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,023.80	$1.21

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.24% for Elements International Small Cap Portfolio — Class M, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements International Small Cap Portfolio — Class Y

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,095.50	$0.73
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.30	$0.71

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.14% for Elements International Small Cap Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements Emerging Markets Portfolio — Class M

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,045.50	$1.18
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,023.85	$1.16

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.23% for Elements Emerging Markets Portfolio — Class M, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements Emerging Markets Portfolio — Class Y

	BEGINNING ACCOUNT VALUE JUNE 1, 2019	ENDING ACCOUNT VALUE NOVEMBER 30, 2019	EXPENSES PAID DURING PERIOD* JUNE 1, 2019 – NOVEMBER 30, 2019
Actual	$1,000.00	$1,045.50	$0.61
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.40	$0.61

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.12% for Elements Emerging Markets Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 183/366 to reflect the partial year period.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreement

Stone Ridge Trust

Semi-Annual Report

November 30, 2019

Elements U.S. Portfolio

Elements U.S. Small Cap Portfolio

Elements International Portfolio

Elements International Small Cap Portfolio

Elements Emerging Markets Portfolio

Board Approval of the Continuation of the Investment Management Agreement

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds an in-person meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.

At an in-person meeting held on October 28, 2019, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of the investment management agreement (the “Existing Agreement”) between the Adviser and the Trust on behalf of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio (each, a “Portfolio”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreement. In evaluating the Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreement.

The Board’s consideration of the Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Portfolios and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Portfolio; and (4) the extent to which economies of scale may be realized as the Portfolios grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Portfolios. In determining whether to approve the continuation of the Existing Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including management of each Portfolio’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Portfolios’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology, proprietary software, technology and personnel needed to implement each Portfolio’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities.

The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Portfolios. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Portfolio under the Existing Agreement and analyzed the Adviser’s ongoing ability to service the Portfolios through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreement.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Additional Information (Unaudited)

In considering the investment performance of the Portfolios and the Adviser, the Board reviewed information provided by the Adviser relating to each Portfolio’s performance together with the performance of each Portfolio’s corresponding index or indexes (where applicable). For each Portfolio, the Board considered the performance information for the 1 month, 3 month, 6 month and 1 year periods ended August 31, 2019 as well as for the period ended August 31, 2019 since the Portfolio’s commencement of investment operations. The Board also reviewed performance information for funds within Morningstar categories that include U.S. equity large cap growth, value and blended funds between $800 million and $1.5 billion in assets (for the Elements U.S. Portfolio), U.S. equity small cap growth, value and blended funds between $200 million and $600 million in assets (for the Elements U.S. Small Cap Portfolio), global equity large cap funds between $200 million and $700 million in assets (for the Elements International Portfolio), global equity mid/small cap funds between $100 million and $600 million in assets (for the Elements International Small Cap Portfolio) and emerging markets equity funds between $200 million and $700 million in assets (for the Elements Emerging Markets Portfolio), in each case, with specified characteristics as determined by the Adviser in consultation with the Portfolios’ third-party administrator (the “peer groups”). The Board considered the performance information for any comparable registered investment funds managed by the Adviser. The Board also considered the performance information for select multi-style funds that the Adviser believes are the most comparable registered investment funds to the Portfolios. The Board also considered the Adviser’s explanation that it does not manage any other accounts with strategies similar to those of the Portfolios and that there are very few, if any, funds that follow investment strategies similar to those of the Portfolios due to the unique nature of the Portfolios’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Portfolios. The Board, including the Independent Trustees, concluded that each Portfolio’s performance in light of all relevant factors supported the renewal of the Existing Agreement.

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Portfolio, the Board considered the fees paid under the Existing Agreement, the expense ratio for each Portfolio and any contractual expense limitation undertaken by the Adviser. In considering the appropriateness of the management fees, expense ratios and expense limitations applicable to the Portfolios, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreement. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Portfolios. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the Portfolios pursuant to the Existing Agreement were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Portfolios supported the continuation of the Existing Agreement.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Portfolios grow and whether the Portfolios’ fee levels reflect such economies of scale, such as through breakpoints in their investment management fees or through expense waiver and/or limitation agreements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Portfolios’ investment programs. In addition, the Board noted that each of the Portfolios was subject to a contractual expense limitation agreement. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Portfolios supported the continuation of the Existing Agreement.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of the Existing Agreement was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the Existing Agreement should be continued for a one-year period.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Additional Information (Unaudited)

2. Shareholder Notification of Federal Tax Status

For the fiscal period ended November 30, 2019, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Elements U.S. Portfolio	96.01%
Elements U.S. Small Cap Portfolio	95.30%
Elements International Portfolio	51.34%
Elements International Small Cap Portfolio	46.99%
Elements Emerging Markets Portfolio	22.35%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended May 31, 2019 was as follows:

Elements U.S. Portfolio	95.84%
Elements U.S. Small Cap Portfolio	94.64%
Elements International Portfolio	6.16%
Elements International Small Cap Portfolio	5.04%
Elements Emerging Markets Portfolio	13.55%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Portfolio was as follows:

Elements U.S. Portfolio	0.00%
Elements U.S. Small Cap Portfolio	0.00%
Elements International Portfolio	34.63%
Elements International Small Cap Portfolio	35.61%
Elements Emerging Markets Portfolio	51.18%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Portfolio was as follows:

Elements U.S. Portfolio	5.20%
Elements U.S. Small Cap Portfolio	9.94%
Elements International Portfolio	2.25%
Elements International Small Cap Portfolio	3.15%
Elements Emerging Markets Portfolio	4.43%

Pursuant to Section 853 of the Internal Revenue Code, the following Portfolios elect to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes.

			PER SHARE
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 5/31/2019
Elements International Portfolio	14,896,638	1,741,641	0.2423834696	0.028338273	61,458,968
Elements International Small Cap Portfolio	6,133,384	591,174	0.1927027480	0.018573899	31,828,212

Elements Portfolios	Semi-Annual Report	November 30, 2019

Additional Information (Unaudited)

3. Availability of Quarterly Portfolio Holdings Schedules

The Portfolios are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available without charge on the SEC’s website, www.sec.gov or by calling 1.855.609.3680.

4. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website www.sec.gov. The Portfolios are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Elements Portfolios	Semi-Annual Report	November 30, 2019

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

ALPS Distributors, Inc.

1290 Broadway #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Elements Portfolios P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.elementsfunds.com	SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*_ /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date     2/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date    2/6/2020

By (Signature and Title)*       /s/ Anthony Zuco

Anthony Zuco, Treasurer, Principal Financial Officer, Chief

Financial Officer and Chief Accounting Officer

Date    2/6/2020

* Print the name and title of each signing officer under his or her signature.